Victory Portfolios III	Schedule of Portfolio Investments
Victory Cornerstone Moderately Conservative Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (15.8%)
Communication Services (1.1%):
AT&T, Inc.	30,371	$478
Comcast Corp. Class A	12,039	474
Omnicom Group, Inc.	2,554	225
The Interpublic Group of Cos., Inc.	4,826	179
Verizon Communications, Inc.	17,765	633
		1,989
Consumer Discretionary (0.9%):
Best Buy Co., Inc.	2,578	187
eBay, Inc.	5,443	232
Lennar Corp. Class A	3,280	351
Lowe's Cos., Inc.	1,982	399
PulteGroup, Inc.	2,816	186
The Home Depot, Inc.	1,284	364
		1,719
Consumer Staples (1.0%):
Altria Group, Inc.	13,458	598
Philip Morris International, Inc.	6,021	542
Target Corp.	3,204	420
Walgreens Boots Alliance, Inc.	8,308	252
		1,812
Energy (0.4%):
EOG Resources, Inc.	1,868	200
Exxon Mobil Corp.	4,627	473
		673
Financials (1.9%):
American Express Co.	2,350	373
Ameriprise Financial, Inc.	1,350	403
Discover Financial Services	3,194	328
JPMorgan Chase & Co.	4,705	638
Mastercard, Inc. Class A	427	156
MSCI, Inc.	994	468
Regions Financial Corp.	11,659	201
Synchrony Financial	5,612	174
T. Rowe Price Group, Inc.	2,800	300
Visa, Inc. Class A	1,649	364
		3,405
Health Care (2.7%):
Abbott Laboratories	5,180	528
AbbVie, Inc.	3,769	520
Amgen, Inc.	1,833	405
Bristol-Myers Squibb Co.	5,383	347
CVS Health Corp.	4,520	308
Elevance Health, Inc.	333	149
Gilead Sciences, Inc.	7,989	615
Johnson & Johnson	983	152
Medtronic PLC	4,729	391
Pfizer, Inc.	16,682	634
Quest Diagnostics, Inc.	1,385	184
UnitedHealth Group, Inc.	881	429
West Pharmaceutical Services, Inc.	929	311
		4,973

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Conservative Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (1.3%):
3M Co.	4,855	$453
Automatic Data Processing, Inc.	1,118	234
Cintas Corp.	266	126
Expeditors International of Washington, Inc.	1,225	135
Lockheed Martin Corp.	1,010	448
Masco Corp.	2,779	134
Paychex, Inc.	4,004	420
United Parcel Service, Inc. Class B	3,169	529
		2,479
Information Technology (5.2%):
Accenture PLC Class A	2,209	676
Apple, Inc.	12,110	2,147
Applied Materials, Inc.	2,563	342
Broadcom, Inc.	1,187	959
Cisco Systems, Inc.	10,289	511
HP, Inc.	7,208	209
International Business Machines Corp.	3,254	418
KLA Corp.	1,390	616
Lam Research Corp.	449	277
Microsoft Corp.	7,152	2,349
Monolithic Power Systems, Inc.	558	273
NetApp, Inc.	2,397	159
QUALCOMM, Inc.	4,306	488
Skyworks Solutions, Inc.	1,984	205
		9,629
Materials (0.6%):
CF Industries Holdings, Inc.	2,173	134
Dow, Inc.	8,799	429
LyondellBasell Industries NV Class A	3,203	274
Nucor Corp.	1,208	160
The Mosaic Co.	3,197	102
		1,099
Real Estate (0.3%):
American Tower Corp.	564	104
Crown Castle, Inc.	1,129	128
Equinix, Inc.	146	109
Prologis, Inc.	1,486	185
		526
Utilities (0.4%):
Entergy Corp.	2,171	213
Evergy, Inc.	2,851	165
Pinnacle West Capital Corp.	1,378	106
The AES Corp.	8,338	165
		649
Total Common Stocks (Cost $27,810)		28,953

U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes, 3.88%, 3/31/25 (a)	$1,494	1,477
Total U.S. Treasury Obligations (Cost $1,499)		1,477

Exchange-Traded Funds (41.8%)
First Trust TCW Securitized Plus ETF	43,166	926
Invesco DB Commodity Index Tracking Fund	22,900	505
Invesco FTSE RAFI Developed Markets ex-US ETF	35,176	1,521

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Conservative Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Invesco FTSE RAFI Emerging Markets ETF	86,305	$1,541
iShares 0-5 Year TIPS Bond ETF	36,290	3,557
iShares 1-3 Year Treasury Bond ETF	46,310	3,783
iShares 20+ Year Treasury Bond ETF	29,830	3,072
iShares 7-10 Year Treasury Bond ETF	24,761	2,428
iShares Core MSCI Emerging Markets ETF	27,924	1,329
iShares Core S&P 500 ETF	1,232	517
iShares Core S&P Small-Cap ETF	36,318	3,357
iShares Core US Aggregate Bond ETF	65,676	6,474
iShares JP Morgan USD Emerging Markets Bond ETF	14,224	1,206
iShares MSCI Canada ETF	19,158	637
iShares MSCI International Momentum Factor ETF	71,831	2,289
iShares MSCI International Quality Factor ETF	81,444	2,827
iShares MSCI Japan ETF (b)	50,749	3,011
Schwab Fundamental Emerging Markets Large Co. Index ETF	170,705	4,391
Schwab Fundamental International Large Co. Index ETF	237,343	7,336
Schwab Fundamental International Small Co. Index ETF	50,100	1,620
SPDR Gold Shares (c)	13,316	2,428
SPDR S&P Emerging Markets SmallCap ETF	7,496	384
Vanguard FTSE All-World ex-U.S. ETF	32,066	1,687
Vanguard FTSE Developed Markets ETF	104,858	4,680
Vanguard FTSE Europe ETF	38,268	2,304
Vanguard Mortgage-Backed Securities ETF	45,048	2,082
Vanguard Real Estate ETF	7,052	564
Vanguard S&P 500 ETF	7,559	2,902
Vanguard Small-Cap Value ETF	11,516	1,749
Vanguard Total Stock Market ETF	12,754	2,642
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	240
Xtrackers USD High Yield Corporate Bond ETF	81,778	2,781
Total Exchange-Traded Funds (Cost $73,256)		76,770

Affiliated Exchange-Traded Funds (40.8%)
VictoryShares Core Intermediate Bond ETF	1,217,107	56,409
VictoryShares Core Plus Intermediate Bond ETF	686,365	14,825
VictoryShares Emerging Markets Value Momentum ETF	9,770	399
VictoryShares Short-Term Bond ETF	69,125	3,386
Total Affiliated Exchange-Traded Funds (Cost $85,371)		75,019

Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (d)	778,736	779
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (d)	778,736	778
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (d)	778,736	779
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (d)	778,736	779
Total Collateral for Securities Loaned (Cost $3,115)		3,115

Total Investments (Cost $191,051) — 100.9%		185,334
Liabilities in excess of other assets — (0.9)%		(1,638)
NET ASSETS - 100.00%		$183,696

At May 31, 2023, the Fund's investments in foreign securities were 18.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on May 31, 2023.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	53	6/16/23	$2,399,316	$2,388,775	$(10,541)
FTSE 100 Index Futures	29	6/16/23	2,784,108	2,687,743	(96,365)
S&P/Toronto Stock Exchange 60 Index Futures	17	6/15/23	3,028,311	2,947,351	(80,960)
					$(187,866)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	17	6/15/23	2,001,130	1,962,282	38,848
E-Mini Russell 2000 Index Futures	12	6/16/23	1,054,949	1,051,080	3,869
Topix Index Futures	19	6/8/23	2,743,806	2,899,576	(155,770)
					(113,053)

	Total unrealized appreciation				$42,717
	Total unrealized depreciation				(343,636)
	Total net unrealized appreciation (depreciation)				$(300,919)

Affiliated Holdings

	Fair Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 5/31/2023	Dividend Income
Victory Cornerstone Moderately Conservative Fund
VictoryShares Core Intermediate Bond ETF	$55,536	$—	$—	$—	$—	$873	$56,409	$428
VictoryShares Core Plus Intermediate Bond ETF	14,695	—	—	—	—	130	14,825	158
VictoryShares Emerging Markets Value Momentum ETF	393	—	—	—	—	6	399	5
VictoryShares Short-Term Bond ETF	3,382	—	—	—	—	4	3,386	35
	$74,006	$—	$—	$—	$—	$1,013	$75,019	$626

Victory Portfolios III	Schedule of Portfolio Investments
Victory Cornerstone Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (35.0%)
Communication Services (2.8%):
Alphabet, Inc. Class C (a)	13,679	$1,688
AMC Networks, Inc. Class A (a)	3,367	38
AT&T, Inc.	73,680	1,159
Cargurus, Inc. (a)	5,774	108
Cogent Communications Holdings, Inc.	2,406	148
Comcast Corp. Class A	17,086	672
IDT Corp. Class B (a)	2,589	79
Iridium Communications, Inc.	1,532	92
Meta Platforms, Inc. Class A (a)	11,743	3,109
Netflix, Inc. (a)	1,670	660
Shutterstock, Inc.	2,186	109
Sirius XM Holdings, Inc. (b)	121,311	432
Thryv Holdings, Inc. (a)	5,632	131
T-Mobile U.S., Inc. (a)	3,760	516
United States Cellular Corp. (a)	2,991	43
Verizon Communications, Inc.	18,328	653
ZipRecruiter, Inc. (a)	4,108	63
		9,700
Consumer Discretionary (2.6%):
Asbury Automotive Group, Inc. (a)	592	124
AutoZone, Inc. (a)	399	952
Best Buy Co., Inc.	6,308	458
Big 5 Sporting Goods Corp. (b)	8,754	66
Dillard's, Inc. Class A	214	59
Foot Locker, Inc.	2,541	64
Ford Motor Co.	48,540	583
Frontdoor, Inc. (a)	3,842	118
General Motors Co.	17,067	553
G-III Apparel Group Ltd. (a)	5,883	95
Group 1 Automotive, Inc.	720	161
Hibbett, Inc.	2,027	73
Installed Building Products, Inc.	1,423	149
Kontoor Brands, Inc.	2,607	102
Lennar Corp. Class A	5,388	577
Lowe's Cos., Inc.	2,540	511
MarineMax, Inc. (a)	3,324	94
McDonald's Corp.	2,237	638
Murphy USA, Inc.	523	145
O'Reilly Automotive, Inc. (a)	1,075	971
Perdoceo Education Corp. (a)	8,091	95
Signet Jewelers Ltd.	1,670	106
Smith & Wesson Brands, Inc.	8,421	99
Sonic Automotive, Inc. Class A	2,632	109
Starbucks Corp.	5,776	564
Taylor Morrison Home Corp. (a)	3,926	167
The Home Depot, Inc.	2,231	632
Ulta Beauty, Inc. (a)	988	405
Upbound Group, Inc.	3,064	92
Vista Outdoor, Inc. (a)	3,307	88
Winnebago Industries, Inc.	2,066	115
		8,965
Consumer Staples (1.9%):
Altria Group, Inc.	24,436	1,085
Central Garden & Pet Co. Class A (a)	2,727	94
Colgate-Palmolive Co.	6,237	464
General Mills, Inc.	5,829	490

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Herbalife Ltd. (a)	3,859	$46
Ingles Markets, Inc. Class A	1,412	113
Kimberly-Clark Corp.	3,374	453
National Beverage Corp. (a)	1,008	50
PepsiCo, Inc.	3,667	669
Philip Morris International, Inc.	5,795	521
Sprouts Farmers Market, Inc. (a)	2,724	94
The Kraft Heinz Co.	14,302	547
The Kroger Co.	11,360	515
USANA Health Sciences, Inc. (a)	1,945	118
Vector Group Ltd.	12,619	148
Walgreens Boots Alliance, Inc.	17,363	527
Walmart, Inc.	4,390	645
		6,579
Energy (1.8%):
APA Corp.	12,843	408
Arch Resources, Inc. (b)	838	87
Chevron Corp.	4,532	683
Civitas Resources, Inc.	2,346	157
CONSOL Energy, Inc.	2,265	122
Crescent Energy Co. Class A (b)	9,132	86
CVR Energy, Inc.	2,519	59
Devon Energy Corp.	8,965	413
DHT Holdings, Inc.	7,087	54
Dorian LPG Ltd.	4,261	98
EOG Resources, Inc.	4,306	462
Exxon Mobil Corp.	7,944	812
Magnolia Oil & Gas Corp. Class A	5,430	105
Marathon Oil Corp.	22,898	507
Marathon Petroleum Corp.	9,761	1,024
Matador Resources Co.	2,607	115
Murphy Oil Corp.	2,837	99
PBF Energy, Inc. Class A	3,653	134
Peabody Energy Corp.	2,869	52
SM Energy Co.	4,288	113
Teekay Corp. (a)	15,128	85
Valero Energy Corp.	5,037	539
		6,214
Financials (4.8%):
Aflac, Inc.	7,385	474
Annaly Capital Management, Inc.	943	18
Aon PLC Class A	1,611	497
Apollo Global Management, Inc.	7,364	492
Arbor Realty Trust, Inc. (b)	5,158	65
Arch Capital Group Ltd. (a)	6,519	454
Ares Commercial Real Estate Corp. (b)	4,856	45
Artisan Partners Asset Management, Inc. Class A	3,252	104
Capital One Financial Corp.	5,508	574
Cathay General Bancorp	4,108	120
Chimera Investment Corp.	10,251	49
Donnelley Financial Solutions, Inc. (a)	2,464	109
Enova International, Inc. (a)	3,277	153
Essent Group Ltd.	3,958	175
EVERTEC, Inc.	4,578	158
FactSet Research Systems, Inc.	1,097	422
First Bancorp	9,820	110
Fiserv, Inc. (a)	4,368	490
Fulton Financial Corp.	10,783	120

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Genworth Financial, Inc. (a)	25,911	$139
Heartland Financial USA, Inc.	4,056	112
Houlihan Lokey, Inc.	1,130	99
International Bancshares Corp.	3,711	159
Jackson Financial, Inc. Class A	3,292	91
JPMorgan Chase & Co.	11,687	1,586
Lakeland Financial Corp.	1,367	69
Marsh & McLennan Cos., Inc.	2,885	500
Mastercard, Inc. Class A	3,888	1,419
Moelis & Co. Class A	2,377	90
Morgan Stanley	14,137	1,156
Mr. Cooper Group, Inc. (a)	3,396	157
MSCI, Inc.	997	469
New York Mortgage Trust, Inc.	5,236	51
NMI Holdings, Inc. Class A (a)	4,140	104
OFG Bancorp	4,442	108
PennyMac Financial Services, Inc.	1,626	99
Prudential Financial, Inc.	6,783	534
Regions Financial Corp.	24,932	431
RLI Corp.	1,286	159
Selective Insurance Group, Inc.	1,730	167
ServisFirst Bancshares, Inc.	2,256	91
Stewart Information Services Corp.	2,156	97
StoneCo Ltd. Class A (a)	4,419	55
T. Rowe Price Group, Inc.	4,216	452
The Bancorp, Inc. (a)	3,902	120
The Bank of New York Mellon Corp.	13,518	543
The Goldman Sachs Group, Inc.	1,934	626
U.S. Bancorp	18,216	545
UMB Financial Corp.	2,020	114
Visa, Inc. Class A	3,474	768
W.R. Berkley Corp.	7,561	421
Willis Towers Watson PLC	2,142	469
		16,629
Health Care (5.6%):
AbbVie, Inc.	10,049	1,386
ACADIA Pharmaceuticals, Inc. (a)	5,070	119
Alector, Inc. (a)	10,723	80
Alkermes PLC (a)	4,886	141
AmerisourceBergen Corp.	5,406	920
Amgen, Inc.	5,204	1,148
AMN Healthcare Services, Inc. (a)	1,366	130
Amneal Pharmaceuticals, Inc. (a)	24,940	58
Arcus Biosciences, Inc. (a)	4,515	93
Arrowhead Pharmaceuticals, Inc. (a)	2,008	69
Avanos Medical, Inc. (a)	4,730	116
Beam Therapeutics, Inc. (a)	1,253	40
Bristol-Myers Squibb Co.	9,283	598
Cardinal Health, Inc.	5,575	459
CareDx, Inc. (a)	4,147	33
Catalyst Pharmaceuticals, Inc. (a)	7,841	91
Centene Corp. (a)	8,624	538
Collegium Pharmaceutical, Inc. (a)	4,105	91
Corcept Therapeutics, Inc. (a)	4,150	98
CorVel Corp. (a)	743	145
Cross Country Healthcare, Inc. (a)	3,991	102
CVS Health Corp.	8,753	595
Dynavax Technologies Corp. (a)	9,317	107
Eagle Pharmaceuticals, Inc. (a)	2,405	50

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Elevance Health, Inc.	1,367	$612
Eli Lilly & Co.	3,523	1,513
Embecta Corp.	2,679	74
Fulgent Genetics, Inc. (a)	3,330	132
Gilead Sciences, Inc.	14,520	1,117
Haemonetics Corp. (a)	1,342	114
Halozyme Therapeutics, Inc. (a)	3,646	118
Harmony Biosciences Holdings, Inc. (a)	1,418	49
HCA Healthcare, Inc.	1,881	497
IDEXX Laboratories, Inc. (a)	959	446
Integer Holdings Corp. (a)	1,236	101
Intellia Therapeutics, Inc. (a)	1,487	55
Ironwood Pharmaceuticals, Inc. (a)	13,058	142
iTeos Therapeutics, Inc. (a)	6,920	113
Lantheus Holdings, Inc. (a)	848	73
McKesson Corp.	1,278	500
Medpace Holdings, Inc. (a)	406	84
Medtronic PLC	7,412	613
Merck & Co., Inc.	6,268	692
Mettler-Toledo International, Inc. (a)	309	408
Myriad Genetics, Inc. (a)	3,800	84
Owens & Minor, Inc. (a)	5,753	117
Pfizer, Inc.	18,345	697
Prestige Consumer Healthcare, Inc. (a)	2,156	123
Progyny, Inc. (a)	1,851	69
Select Medical Holdings Corp.	5,002	137
SIGA Technologies, Inc.	14,083	79
The Cigna Group	2,369	586
Thermo Fisher Scientific, Inc.	1,249	635
U.S. Physical Therapy, Inc.	894	91
UnitedHealth Group, Inc.	1,725	841
Vanda Pharmaceuticals, Inc. (a)	11,648	69
Veracyte, Inc. (a)	3,241	84
Vericel Corp. (a)	2,298	74
Vertex Pharmaceuticals, Inc. (a)	1,587	514
Vir Biotechnology, Inc. (a)	4,362	116
Waters Corp. (a)	1,654	416
		19,392
Industrials (4.5%):
3M Co.	5,737	535
ACCO Brands Corp.	15,689	76
AMETEK, Inc.	3,307	480
ArcBest Corp.	1,794	150
Atkore, Inc. (a)	1,194	139
BlueLinx Holdings, Inc. (a)	1,628	134
Boise Cascade Co.	1,993	143
Cadre Holdings, Inc.	3,779	79
Cintas Corp.	2,071	978
Conduent, Inc. (a)	18,269	55
Copart, Inc. (a)	5,616	492
CoreCivic, Inc. (a)	6,125	53
CRA International, Inc.	1,007	93
Cummins, Inc.	2,570	525
Deere & Co.	1,446	500
Deluxe Corp.	4,754	72
Eagle Bulk Shipping, Inc. (b)	1,835	72
EMCOR Group, Inc.	1,125	186
ExlService Holdings, Inc. (a)	770	116
Expeditors International of Washington, Inc.	3,859	426

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exponent, Inc.	1,700	$155
Fastenal Co.	8,737	471
FedEx Corp.	2,625	572
General Dynamics Corp.	2,759	563
Golden Ocean Group Ltd. (b)	10,705	76
Illinois Tool Works, Inc.	2,124	465
JELD-WEN Holding, Inc. (a)	6,943	91
Kforce, Inc.	1,263	73
Korn Ferry	1,907	90
Lockheed Martin Corp.	2,490	1,106
Marten Transport Ltd.	2,329	49
Matson, Inc.	1,964	134
Mueller Industries, Inc.	1,963	146
MYR Group, Inc. (a)	1,111	142
Old Dominion Freight Line, Inc.	1,497	465
Otis Worldwide Corp.	5,607	446
PACCAR, Inc.	14,461	995
Parker-Hannifin Corp.	1,492	478
Rush Enterprises, Inc. Class A	2,660	139
Saia, Inc. (a)	359	102
The GEO Group, Inc. (a)(b)	9,968	74
Trane Technologies PLC	2,961	483
TTEC Holdings, Inc.	2,333	74
UFP Industries, Inc.	2,348	183
United Parcel Service, Inc. Class B	3,762	628
United Rentals, Inc.	1,598	533
Veritiv Corp.	1,053	111
W.W. Grainger, Inc.	1,413	917
Watts Water Technologies, Inc. Class A	1,004	159
Zurn Elkay Water Solutions Corp.	4,421	100
		15,324
Information Technology (6.9%):
A10 Networks, Inc.	5,498	82
Adeia, Inc.	9,470	93
Adobe, Inc. (a)	1,565	654
Apple, Inc.	16,732	2,966
Arista Networks, Inc. (a)	3,442	573
Avid Technology, Inc. (a)	2,695	65
Badger Meter, Inc.	1,225	169
Broadcom, Inc.	2,175	1,757
Cadence Design Systems, Inc. (a)	2,446	565
Cisco Systems, Inc.	39,796	1,977
Cognizant Technology Solutions Corp. Class A	8,283	518
Consensus Cloud Solutions, Inc. (a)	1,299	47
Diodes, Inc. (a)	1,284	115
Ebix, Inc.	5,190	103
Fair Isaac Corp. (a)	582	458
Fortinet, Inc. (a)	14,092	963
Hewlett Packard Enterprise Co.	37,861	546
HP, Inc.	18,174	528
Intel Corp.	21,993	691
International Business Machines Corp.	4,928	634
KLA Corp.	1,153	511
Knowles Corp. (a)	5,756	103
Kulicke & Soffa Industries, Inc.	2,574	136
Methode Electronics, Inc.	2,431	105
Micron Technology, Inc.	8,970	612
Microsoft Corp.	7,694	2,527
Motorola Solutions, Inc.	1,736	489

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NetScout Systems, Inc. (a)	3,609	$110
NVIDIA Corp.	3,679	1,392
ON Semiconductor Corp. (a)	5,873	491
Oracle Corp.	6,044	640
Perficient, Inc. (a)	1,602	123
Photronics, Inc. (a)	5,816	123
Power Integrations, Inc.	1,327	115
QUALCOMM, Inc.	6,101	692
Qualys, Inc. (a)	1,015	128
Sanmina Corp. (a)	2,288	121
SolarWinds Corp. (a)	6,055	56
SPS Commerce, Inc. (a)	719	112
Squarespace, Inc. Class A (a)	2,943	87
Synaptics, Inc. (a)	1,603	138
Texas Instruments, Inc.	3,922	682
VeriSign, Inc. (a)	1,994	445
Vishay Intertechnology, Inc.	6,683	172
Xerox Holdings Corp.	7,297	103
		23,717
Materials (1.6%):
Alpha Metallurgical Resources, Inc.	730	98
CF Industries Holdings, Inc.	6,484	399
Greif, Inc. Class A	2,283	137
Linde PLC	1,721	609
LyondellBasell Industries NV Class A	6,051	518
Nucor Corp.	7,424	980
PPG Industries, Inc.	3,518	462
Steel Dynamics, Inc.	9,481	871
Sylvamo Corp.	1,345	53
The Mosaic Co.	15,099	483
The Sherwin-Williams Co.	2,124	484
TimkenSteel Corp. (a)	5,247	89
Tronox Holdings PLC	6,823	73
Warrior Met Coal, Inc.	3,144	103
		5,359
Real Estate (1.1%):
Alexander & Baldwin, Inc.	3,104	57
Alexandria Real Estate Equities, Inc.	378	43
American Homes 4 Rent Class A	855	29
American Tower Corp.	1,251	231
Apartment Investment and Management Co.	7,336	60
Armada Hoffler Properties, Inc.	4,619	51
AvalonBay Communities, Inc.	376	65
Boston Properties, Inc.	400	19
Brandywine Realty Trust	15,921	62
Camden Property Trust	263	27
CBRE Group, Inc. Class A (a)	905	68
Crown Castle, Inc.	1,183	134
CTO Realty Growth, Inc.	2,906	46
Digital Realty Trust, Inc.	759	78
DigitalBridge Group, Inc. (b)	5,352	67
Equinix, Inc.	241	180
Equity LifeStyle Properties, Inc.	467	30
Equity Residential	958	58
Essex Property Trust, Inc.	175	38
Extra Space Storage, Inc.	360	52
Gaming and Leisure Properties, Inc.	733	35
Gladstone Commercial Corp.	4,420	52

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Gladstone Land Corp.	2,860	$45
Healthcare Realty Trust, Inc.	1,047	20
Healthpeak Properties, Inc.	1,454	29
Host Hotels & Resorts, Inc.	1,905	32
Independence Realty Trust, Inc.	4,869	84
Invitation Homes, Inc.	1,531	52
Iron Mountain, Inc.	779	42
Kimco Realty Corp.	1,815	33
Kite Realty Group Trust	4,268	83
Medical Properties Trust, Inc. (b)	1,587	13
Mid-America Apartment Communities, Inc.	308	45
National Health Investors, Inc.	1,308	68
Office Properties Income Trust (b)	8,762	63
Outfront Media, Inc.	4,167	60
Pebblebrook Hotel Trust	4,465	61
Prologis, Inc.	2,498	311
Public Storage	425	120
Realty Income Corp.	1,440	86
Redfin Corp. (a)(b)	5,921	58
Regency Centers Corp.	412	23
Ryman Hospitality Properties, Inc.	1,060	97
SBA Communications Corp.	295	65
Service Properties Trust	8,082	66
Simon Property Group, Inc.	886	93
STAG Industrial, Inc.	3,138	109
Sun Communities, Inc.	301	38
The Macerich Co.	6,107	59
UDR, Inc.	801	32
Ventas, Inc.	1,061	46
VICI Properties, Inc.	2,835	88
Vornado Realty Trust	439	6
Welltower, Inc.	1,118	83
Weyerhaeuser Co.	2,021	58
WP Carey, Inc.	480	33
Zillow Group, Inc. Class C (a)	603	28
		3,711
Utilities (1.4%):
Brookfield Infrastructure Corp. Class A	2,985	137
Clearway Energy, Inc. Class C	4,028	116
Consolidated Edison, Inc.	5,141	480
DTE Energy Co.	4,019	432
Edison International	7,063	477
Entergy Corp.	5,445	535
Evergy, Inc.	9,190	532
Exelon Corp.	13,943	553
Otter Tail Corp.	2,150	159
Sempra Energy	3,555	510
The AES Corp.	21,107	417
UGI Corp.	15,270	427
		4,775
Total Common Stocks (Cost $106,901)		120,365

U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes, 3.88%, 3/31/25 (c)	$1,494	1,477
Total U.S. Treasury Obligations (Cost $1,499)		1,477

Exchange-Traded Funds (50.8%)
Invesco DB Commodity Index Tracking Fund	28,600	631
Invesco FTSE RAFI Developed Markets ex-US ETF	43,991	1,902

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Invesco FTSE RAFI Emerging Markets ETF	240,641	$4,298
iShares 0-5 Year TIPS Bond ETF	15,737	1,543
iShares 1-3 Year Treasury Bond ETF	18,823	1,537
iShares 20+ Year Treasury Bond ETF	12,772	1,315
iShares 7-10 Year Treasury Bond ETF	11,250	1,103
iShares Core MSCI EAFE ETF	103,179	6,813
iShares Core MSCI Emerging Markets ETF	10,672	508
iShares Core S&P 500 ETF	52,871	22,176
iShares JP Morgan USD Emerging Markets Bond ETF	17,103	1,450
iShares MSCI Canada ETF	71,557	2,380
iShares MSCI International Momentum Factor ETF	146,564	4,671
iShares MSCI International Quality Factor ETF	165,207	5,734
iShares MSCI Japan ETF (b)	150,604	8,937
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	11,060
Schwab Fundamental International Large Co. Index ETF	829,619	25,643
Schwab Fundamental International Small Co. Index ETF	91,800	2,968
SPDR Gold Shares (a)	30,144	5,496
SPDR S&P Emerging Markets SmallCap ETF (b)	14,790	757
Vanguard FTSE Developed Markets ETF	510,908	22,802
Vanguard FTSE Emerging Markets ETF	284,951	11,127
Vanguard FTSE Europe ETF	157,455	9,482
Vanguard Mortgage-Backed Securities ETF	21,540	995
Vanguard Real Estate ETF	19,078	1,526
Vanguard S&P 500 ETF	21,219	8,146
Vanguard Total Bond Market ETF	15,619	1,141
Vanguard Total Stock Market ETF	31,847	6,598
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	760
Xtrackers USD High Yield Corporate Bond ETF	42,134	1,433
Total Exchange-Traded Funds (Cost $156,568)		174,932

Affiliated Exchange-Traded Funds (12.8%)
VictoryShares Core Intermediate Bond ETF	690,066	31,982
VictoryShares Core Plus Intermediate Bond ETF	302,044	6,524
VictoryShares Emerging Markets Value Momentum ETF	16,000	654
VictoryShares Short-Term Bond ETF	103,145	5,053
Total Affiliated Exchange-Traded Funds (Cost $49,198)		44,213

Collateral for Securities Loaned (3.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (d)	2,584,826	2,585
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (d)	2,584,826	2,584
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (d)	2,584,826	2,585
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (d)	2,584,826	2,585
Total Collateral for Securities Loaned (Cost $10,339)		10,339

Total Investments (Cost $324,505) — 102.0%		351,326
Liabilities in excess of other assets — (2.0)%		(6,907)
NET ASSETS - 100.00%		$344,419

At May 31, 2023, the Fund's investments in foreign securities were 32.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on May 31, 2023.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	103	6/16/23	$4,630,126	$4,642,337	$12,211
FTSE 100 Index Futures	60	6/16/23	5,760,225	5,560,848	(199,377)
S&P/Toronto Stock Exchange 60 Index Futures	26	6/15/23	4,631,535	4,507,714	(123,821)
					$(310,987)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	26	6/15/23	3,060,553	3,001,138	59,415
E-Mini Russell 2000 Index Futures	42	6/16/23	3,723,076	3,678,780	44,296
Topix Index Futures	34	6/8/23	4,913,437	5,188,716	(275,279)
					(171,568)

	Total unrealized appreciation				$115,922
	Total unrealized depreciation				(598,477)
	Total net unrealized appreciation (depreciation)				$(482,555)

Affiliated Holdings

	Fair Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 5/31/2023	Dividend Income
Victory Cornerstone Aggressive Fund
VictoryShares Core Intermediate Bond ETF	$31,488	$—	$—	$—	$—	$494	$31,982	$243
VictoryShares Core Plus Intermediate Bond ETF	6,467	—	—	—	—	57	6,524	69
VictoryShares Emerging Markets Value Momentum ETF	643	—	—	—	—	11	654	8
VictoryShares Short-Term Bond ETF	5,046	—	—	—	—	7	5,053	52
	$43,644	$—	$—	$—	$—	$569	$44,213	$372

Victory Portfolios III	Schedule of Portfolio Investments
Victory Cornerstone Conservative Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (29.3%)
VictoryShares Core Intermediate Bond ETF	334,133	$15,486
VictoryShares Emerging Markets Value Momentum ETF	55,618	2,272
VictoryShares International Value Momentum ETF	113,561	4,765
VictoryShares Short-Term Bond ETF	669,201	32,784
VictoryShares US Small Mid Cap Value Momentum ETF	18,550	1,145
VictoryShares US Value Momentum ETF	81,189	4,918
Total Affiliated Exchange-Traded Funds (Cost $63,390)		61,370

Affiliated Mutual Funds (69.9%)
Victory 500 Index Fund Reward Shares	164,759	8,830
Victory Core Plus Intermediate Bond Fund Institutional Shares	4,533,762	41,439
Victory Emerging Markets Fund Institutional Shares	122,411	2,218
Victory Government Securities Fund Institutional Shares	3,532,951	31,337
Victory Growth Fund Institutional Shares	62,895	1,827
Victory High Income Fund Institutional Shares	1,614,603	10,656
Victory Income Fund Institutional Shares	1,557,878	17,526
Victory Income Stock Fund Institutional Shares	99,454	1,659
Victory International Fund Institutional Shares	303,402	7,136
Victory Market Neutral Income Fund Institutional Shares	786,341	6,676
Victory Nasdaq-100 Index Fund Class R6	49,279	1,800
Victory Precious Metals and Minerals Fund Institutional Shares	62,365	1,110
Victory Short-Term Bond Fund Institutional Shares	670,110	5,850
Victory Small Cap Stock Fund Institutional Shares	107,363	1,253
Victory Target Managed Allocation Fund	607,015	5,275
Victory Value Fund Institutional Shares	91,756	1,483
Total Affiliated Mutual Funds (Cost $155,896)		146,075

Total Investments (Cost $219,286) — 99.2%		207,445
Other assets in excess of liabilities — 0.8%		1,703
NET ASSETS - 100.00%		$209,148

At May 31, 2023, the foreign securities held by the underlying Funds were 7.8% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 5/31/2023	Dividend Income
Victory Cornerstone Conservative Fund
Victory 500 Index Fund Reward Shares	$8,920	$27	$(600)	$(1)	$—	$484	$8,830	$27
Victory Core Plus Intermediate Bond Fund Institutional Shares	40,843	284	—	—	—	312	41,439	426
Victory Emerging Markets Fund Institutional Shares	2,175	—	—	—	—	43	2,218	—
Victory Government Securities Fund Institutional Shares	31,771	155	(1,003)	(107)	—	521	31,337	237
Victory Growth Fund Institutional Shares	1,585	—	—	—	—	242	1,827	—

	Fair Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 5/31/2023	Dividend Income
Victory High Income Fund Institutional Shares	$11,614	$189	$(999)	$(204)	$—	$56	$10,656	$189
Victory Income Fund Institutional Shares	17,919	166	(632)	(85)	—	158	17,526	166
Victory Income Stock Fund Institutional Shares	1,723	10	—	—	—	(74)	1,659	10
Victory International Fund Institutional Shares	7,163	—	—	—	—	(27)	7,136	—
Victory Market Neutral Income Fund Institutional Shares	4,664	2,079	—	—	—	(67)	6,676	79
Victory Nasdaq-100 Index Fund Class R6	1,519	—	—	—	—	281	1,800	—
Victory Precious Metals and Minerals Fund Institutional Shares	996	—	—	—	—	114	1,110	—
Victory Short-Term Bond Fund Institutional Shares	6,635	38	(801)	(50)	—	28	5,850	57
Victory Small Cap Stock Fund Institutional Shares	1,354	—	—	—	—	(101)	1,253	—
Victory Target Managed Allocation Fund	5,245	—	—	—	—	30	5,275	—
Victory Value Fund Institutional Shares	1,525	—	—	—	—	(42)	1,483	—
VictoryShares Core Intermediate Bond ETF	15,247	—	—	—	—	239	15,486	118
VictoryShares Emerging Markets Value Momentum ETF	2,236	—	—	—	—	36	2,272	27
VictoryShares International Value Momentum ETF	4,842	—	—	—	—	(77)	4,765	67
VictoryShares Short-Term Bond ETF	32,737	—	—	—	—	47	32,784	336
VictoryShares US Small Mid Cap Value Momentum ETF	1,237	—	—	—	—	(92)	1,145	6
VictoryShares US Value Momentum ETF	5,166	—	—	—	—	(248)	4,918	25
	$207,116	$2,948	$(4,035)	$(447)	$—	$1,863	$207,445	$1,770

Victory Portfolios III	Schedule of Portfolio Investments
Victory Cornerstone Equity Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (37.6%)
VictoryShares Emerging Markets Value Momentum ETF	266,858	$10,902
VictoryShares International Value Momentum ETF	543,745	22,815
VictoryShares US Small Mid Cap Value Momentum ETF	100,558	6,205
VictoryShares US Value Momentum ETF	405,692	24,573
VictoryShares Westend US Sector ETF (a)	351,173	10,389
Total Affiliated Exchange-Traded Funds (Cost $74,528)		74,884

Affiliated Mutual Funds (62.0%)
Victory 500 Index Fund Reward Shares	806,844	43,239
Victory Emerging Markets Fund Institutional Shares	537,747	9,744
Victory Growth Fund Institutional Shares	93,287	2,710
Victory Income Stock Fund Institutional Shares	468,132	7,808
Victory International Fund Institutional Shares	1,280,071	30,107
Victory Nasdaq-100 Index Fund Class R6	259,266	9,471
Victory Precious Metals and Minerals Fund Institutional Shares	44,799	797
Victory Small Cap Stock Fund Institutional Shares	441,182	5,149
Victory Target Managed Allocation Fund	1,487,760	12,929
Victory Value Fund Institutional Shares	85,278	1,378
Total Affiliated Mutual Funds (Cost $110,028)		123,332

Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (c)	756	1
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (c)	756	–	(d)
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (c)	756	1
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (c)	756	1
Total Collateral for Securities Loaned (Cost $3)		3

Total Investments (Cost $184,559) — 99.6%		198,219
Other assets in excess of liabilities — 0.4%		830
NET ASSETS - 100.00%		$199,049

At May 31, 2023, the foreign securities held by the underlying Funds were 37.0% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on May 31, 2023.
(d)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 5/31/2023	Dividend Income
Victory Cornerstone Equity Fund
Victory 500 Index Fund Reward Shares	$40,801	$131	$—	$—	$—	$2,307	$43,239	$131
Victory Emerging Markets Fund Institutional Shares	9,556	—	—	—	—	188	9,744	—

	Fair Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 5/31/2023	Dividend Income
Victory Growth Fund Institutional Shares	$3,165	$—	$(911)	$273	$—	$183	$2,710	$—
Victory Income Stock Fund Institutional Shares	8,112	45	—	—	—	(349)	7,808	46
Victory International Fund Institutional Shares	30,222	—	—	—	—	(115)	30,107	—
Victory Nasdaq-100 Index Fund Class R6	7,991	—	—	—	—	1,480	9,471	—
Victory Precious Metals and Minerals Fund Institutional Shares	715	—	—	—	—	82	797	—
Victory Small Cap Stock Fund Institutional Shares	5,563	—	—	—	—	(414)	5,149	—
Victory Target Managed Allocation Fund	12,854	1	—	—	—	74	12,929	—
Victory Value Fund Institutional Shares	4,037	—	(2,592)	56	—	(123)	1,378	—
VictoryShares Emerging Markets Value Momentum ETF	10,730	—	—	—	—	172	10,902	128
VictoryShares International Value Momentum ETF	23,670	—	(501)	(102)	—	(252)	22,815	324
VictoryShares US Small Mid Cap Value Momentum ETF	6,705	—	—	—	—	(500)	6,205	31
VictoryShares US Value Momentum ETF	25,814	—	—	—	—	(1,241)	24,573	123
VictoryShares Westend US Sector ETF	7,721	1,907	—	—	—	761	10,389	23
	$197,656	$2,084	$(4,004)	$227	$—	$2,253	$198,216	$806

Victory Portfolios III	Schedule of Portfolio Investments
Victory Cornerstone Moderate Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (17.3%)
Communication Services (1.5%):
Alphabet, Inc. Class C (a)	25,192	$3,108
AT&T, Inc.	135,690	2,134
Comcast Corp. Class A	31,191	1,227
Meta Platforms, Inc. Class A (a)	21,626	5,725
Netflix, Inc. (a)	3,177	1,256
Sirius XM Holdings, Inc. (b)	223,409	795
T-Mobile U.S., Inc. (a)	6,924	950
Verizon Communications, Inc.	33,753	1,203
		16,398
Consumer Discretionary (1.2%):
AutoZone, Inc. (a)	719	1,716
Best Buy Co., Inc.	11,617	844
Ford Motor Co.	89,392	1,073
General Motors Co.	31,432	1,019
Lennar Corp. Class A	9,497	1,017
Lowe's Cos., Inc.	4,815	968
McDonald's Corp.	4,120	1,175
O'Reilly Automotive, Inc. (a)	1,980	1,789
Starbucks Corp.	9,906	967
The Home Depot, Inc.	4,228	1,198
Ulta Beauty, Inc. (a)	1,819	746
		12,512
Consumer Staples (1.0%):
Altria Group, Inc.	43,796	1,945
Colgate-Palmolive Co.	11,486	854
General Mills, Inc.	10,735	904
Kimberly-Clark Corp.	6,331	850
PepsiCo, Inc.	6,754	1,232
Philip Morris International, Inc.	10,985	989
The Kraft Heinz Co.	26,338	1,007
The Kroger Co.	20,933	949
Walgreens Boots Alliance, Inc.	31,976	971
Walmart, Inc.	8,085	1,187
		10,888
Energy (0.8%):
APA Corp.	23,653	752
Chevron Corp.	8,527	1,284
Devon Energy Corp.	16,990	783
EOG Resources, Inc.	7,879	845
Exxon Mobil Corp.	14,631	1,495
Marathon Oil Corp.	42,170	935
Marathon Petroleum Corp.	17,976	1,886
Valero Energy Corp.	9,277	993
		8,973
Financials (2.3%):
Aflac, Inc.	13,601	873
Annaly Capital Management, Inc.	1,754	33
Aon PLC Class A	2,835	874
Apollo Global Management, Inc.	13,625	911
Arch Capital Group Ltd. (a)	12,006	837
Capital One Financial Corp.	10,144	1,057
FactSet Research Systems, Inc.	2,083	802
Fiserv, Inc. (a)	8,045	903
JPMorgan Chase & Co.	21,523	2,921
Marsh & McLennan Cos., Inc.	5,314	920

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderate Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mastercard, Inc. Class A	7,161	$2,614
Morgan Stanley	26,036	2,129
MSCI, Inc.	1,836	864
Prudential Financial, Inc.	12,492	983
Regions Financial Corp.	45,916	793
T. Rowe Price Group, Inc.	7,764	832
The Bank of New York Mellon Corp.	24,896	1,001
The Goldman Sachs Group, Inc.	3,563	1,154
U.S. Bancorp	33,546	1,003
Visa, Inc. Class A	6,399	1,414
W.R. Berkley Corp.	13,925	775
Willis Towers Watson PLC	3,944	863
		24,556
Health Care (2.7%):
AbbVie, Inc.	18,507	2,553
AmerisourceBergen Corp.	9,956	1,694
Amgen, Inc.	9,585	2,115
Bristol-Myers Squibb Co.	17,596	1,134
Cardinal Health, Inc.	10,267	845
Centene Corp. (a)	15,883	991
CVS Health Corp.	16,121	1,097
Elevance Health, Inc.	2,518	1,128
Eli Lilly & Co.	6,488	2,786
Gilead Sciences, Inc.	27,121	2,087
HCA Healthcare, Inc.	3,464	915
IDEXX Laboratories, Inc. (a)	1,818	845
McKesson Corp.	2,355	920
Medtronic PLC	12,765	1,056
Merck & Co., Inc.	11,544	1,275
Mettler-Toledo International, Inc. (a)	587	776
Pfizer, Inc.	33,784	1,285
The Cigna Group	4,363	1,079
Thermo Fisher Scientific, Inc.	2,170	1,103
UnitedHealth Group, Inc.	3,176	1,548
Vertex Pharmaceuticals, Inc. (a)	2,923	946
Waters Corp. (a)	3,046	765
		28,943
Industrials (2.1%):
3M Co.	10,565	986
AMETEK, Inc.	6,091	884
Cintas Corp.	3,814	1,801
Copart, Inc. (a)	10,344	906
Cummins, Inc.	4,733	967
Deere & Co.	2,786	964
Expeditors International of Washington, Inc.	7,107	784
Fastenal Co.	15,379	828
FedEx Corp.	4,697	1,024
General Dynamics Corp.	5,082	1,038
Illinois Tool Works, Inc.	4,026	881
Lockheed Martin Corp.	4,720	2,096
Old Dominion Freight Line, Inc.	2,757	856
Otis Worldwide Corp.	10,628	845
PACCAR, Inc.	27,411	1,885
Parker-Hannifin Corp.	2,748	880
Trane Technologies PLC	5,342	872
United Parcel Service, Inc. Class B	6,655	1,111
United Rentals, Inc.	2,943	982
W.W. Grainger, Inc.	2,602	1,689
		22,279

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderate Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (3.7%):
Adobe, Inc. (a)	2,883	$1,205
Apple, Inc.	30,815	5,462
Arista Networks, Inc. (a)	6,339	1,055
Broadcom, Inc.	4,006	3,237
Cadence Design Systems, Inc. (a)	4,505	1,040
Cisco Systems, Inc.	73,289	3,640
Cognizant Technology Solutions Corp. Class A	15,701	981
Fair Isaac Corp. (a)	1,072	844
Fortinet, Inc. (a)	25,953	1,773
Hewlett Packard Enterprise Co.	69,726	1,006
HP, Inc.	33,470	973
Intel Corp.	38,408	1,208
International Business Machines Corp.	9,075	1,167
KLA Corp.	2,115	937
Micron Technology, Inc.	16,760	1,143
Microsoft Corp.	14,170	4,653
Motorola Solutions, Inc.	3,197	901
NVIDIA Corp.	6,775	2,563
ON Semiconductor Corp. (a)	10,816	904
Oracle Corp.	11,131	1,179
QUALCOMM, Inc.	11,236	1,274
Texas Instruments, Inc.	7,224	1,256
VeriSign, Inc. (a)	3,673	820
		39,221
Materials (0.8%):
CF Industries Holdings, Inc.	11,941	734
Linde PLC	3,170	1,121
LyondellBasell Industries NV Class A	11,144	953
Nucor Corp.	13,673	1,806
PPG Industries, Inc.	6,479	851
Steel Dynamics, Inc.	17,461	1,605
The Mosaic Co.	27,807	889
The Sherwin-Williams Co.	4,032	918
		8,877
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	636	72
American Homes 4 Rent Class A	1,623	56
American Tower Corp.	2,376	438
AvalonBay Communities, Inc.	708	123
Boston Properties, Inc.	747	36
Camden Property Trust	487	51
CBRE Group, Inc. Class A (a)	1,679	126
Crown Castle, Inc.	2,209	250
Digital Realty Trust, Inc.	1,370	140
Equinix, Inc.	470	351
Equity LifeStyle Properties, Inc.	879	56
Equity Residential	1,868	114
Essex Property Trust, Inc.	327	71
Extra Space Storage, Inc.	661	95
Gaming and Leisure Properties, Inc.	1,390	67
Healthcare Realty Trust, Inc.	1,989	37
Healthpeak Properties, Inc.	2,671	53
Host Hotels & Resorts, Inc.	3,450	57
Invitation Homes, Inc.	2,844	96
Iron Mountain, Inc.	1,461	78
Kimco Realty Corp.	3,379	62
Medical Properties Trust, Inc. (b)	2,885	24
Mid-America Apartment Communities, Inc.	574	85

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderate Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Prologis, Inc.	4,722	$588
Public Storage	803	228
Realty Income Corp.	3,102	184
Regency Centers Corp.	861	49
SBA Communications Corp.	560	124
Simon Property Group, Inc.	1,694	178
Sun Communities, Inc.	501	64
UDR, Inc.	1,487	59
Ventas, Inc.	1,882	81
VICI Properties, Inc.	5,277	163
Vornado Realty Trust	808	11
Welltower, Inc.	2,095	156
Weyerhaeuser Co.	3,701	106
WP Carey, Inc.	880	61
Zillow Group, Inc. Class C (a)	1,120	51
		4,641
Utilities (0.8%):
Consolidated Edison, Inc.	9,467	883
DTE Energy Co.	7,618	820
Edison International	13,007	878
Entergy Corp.	10,028	985
Evergy, Inc.	16,925	979
Exelon Corp.	25,678	1,018
Sempra Energy	6,210	891
The AES Corp.	38,871	767
UGI Corp.	28,121	787
		8,008
Total Common Stocks (Cost $159,468)		185,296

U.S. Treasury Obligations (0.9%)
U.S. Treasury Notes, 3.88%, 3/31/25 (c)	$9,963	9,848
Total U.S. Treasury Obligations (Cost $9,995)		9,848

Exchange-Traded Funds (46.5%)
Invesco DB Commodity Index Tracking Fund	114,500	2,525
Invesco FTSE RAFI Developed Markets ex-US ETF	335,920	14,525
Invesco FTSE RAFI Emerging Markets ETF	686,690	12,264
iShares 0-5 Year TIPS Bond ETF	197,374	19,347
iShares 1-3 Year Treasury Bond ETF	193,344	15,792
iShares 20+ Year Treasury Bond ETF	156,763	16,145
iShares 7-10 Year Treasury Bond ETF	157,989	15,492
iShares Core MSCI EAFE ETF	123,049	8,125
iShares Core MSCI Emerging Markets ETF	384,969	18,317
iShares Core S&P 500 ETF	95,438	40,030
iShares Core S&P Small-Cap ETF	380,397	35,160
iShares Core US Aggregate Bond ETF	246,599	24,307
iShares JP Morgan USD Emerging Markets Bond ETF	86,421	7,327
iShares MSCI Canada ETF	111,547	3,710
iShares MSCI International Momentum Factor ETF (b)	401,271	12,788
iShares MSCI International Quality Factor ETF	457,001	15,862
iShares MSCI Japan ETF (b)	325,813	19,334
Schwab Fundamental Emerging Markets Large Co. Index ETF (b)	920,892	23,685
Schwab Fundamental International Large Co. Index ETF	1,549,839	47,906
Schwab Fundamental International Small Co. Index ETF	266,700	8,622
SPDR Gold Shares (a)	79,549	14,503
SPDR S&P Emerging Markets SmallCap ETF	34,497	1,766
Vanguard FTSE All-World ex-U.S. ETF	180,519	9,499
Vanguard FTSE Developed Markets ETF	728,719	32,523
Vanguard FTSE Europe ETF	257,686	15,518
Vanguard Mortgage-Backed Securities ETF	169,810	7,847

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderate Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vanguard Real Estate ETF	55,850	$4,468
Vanguard S&P 500 ETF	52,691	20,228
Vanguard Total Stock Market ETF	71,742	14,864
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund (b)	59,797	2,730
Xtrackers USD High Yield Corporate Bond ETF (b)	332,534	11,309
Total Exchange-Traded Funds (Cost $461,060)		496,518

Affiliated Exchange-Traded Funds (34.7%)
VictoryShares Core Intermediate Bond ETF (b)	6,057,948	280,765
VictoryShares Core Plus Intermediate Bond ETF	3,286,188	70,977
VictoryShares Emerging Markets Value Momentum ETF	51,500	2,104
VictoryShares Short-Term Bond ETF	341,251	16,718
Total Affiliated Exchange-Traded Funds (Cost $422,755)		370,564

Collateral for Securities Loaned (2.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (d)	7,738,088	7,738
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (d)	7,738,088	7,738
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (d)	7,738,088	7,738
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (d)	7,738,088	7,738
Total Collateral for Securities Loaned (Cost $30,952)		30,952

Total Investments (Cost $1,084,230) — 102.3%		1,093,178
Liabilities in excess of other assets — (2.3)%		(24,169)
NET ASSETS - 100.00%		$1,069,009

At May 31, 2023, the Fund's investments in foreign securities were 20.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on May 31, 2023.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	316	6/16/23	$14,252,637	$14,242,510	$(10,127)
FTSE 100 Index Futures	174	6/16/23	16,671,861	16,126,460	(545,401)
S&P/Toronto Stock Exchange 60 Index Futures	100	6/15/23	17,813,597	17,337,361	(476,236)
					$(1,031,764)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	106	6/15/23	$12,477,637	$12,235,409	$242,228
E-Mini Russell 2000 Index Futures	45	6/16/23	3,957,511	3,941,550	15,961
Topix Index Futures	102	6/8/23	14,729,627	15,566,147	(836,520)
					(578,331)

	Total unrealized appreciation				$258,189
	Total unrealized depreciation				(1,868,284)
	Total net unrealized appreciation (depreciation)				$(1,610,095)

Affiliated Holdings

	Fair Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 5/31/2023	Dividend Income
Victory Cornerstone Moderate Fund
VictoryShares Core Intermediate Bond ETF	$276,424	$—	$—	$—	$—	$4,341	$280,765	$2,131
VictoryShares Core Plus Intermediate Bond ETF	70,358	—	—	—	—	619	70,977	758
VictoryShares Emerging Markets Value Momentum ETF	2,071	—	—	—	—	33	2,104	25
VictoryShares Short-Term Bond ETF	16,694	—	—	—	—	24	16,718	172
	$365,547	$—	$—	$—	$—	$5,017	$370,564	$3,086

Victory Portfolios III	Schedule of Portfolio Investments
Victory Cornerstone Moderately Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (23.1%)
Communication Services (2.0%):
Alphabet, Inc. Class C (a)	74,468	$9,187
AT&T, Inc.	401,107	6,310
Bumble, Inc. Class A (a)	10,540	161
Cogent Communications Holdings, Inc.	4,708	290
Comcast Corp. Class A	92,204	3,628
John Wiley & Sons, Inc. Class A	7,251	261
Meta Platforms, Inc. Class A (a)	63,929	16,923
Netflix, Inc. (a)	9,385	3,709
Sirius XM Holdings, Inc. (b)	660,406	2,351
T-Mobile U.S., Inc. (a)	20,470	2,810
Verizon Communications, Inc.	99,777	3,555
Yelp, Inc. (a)	9,107	305
Ziff Davis, Inc. (a)	5,037	297
		49,787
Consumer Discretionary (1.6%):
Academy Sports & Outdoors, Inc.	1,841	90
Asbury Automotive Group, Inc. (a)	1,413	295
AutoZone, Inc. (a)	2,126	5,074
Best Buy Co., Inc.	34,343	2,496
Dillard's, Inc. Class A	686	189
Ford Motor Co.	264,246	3,171
Frontdoor, Inc. (a)	8,418	260
General Motors Co.	92,914	3,011
GoPro, Inc. Class A	31,003	130
Graham Holdings Co. Class B	440	249
Hibbett, Inc.	4,039	145
La-Z-Boy, Inc.	12,110	324
Lennar Corp. Class A	28,074	3,007
Lowe's Cos., Inc.	14,221	2,860
MarineMax, Inc. (a)	6,986	198
McDonald's Corp.	12,179	3,472
Meritage Homes Corp. (a)	3,569	412
O'Reilly Automotive, Inc. (a)	5,854	5,288
Perdoceo Education Corp. (a)	21,890	258
Shoe Carnival, Inc.	9,266	181
Signet Jewelers Ltd.	4,356	277
Smith & Wesson Brands, Inc.	15,305	180
Starbucks Corp.	29,258	2,857
Taylor Morrison Home Corp. (a)	7,764	329
The Home Depot, Inc.	12,489	3,540
Ulta Beauty, Inc. (a)	5,378	2,204
Upbound Group, Inc.	7,208	216
Vista Outdoor, Inc. (a)	8,976	239
		40,952
Consumer Staples (1.3%):
Altria Group, Inc.	129,348	5,746
Colgate-Palmolive Co.	33,955	2,525
General Mills, Inc.	31,734	2,671
Ingles Markets, Inc. Class A	3,722	299
Kimberly-Clark Corp.	18,699	2,511
Nu Skin Enterprises, Inc. Class A	7,250	242
PepsiCo, Inc.	19,966	3,641
Philip Morris International, Inc.	32,444	2,920
Sprouts Farmers Market, Inc. (a)	6,149	212
The Kraft Heinz Co.	77,858	2,976
The Kroger Co.	61,824	2,802
United Natural Foods, Inc. (a)	8,682	232

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vector Group Ltd.	30,912	$362
Walgreens Boots Alliance, Inc.	94,523	2,871
Walmart, Inc.	23,900	3,510
Weis Markets, Inc.	3,479	207
		33,727
Energy (1.1%):
APA Corp.	69,920	2,222
Arch Resources, Inc. (b)	1,488	154
California Resources Corp.	8,263	310
Chevron Corp.	24,481	3,687
Civitas Resources, Inc.	5,663	378
CONSOL Energy, Inc.	3,379	182
Devon Energy Corp.	50,225	2,315
EOG Resources, Inc.	23,293	2,499
Exxon Mobil Corp.	43,251	4,420
Magnolia Oil & Gas Corp. Class A	14,857	287
Marathon Oil Corp.	124,656	2,763
Marathon Petroleum Corp.	53,139	5,575
Matador Resources Co.	5,319	234
Murphy Oil Corp.	10,714	373
PBF Energy, Inc. Class A	3,899	144
SM Energy Co.	7,978	210
Valero Energy Corp.	27,423	2,935
		28,688
Financials (3.2%):
Aflac, Inc.	40,206	2,582
Annaly Capital Management, Inc.	5,534	104
Aon PLC Class A	8,381	2,584
Apollo Global Management, Inc.	40,277	2,693
Arbor Realty Trust, Inc. (b)	19,783	249
Arch Capital Group Ltd. (a)	35,492	2,474
Atlantic Union Bankshares Corp.	8,258	211
BancFirst Corp.	1,207	102
Banner Corp.	5,650	244
Blackstone Mortgage Trust, Inc. Class A	17,657	321
Capital One Financial Corp.	29,987	3,125
Cathay General Bancorp	10,369	303
Community Trust Bancorp, Inc.	4,602	155
Enact Holdings, Inc.	11,798	287
Essent Group Ltd.	10,509	464
FactSet Research Systems, Inc.	6,147	2,366
First Bancorp	26,535	296
Fiserv, Inc. (a)	23,784	2,668
Fulton Financial Corp.	19,031	212
Hancock Whitney Corp. (a)	8,990	328
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	8,562	201
Heartland Financial USA, Inc.	8,651	239
Hope Bancorp, Inc.	22,287	179
International Bancshares Corp.	7,703	329
JPMorgan Chase & Co.	63,625	8,635
Marsh & McLennan Cos., Inc.	15,709	2,720
Mastercard, Inc. Class A	21,169	7,727
Morgan Stanley	76,964	6,293
MSCI, Inc.	5,427	2,554
NMI Holdings, Inc. Class A (a)	14,836	373
OceanFirst Financial Corp.	7,438	106
OFG Bancorp	11,110	270
Pathward Financial, Inc.	2,770	122
PennyMac Financial Services, Inc.	5,040	308

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Piper Sandler Cos.	2,169	$276
Preferred Bank	3,168	146
PROG Holdings, Inc. (a)	5,619	183
Prudential Financial, Inc.	36,929	2,906
Radian Group, Inc.	15,584	398
Regions Financial Corp.	135,730	2,344
Selective Insurance Group, Inc.	4,970	481
Southside Bancshares, Inc.	7,369	195
Stewart Information Services Corp.	7,676	344
T. Rowe Price Group, Inc.	22,952	2,460
The Bancorp, Inc. (a)	5,117	158
The Bank of New York Mellon Corp.	73,595	2,959
The Bank of NT Butterfield & Son Ltd.	9,077	228
The Goldman Sachs Group, Inc.	10,532	3,411
U.S. Bancorp	99,165	2,965
UMB Financial Corp.	4,791	271
Valley National Bancorp (a)	35,473	262
Visa, Inc. Class A	18,916	4,181
W.R. Berkley Corp.	41,164	2,292
Washington Federal, Inc.	3,547	92
Willis Towers Watson PLC	11,660	2,552
		80,928
Health Care (3.6%):
AbbVie, Inc.	54,708	7,548
AbCellera Biologics, Inc. (b)	26,314	183
Alector, Inc. (a)	14,880	111
AmerisourceBergen Corp.	29,431	5,008
Amgen, Inc.	28,335	6,252
Amphastar Pharmaceuticals, Inc.	3,453	153
Arcus Biosciences, Inc. (a)	12,055	248
Arrowhead Pharmaceuticals, Inc. (a)	2,992	103
Avid Bioservices, Inc. (a)	10,445	161
Bristol-Myers Squibb Co.	51,969	3,349
Cardinal Health, Inc.	30,350	2,498
Catalyst Pharmaceuticals, Inc. (a)	12,222	141
Centene Corp. (a)	46,951	2,930
CVS Health Corp.	47,654	3,242
Dynavax Technologies Corp. (a)	14,662	168
Elevance Health, Inc.	7,445	3,334
Eli Lilly & Co.	19,178	8,236
Fulgent Genetics, Inc. (a)	8,759	348
Gilead Sciences, Inc.	80,172	6,168
HCA Healthcare, Inc.	10,240	2,705
IDEXX Laboratories, Inc. (a)	5,369	2,495
iTeos Therapeutics, Inc. (a)	11,818	192
Lantheus Holdings, Inc. (a)	2,706	234
McKesson Corp.	6,961	2,721
Medtronic PLC	37,701	3,120
Merck & Co., Inc.	34,126	3,768
Merit Medical Systems, Inc. (a)	3,717	306
Mettler-Toledo International, Inc. (a)	1,735	2,293
ModivCare, Inc. (a)	2,998	135
NextGen Healthcare, Inc. (a)	18,013	280
Owens & Minor, Inc. (a)	14,026	285
Pfizer, Inc.	99,869	3,797
Prestige Consumer Healthcare, Inc. (a)	4,997	286
Prothena Corp. PLC (a)	2,147	143
Sage Therapeutics, Inc.	5,658	280
Select Medical Holdings Corp.	10,982	301
SIGA Technologies, Inc.	12,627	71

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	7,300	$242
The Cigna Group	12,898	3,191
Thermo Fisher Scientific, Inc.	6,822	3,469
UnitedHealth Group, Inc.	9,391	4,576
Veracyte, Inc. (a)	10,468	271
Vericel Corp. (a)	5,755	185
Vertex Pharmaceuticals, Inc. (a)	8,642	2,796
Vir Biotechnology, Inc. (a)	9,372	250
Waters Corp. (a)	8,356	2,099
Xencor, Inc. (a)	9,358	254
		90,926
Industrials (2.8%):
3M Co.	31,232	2,914
ABM Industries, Inc. (a)	6,475	286
Albany International Corp.	2,894	246
AMETEK, Inc.	18,006	2,612
ArcBest Corp.	3,342	280
Atkore, Inc. (a)	1,626	190
BlueLinx Holdings, Inc. (a)	2,658	219
Boise Cascade Co.	4,321	310
Cintas Corp.	11,275	5,323
Copart, Inc. (a)	30,577	2,678
Cummins, Inc.	13,992	2,860
Deere & Co.	8,236	2,850
Expeditors International of Washington, Inc.	21,010	2,318
Fastenal Co.	45,463	2,448
FedEx Corp.	13,885	3,027
General Dynamics Corp.	15,023	3,067
HNI Corp. (a)	8,838	225
Hub Group, Inc. Class A (a)	4,343	319
Illinois Tool Works, Inc.	11,892	2,601
Korn Ferry	5,658	266
Lockheed Martin Corp.	13,942	6,190
Matson, Inc.	4,418	302
Mueller Industries, Inc.	4,085	303
Old Dominion Freight Line, Inc.	8,150	2,530
Otis Worldwide Corp.	31,390	2,496
PACCAR, Inc.	80,956	5,568
Parker-Hannifin Corp.	8,123	2,603
Resideo Technologies, Inc. (a)	17,586	282
Rush Enterprises, Inc. Class A	6,994	366
Sterling Infrastructure, Inc. (a)	7,002	323
Titan Machinery, Inc. (a)	5,378	136
Trane Technologies PLC	15,793	2,578
TriNet Group, Inc. (a)	2,643	235
TTEC Holdings, Inc.	6,253	198
UFP Industries, Inc.	3,280	256
United Parcel Service, Inc. Class B	19,656	3,283
United Rentals, Inc.	8,700	2,904
W.W. Grainger, Inc.	7,694	4,994
		70,586
Information Technology (4.7%):
Adobe, Inc. (a)	8,524	3,561
Apple, Inc.	91,091	16,146
Arista Networks, Inc. (a)	18,740	3,117
Broadcom, Inc.	11,843	9,569
Cadence Design Systems, Inc. (a)	13,317	3,075
Cisco Systems, Inc.	216,645	10,761
Cognizant Technology Solutions Corp. Class A	46,372	2,898

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consensus Cloud Solutions, Inc. (a)	5,962	$217
Diodes, Inc. (a)	3,691	331
Fair Isaac Corp. (a)	3,170	2,497
FormFactor, Inc.	7,051	221
Fortinet, Inc. (a)	76,719	5,242
Hewlett Packard Enterprise Co.	206,112	2,972
HP, Inc.	98,939	2,875
Intel Corp.	113,434	3,566
InterDigital, Inc.	3,000	249
International Business Machines Corp.	26,828	3,450
KLA Corp.	6,246	2,767
Kulicke & Soffa Industries, Inc.	5,862	310
Micron Technology, Inc.	49,453	3,373
Microsoft Corp.	41,888	13,756
Motorola Solutions, Inc.	9,451	2,664
NVIDIA Corp.	20,029	7,578
ON Semiconductor Corp. (a)	31,972	2,673
Oracle Corp.	32,904	3,486
OSI Systems, Inc. (a)	2,980	355
Power Integrations, Inc.	3,629	313
QUALCOMM, Inc.	33,215	3,767
Sanmina Corp. (a)	6,655	353
SolarWinds Corp. (a)	23,940	223
Synaptics, Inc. (a)	2,912	250
Texas Instruments, Inc.	21,355	3,713
VeriSign, Inc. (a)	10,858	2,425
Viavi Solutions, Inc.	28,674	282
Vishay Intertechnology, Inc.	16,634	429
		119,464
Materials (1.1%):
CF Industries Holdings, Inc.	35,300	2,171
Commercial Metals Co.	8,975	384
Greif, Inc. Class A	5,330	320
Linde PLC	9,373	3,315
LyondellBasell Industries NV Class A	30,957	2,648
Minerals Technologies, Inc.	4,960	276
Nucor Corp.	40,418	5,338
PPG Industries, Inc.	19,154	2,515
Ryerson Holding Corp.	6,204	211
Steel Dynamics, Inc.	51,616	4,743
Sylvamo Corp.	4,657	183
The Mosaic Co.	82,200	2,627
The Sherwin-Williams Co.	11,897	2,710
Warrior Met Coal, Inc.	6,704	220
		27,661
Real Estate (0.7%):
Agree Realty Corp.	6,167	398
Alexandria Real Estate Equities, Inc.	2,007	228
American Homes 4 Rent Class A	4,789	164
American Tower Corp.	7,012	1,293
Apple Hospitality REIT, Inc.	20,344	296
AvalonBay Communities, Inc.	2,235	389
Boston Properties, Inc.	2,356	115
Broadstone Net Lease, Inc.	18,499	290
Camden Property Trust	1,537	161
CBRE Group, Inc. Class A (a)	5,297	397
Corporate Office Properties Trust (a)	12,106	276
Crown Castle, Inc.	6,628	750
Digital Realty Trust, Inc.	4,323	443

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Equinix, Inc.	1,388	$1,035
Equity LifeStyle Properties, Inc.	2,774	175
Equity Residential	5,893	358
Essential Properties Realty Trust, Inc.	13,208	316
Essex Property Trust, Inc.	1,030	222
Extra Space Storage, Inc.	2,085	301
Gaming and Leisure Properties, Inc.	4,107	198
Healthpeak Properties, Inc.	8,426	168
Host Hotels & Resorts, Inc.	10,884	181
Independence Realty Trust, Inc.	19,986	345
Invitation Homes, Inc.	8,971	304
Iron Mountain, Inc.	4,610	246
Kimco Realty Corp.	10,300	189
Kite Realty Group Trust	17,604	342
Medical Properties Trust, Inc. (b)	9,101	75
Mid-America Apartment Communities, Inc.	1,812	266
Office Properties Income Trust (b)	21,029	152
Physicians Realty Trust	22,115	302
PotlatchDeltic Corp.	7,144	332
Prologis, Inc.	14,117	1,758
Public Storage	2,533	718
Realty Income Corp.	9,455	562
Regency Centers Corp.	2,715	153
Ryman Hospitality Properties, Inc.	3,777	346
SBA Communications Corp.	1,767	392
Simon Property Group, Inc.	5,343	562
SITE Centers Corp. (a)	23,871	285
STAG Industrial, Inc.	12,235	426
Sun Communities, Inc.	1,582	200
Terreno Realty Corp.	6,169	378
The Macerich Co.	29,025	280
UDR, Inc.	4,691	186
Ventas, Inc.	5,937	256
VICI Properties, Inc.	16,083	497
Vornado Realty Trust	2,548	35
Welltower, Inc.	6,609	493
Weyerhaeuser Co.	11,676	335
WP Carey, Inc.	2,776	193
Zillow Group, Inc. Class C (a)	3,416	156
		18,918
Utilities (1.0%):
American States Water Co.	2,921	260
Consolidated Edison, Inc.	27,987	2,611
DTE Energy Co.	22,501	2,421
Edison International	38,451	2,596
Entergy Corp.	29,645	2,911
Evergy, Inc.	50,032	2,894
Exelon Corp.	71,612	2,840
Otter Tail Corp.	4,418	328
Portland General Electric Co.	6,495	317
Sempra Energy	18,358	2,635
The AES Corp.	114,906	2,268
UGI Corp.	83,128	2,325
		24,406
Total Common Stocks (Cost $508,517)		586,043

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Agency Mortgages (0.0%)(c)
Government National Mortgage Association
6.50%, 4/15/24	$1	$1
Total U.S. Government Agency Mortgages (Cost $1)		1

U.S. Treasury Obligations (0.6%)
U.S. Treasury Notes, 3.88%, 3/31/25 (d)	14,945	14,772
Total U.S. Treasury Obligations (Cost $14,993)		14,772

Exchange-Traded Funds (48.4%)
Invesco DB Commodity Index Tracking Fund (b)	256,100	5,647
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	28,245
Invesco FTSE RAFI Emerging Markets ETF	1,539,501	27,496
iShares 0-5 Year TIPS Bond ETF	227,974	22,346
iShares 1-3 Year Treasury Bond ETF	307,256	25,097
iShares 20+ Year Treasury Bond ETF	207,938	21,416
iShares 7-10 Year Treasury Bond ETF	312,575	30,651
iShares Core MSCI EAFE ETF	32,626	2,154
iShares Core MSCI Emerging Markets ETF	1,437,667	68,404
iShares Core S&P 500 ETF	227,480	95,412
iShares Core S&P Small-Cap ETF	662,842	61,266
iShares Core US Aggregate Bond ETF	339,230	33,438
iShares JP Morgan USD Emerging Markets Bond ETF	155,006	13,141
iShares MSCI Canada ETF (b)	275,420	9,160
iShares MSCI International Momentum Factor ETF (b)	1,164,448	37,111
iShares MSCI International Quality Factor ETF (b)	1,315,008	45,644
iShares MSCI Japan ETF (b)	928,948	55,124
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,206,197	56,743
Schwab Fundamental International Large Co. Index ETF (b)	3,168,339	97,933
Schwab Fundamental International Small Co. Index ETF	593,600	19,191
SPDR Gold Shares (a)	215,321	39,257
SPDR S&P Emerging Markets SmallCap ETF	107,983	5,528
Vanguard FTSE All-World ex-U.S. ETF	371,414	19,544
Vanguard FTSE Developed Markets ETF	3,916,606	174,798
Vanguard FTSE Europe ETF	787,884	47,446
Vanguard Mid-Capital ETF	30,077	6,129
Vanguard Mortgage-Backed Securities ETF	408,949	18,898
Vanguard Real Estate ETF (b)	130,232	10,419
Vanguard S&P 500 ETF	146,858	56,377
Vanguard Short-Term Bond ETF (b)	148,449	11,303
Vanguard Short-Term Corporate Bond ETF	107,729	8,182
Vanguard Total Stock Market ETF	188,523	39,058
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund (b)	202,622	9,250
Xtrackers USD High Yield Corporate Bond ETF	770,152	26,193
Total Exchange-Traded Funds (Cost $1,136,618)		1,228,001

Affiliated Exchange-Traded Funds (27.6%)
VictoryShares Core Intermediate Bond ETF	11,377,540	527,310
VictoryShares Core Plus Intermediate Bond ETF (b)	5,668,278	122,427
VictoryShares Emerging Markets Value Momentum ETF	68,000	2,778
VictoryShares Short-Term Bond ETF	969,310	47,487
Total Affiliated Exchange-Traded Funds (Cost $796,944)		700,002

Collateral for Securities Loaned (2.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (e)	18,327,531	18,328
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (e)	18,327,531	18,327
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (e)	18,327,531	18,327

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Cornerstone Moderately Aggressive Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (e)	18,327,531	$18,328
Total Collateral for Securities Loaned (Cost $73,310)		73,310

Total Investments (Cost $2,530,383) — 102.6%		2,602,129
Liabilities in excess of other assets — (2.6)%		(66,798)
NET ASSETS - 100.00%		$2,535,331

At May 31, 2023, the Fund's investments in foreign securities were 25.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments.
(e)	Rate disclosed is the daily yield on May 31, 2023.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	743	6/16/23	$33,508,796	$33,487,928	$(20,868)
FTSE 100 Index Futures	396	6/16/23	37,865,824	36,701,598	(1,164,226)
S&P/Toronto Stock Exchange 60 Index Futures	213	6/15/23	37,942,962	36,928,579	(1,014,383)
					$(2,199,477)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	234	6/15/23	27,544,972	27,010,242	534,730
E-Mini Russell 2000 Index Futures	147	6/16/23	12,923,133	12,875,730	47,403
Topix Index Futures	227	6/8/23	32,768,334	34,642,309	(1,873,975)
					(1,291,842)

	Total unrealized appreciation				$582,133
	Total unrealized depreciation				(4,073,452)
	Total net unrealized appreciation (depreciation)				$(3,491,319)

Affiliated Holdings

	Fair Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/Depreciation	Fair Value 5/31/2023	Dividend Income
Victory Cornerstone Moderately Aggressive Fund
VictoryShares Core Intermediate Bond ETF	$519,157	$—	$—	$—	$—	$8,153	$527,310	$4,003
VictoryShares Core Plus Intermediate Bond ETF	121,359	—	—	—	—	1,068	122,427	1,309
VictoryShares Emerging Markets Value Momentum ETF	2,734	—	—	—	—	44	2,778	33
VictoryShares Short-Term Bond ETF	47,418	—	—	—	—	69	47,487	487
	$690,668	$—	$—	$—	$—	$9,334	$700,002	$5,832

Victory Portfolios III	Schedule of Portfolio Investments
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (47.2%)
Communication Services (4.0%):
Activision Blizzard, Inc. (a)	6,138	$492
Alphabet, Inc. Class A (a)	56,780	6,977
Alphabet, Inc. Class C (a)	54,571	6,732
AT&T, Inc.	13,852	218
Charter Communications, Inc. Class A (a)	1,409	460
Comcast Corp. Class A	50,036	1,969
Electronic Arts, Inc.	2,332	298
Fox Corp. Class A	3,851	120
Live Nation Entertainment, Inc. (a)	1,692	135
Meta Platforms, Inc. Class A (a)	22,559	5,972
Netflix, Inc. (a)	5,255	2,077
News Corp. Class A	2,721	50
Omnicom Group, Inc.	2,542	224
Paramount Global Class B	5,167	79
The Interpublic Group of Cos., Inc.	2,972	110
The Walt Disney Co. (a)	15,233	1,340
T-Mobile U.S., Inc. (a)	3,497	480
Verizon Communications, Inc.	16,061	572
		28,305
Consumer Discretionary (4.9%):
Amazon.com, Inc. (a)	87,904	10,599
Aptiv PLC (a)	2,354	207
AutoZone, Inc. (a)	236	563
Bath & Body Works, Inc.	2,727	96
Best Buy Co., Inc.	2,415	175
Booking Holdings, Inc. (a)	417	1,046
BorgWarner, Inc.	1	—	(b)
CarMax, Inc. (a)	1,983	143
Carnival Corp. (a)	9,584	108
Chipotle Mexican Grill, Inc. (a)	325	675
D.R. Horton, Inc.	3,030	324
Darden Restaurants, Inc.	1,518	241
eBay, Inc.	6,813	290
Etsy, Inc. (a)	722	59
Expedia Group, Inc. (a)	1,583	152
Ford Motor Co.	48,788	585
Garmin Ltd.	1,028	106
General Motors Co.	13,698	444
Genuine Parts Co.	1,110	165
Hasbro, Inc.	1,004	60
Hilton Worldwide Holdings, Inc.	3,015	410
Las Vegas Sands Corp. (a)	3,983	220
Lennar Corp. Class A	2,669	286
Lennar Corp. Class B	1	—	(b)
LKQ Corp.	3,215	170
Lowe's Cos., Inc.	7,219	1,452
Marriott International, Inc. Class A	2,953	495
McDonald's Corp.	7,151	2,039
MGM Resorts International	4,369	172
Mohawk Industries, Inc. (a)	618	57
NIKE, Inc. Class B	12,097	1,273
Norwegian Cruise Line Holdings Ltd. (a)	2,676	40
O'Reilly Automotive, Inc. (a)	772	697
PulteGroup, Inc.	2,360	156
PVH Corp.	928	80
Ralph Lauren Corp.	420	45
Ross Stores, Inc.	3,606	374

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd. (a)	2,197	$178
Starbucks Corp.	11,086	1,082
Tapestry, Inc.	3,021	121
Tesla, Inc. (a)	21,261	4,336
The Home Depot, Inc.	10,478	2,970
The TJX Cos., Inc.	12,221	938
Tractor Supply Co.	1,382	290
Ulta Beauty, Inc. (a)	550	225
VF Corp.	2,040	35
Victoria's Secret & Co. (a)	1	—	(b)
Whirlpool Corp.	520	67
Wynn Resorts Ltd.	642	63
Yum! Brands, Inc.	3,450	444
		34,753
Consumer Staples (3.1%):
Altria Group, Inc.	12,769	567
Archer-Daniels-Midland Co.	6,080	430
Brown-Forman Corp. Class B	1,744	108
Campbell Soup Co.	640	32
Church & Dwight Co., Inc.	2,723	252
Colgate-Palmolive Co.	5,377	400
Conagra Brands, Inc.	3,475	121
Constellation Brands, Inc. Class A	1,408	342
Costco Wholesale Corp.	4,112	2,104
Dollar General Corp.	2,461	495
Dollar Tree, Inc. (a)	1,591	215
General Mills, Inc.	6,777	570
Hormel Foods Corp.	1,830	70
Kellogg Co.	1,080	72
Kimberly-Clark Corp.	2,643	355
Lamb Weston Holdings, Inc.	1,374	153
McCormick & Co., Inc.	2,942	252
Molson Coors Beverage Co. Class B	2,045	126
Mondelez International, Inc. Class A	12,769	937
Monster Beverage Corp. (a)	7,930	465
PepsiCo, Inc.	13,670	2,493
Philip Morris International, Inc.	12,032	1,083
Sysco Corp.	5,774	404
Target Corp.	5,209	682
The Clorox Co.	690	109
The Coca-Cola Co.	27,653	1,650
The Estee Lauder Cos., Inc.	2,324	428
The Hershey Co.	1,767	459
The J.M. Smucker Co.	828	121
The Kraft Heinz Co.	6,993	267
The Kroger Co.	7,873	357
The Procter & Gamble Co.	22,787	3,247
Tyson Foods, Inc. Class A	1,740	88
Walgreens Boots Alliance, Inc.	4,150	126
Walmart, Inc.	14,494	2,129
		21,709
Energy (2.1%):
Baker Hughes Co.	8,513	232
Chevron Corp.	21,160	3,187
ConocoPhillips	14,432	1,433
Coterra Energy, Inc.	2,120	49
Devon Energy Corp.	4,751	219
Diamondback Energy, Inc.	2,111	268
EOG Resources, Inc.	4,759	511

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	39,044	$3,990
Halliburton Co.	9,010	258
Hess Corp.	2,683	340
Kinder Morgan, Inc.	7,546	122
Marathon Oil Corp.	8,612	191
Marathon Petroleum Corp.	6,448	676
Occidental Petroleum Corp.	6,234	359
ONEOK, Inc.	5,513	312
Phillips 66	2,813	258
Pioneer Natural Resources Co.	2,039	407
Schlumberger NV	17,103	733
The Williams Cos., Inc.	14,342	411
Valero Energy Corp.	4,680	501
		14,457
Financials (6.1%):
Aflac, Inc.	6,526	419
American Express Co.	6,409	1,016
American International Group, Inc.	9,441	499
Ameriprise Financial, Inc.	1,253	374
Aon PLC Class A	2,360	728
Arthur J. Gallagher & Co.	2,370	475
Assurant, Inc.	653	78
Bank of America Corp.	80,700	2,243
Berkshire Hathaway, Inc. Class B (a)	17,957	5,766
BlackRock, Inc.	1,540	1,013
Capital One Financial Corp.	4,781	498
Cboe Global Markets, Inc.	1,027	136
Chubb Ltd.	3,972	738
Cincinnati Financial Corp.	1,898	183
Citigroup, Inc.	10,540	467
Citizens Financial Group, Inc.	4,555	117
CME Group, Inc.	3,122	558
Comerica, Inc.	1,300	47
Discover Financial Services	3,419	351
Fidelity National Information Services, Inc.	1,247	68
Fifth Third Bancorp	8,477	206
Fiserv, Inc. (a)	6,882	772
Global Payments, Inc.	2,592	253
Huntington Bancshares, Inc.	10,310	106
Intercontinental Exchange, Inc.	5,129	543
Invesco Ltd.	4,160	60
JPMorgan Chase & Co.	32,040	4,348
KeyCorp	2,645	25
Lincoln National Corp.	1,769	37
Loews Corp.	2,402	134
M&T Bank Corp.	2,181	260
Marsh & McLennan Cos., Inc.	5,030	871
Mastercard, Inc. Class A	8,421	3,074
MetLife, Inc.	7,410	367
Moody's Corp.	1,624	515
Morgan Stanley	14,869	1,216
MSCI, Inc.	992	467
Nasdaq, Inc.	3,477	192
Northern Trust Corp.	430	31
PayPal Holdings, Inc. (a)	10,200	632
Principal Financial Group, Inc.	2,476	162
Prudential Financial, Inc.	4,592	361
Raymond James Financial, Inc.	1,989	180
Regions Financial Corp.	9,790	169
S&P Global, Inc.	3,313	1,217

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
State Street Corp.	2,324	$158
Synchrony Financial	6,103	189
T. Rowe Price Group, Inc.	2,189	235
The Allstate Corp.	3,040	330
The Bank of New York Mellon Corp.	5,526	222
The Charles Schwab Corp.	13,865	730
The Goldman Sachs Group, Inc.	3,096	1,003
The Hartford Financial Services Group, Inc.	2,900	199
The PNC Financial Services Group, Inc.	4,807	557
The Progressive Corp.	5,434	695
The Travelers Cos., Inc.	2,350	398
Truist Financial Corp.	5,934	181
U.S. Bancorp	11,380	340
Visa, Inc. Class A	16,518	3,651
W.R. Berkley Corp.	2,739	152
Wells Fargo & Co.	35,551	1,415
Willis Towers Watson PLC	1,136	249
Zions Bancorp NA	1,310	36
		42,712
Health Care (6.4%):
Abbott Laboratories	17,003	1,734
AbbVie, Inc.	16,903	2,332
Agilent Technologies, Inc.	3,631	420
Align Technology, Inc. (a)	809	229
AmerisourceBergen Corp.	1,410	240
Amgen, Inc.	5,669	1,251
Baxter International, Inc.	3,470	141
Becton Dickinson and Co.	2,074	501
Biogen, Inc. (a)	1,216	360
Boston Scientific Corp. (a)	16,790	864
Bristol-Myers Squibb Co.	17,034	1,098
Cardinal Health, Inc.	2,310	190
Centene Corp. (a)	5,336	333
CVS Health Corp.	13,059	888
Danaher Corp.	6,489	1,490
DaVita, Inc. (a)	748	70
DENTSPLY SIRONA, Inc.	1,150	42
Dexcom, Inc. (a)	3,032	356
Edwards Lifesciences Corp. (a)	6,150	518
Elevance Health, Inc.	2,398	1,074
Eli Lilly & Co.	8,712	3,741
GE HealthCare Technologies, Inc.	3,779	301
Gilead Sciences, Inc.	8,764	674
HCA Healthcare, Inc.	2,571	679
Henry Schein, Inc. (a)	1,136	84
Hologic, Inc. (a)	2,461	194
Humana, Inc.	1,376	691
IDEXX Laboratories, Inc. (a)	1,007	468
Illumina, Inc. (a)	272	54
Intuitive Surgical, Inc. (a)	4,198	1,292
IQVIA Holdings, Inc. (a)	1,890	372
Johnson & Johnson	21,874	3,392
Laboratory Corp. of America Holdings	1,063	226
McKesson Corp.	1,701	665
Medtronic PLC	2,387	198
Merck & Co., Inc.	26,683	2,946
Mettler-Toledo International, Inc. (a)	250	330
Moderna, Inc. (a)	3,389	433
Organon & Co.	1,717	33
Pfizer, Inc.	46,656	1,774

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	1,126	$149
Regeneron Pharmaceuticals, Inc. (a)	873	642
ResMed, Inc.	1,408	297
Revvity, Inc.	1,164	134
STERIS PLC	864	173
Stryker Corp.	3,361	926
The Cigna Group	3,445	852
The Cooper Cos., Inc.	445	165
Thermo Fisher Scientific, Inc.	3,958	2,013
UnitedHealth Group, Inc.	9,155	4,461
Vertex Pharmaceuticals, Inc. (a)	2,999	970
Viatris, Inc.	4,869	45
Waters Corp. (a)	690	173
West Pharmaceutical Services, Inc.	489	164
Zimmer Biomet Holdings, Inc.	1,229	157
Zoetis, Inc.	4,796	782
		44,781
Industrials (4.0%):
3M Co.	3,890	363
A O Smith Corp.	1,607	103
Alaska Air Group, Inc. (a)	1,550	70
Allegion PLC	880	92
American Airlines Group, Inc. (a)	6,217	92
AMETEK, Inc.	2,802	407
Automatic Data Processing, Inc.	4,040	844
C.H. Robinson Worldwide, Inc.	779	74
Carrier Global Corp.	7,990	327
Caterpillar, Inc.	5,175	1,065
Cintas Corp.	1,044	493
Copart, Inc. (a)	4,572	400
CSX Corp.	24,039	737
Cummins, Inc.	1,300	266
Deere & Co.	3,333	1,153
Delta Air Lines, Inc. (a)	7,217	262
Dover Corp.	1,435	191
Eaton Corp. PLC	4,316	759
Emerson Electric Co.	4,743	368
Equifax, Inc.	1,334	278
Expeditors International of Washington, Inc.	1,610	178
Fastenal Co.	5,972	322
FedEx Corp.	2,126	463
Fortive Corp.	2,506	163
Fortune Brands Innovations, Inc.	1,596	97
General Dynamics Corp.	1,726	352
General Electric Co.	11,338	1,151
Honeywell International, Inc.	6,692	1,282
Howmet Aerospace, Inc.	3,713	159
Huntington Ingalls Industries, Inc.	470	95
IDEX Corp.	779	155
Illinois Tool Works, Inc.	2,480	542
Ingersoll Rand, Inc.	4,166	236
J.B. Hunt Transport Services, Inc.	714	119
Jacobs Solutions, Inc.	1,124	123
Johnson Controls International PLC	6,676	399
L3Harris Technologies, Inc.	2,025	356
Lockheed Martin Corp.	2,228	989
Masco Corp.	2,915	141
Masterbrand, Inc. (a)	1,563	16
Norfolk Southern Corp.	2,582	538
Northrop Grumman Corp.	1,594	694

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	882	$274
Otis Worldwide Corp.	3,056	243
PACCAR, Inc.	3,846	265
Parker-Hannifin Corp.	1,216	390
Paychex, Inc.	2,957	310
Paycom Software, Inc.	608	170
Pentair PLC	869	48
Quanta Services, Inc.	1,444	256
Raytheon Technologies Corp.	14,809	1,365
Republic Services, Inc.	2,086	295
Robert Half International, Inc.	1,284	84
Rockwell Automation, Inc.	1,190	332
Snap-on, Inc.	594	148
Southwest Airlines Co.	4,050	121
Stanley Black & Decker, Inc.	983	74
Textron, Inc.	2,070	128
The Boeing Co. (a)	4,734	974
Trane Technologies PLC	2,802	457
TransDigm Group, Inc.	593	459
Union Pacific Corp.	7,288	1,403
United Airlines Holdings, Inc. (a)	3,649	173
United Parcel Service, Inc. Class B	6,904	1,153
United Rentals, Inc.	750	250
Verisk Analytics, Inc.	1,450	318
W.W. Grainger, Inc.	478	310
Waste Management, Inc.	3,869	626
Westinghouse Air Brake Technologies Corp.	1,745	162
Xylem, Inc.	1,548	155
		27,857
Information Technology (13.5%):
Accenture PLC Class A	6,227	1,905
Adobe, Inc. (a)	5,423	2,266
Advanced Micro Devices, Inc. (a)	16,362	1,934
Akamai Technologies, Inc. (a)	1,562	144
Amphenol Corp. Class A	5,634	425
Analog Devices, Inc.	5,096	905
ANSYS, Inc. (a)	796	258
Apple, Inc.	146,293	25,930
Applied Materials, Inc.	10,028	1,337
Arista Networks, Inc. (a)	2,364	393
Autodesk, Inc. (a)	2,021	403
Broadcom, Inc.	4,130	3,337
Cadence Design Systems, Inc. (a)	2,583	596
CDW Corp.	1,428	245
Cisco Systems, Inc.	39,302	1,952
Cognizant Technology Solutions Corp. Class A	3,759	235
Corning, Inc.	7,670	236
DXC Technology Co. (a)	2,701	68
F5, Inc. (a)	350	52
Fortinet, Inc. (a)	7,295	498
Gartner, Inc. (a)	843	289
Hewlett Packard Enterprise Co.	12,525	181
HP, Inc.	12,553	365
Intel Corp.	16,080	506
International Business Machines Corp.	5,693	732
Intuit, Inc.	2,547	1,067
Juniper Networks, Inc.	2,447	74
Keysight Technologies, Inc. (a)	1,866	302
KLA Corp.	1,555	689
Lam Research Corp.	1,595	984

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Microchip Technology, Inc.	5,696	$429
Micron Technology, Inc.	10,223	697
Microsoft Corp.	73,346	24,086
Motorola Solutions, Inc.	1,485	419
NetApp, Inc.	2,488	165
NVIDIA Corp.	25,557	9,669
NXP Semiconductors NV	2,048	367
ON Semiconductor Corp. (a)	5,140	430
Oracle Corp.	18,595	1,970
Qorvo, Inc. (a)	1,030	100
QUALCOMM, Inc.	12,055	1,367
Roper Technologies, Inc.	942	428
Salesforce, Inc. (a)	9,375	2,094
Seagate Technology Holdings PLC	2,345	141
ServiceNow, Inc. (a)	2,279	1,241
Synopsys, Inc. (a)	1,398	636
TE Connectivity Ltd.	3,470	425
Texas Instruments, Inc.	8,840	1,537
VeriSign, Inc. (a)	785	175
Western Digital Corp. (a)	920	36
Xerox Holdings Corp.	1	—	(b)
		94,720
Materials (1.1%):
Air Products and Chemicals, Inc.	1,923	517
Albemarle Corp.	1,201	232
Avery Dennison Corp.	906	146
Ball Corp.	3,726	191
Celanese Corp.	463	48
CF Industries Holdings, Inc.	2,538	156
Corteva, Inc.	8,159	436
Dow, Inc.	8,954	437
DuPont de Nemours, Inc.	3,671	247
Eastman Chemical Co.	1,432	110
Ecolab, Inc.	1,707	282
FMC Corp.	1,168	122
Freeport-McMoRan, Inc.	15,889	546
International Flavors & Fragrances, Inc.	1,065	82
International Paper Co.	2,781	82
Linde PLC	5,859	2,072
LyondellBasell Industries NV Class A	2,696	231
Martin Marietta Materials, Inc.	721	287
Newmont Corp.	7,749	314
Nucor Corp.	2,642	349
PPG Industries, Inc.	1,640	215
Sealed Air Corp.	1,340	51
The Mosaic Co.	4,511	144
The Sherwin-Williams Co.	2,304	525
Vulcan Materials Co.	1,110	217
Westrock Co.	828	23
		8,062
Real Estate (0.9%):
American Tower Corp.	4,297	793
AvalonBay Communities, Inc.	740	129
Boston Properties, Inc.	670	33
CBRE Group, Inc. Class A (a)	3,167	237
Crown Castle, Inc.	2,563	290
Digital Realty Trust, Inc.	1	—	(b)
Equinix, Inc.	852	635
Equity Residential	2,215	135

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Essex Property Trust, Inc.	290	$63
Extra Space Storage, Inc.	1,147	165
Federal Realty Investment Trust	884	78
Healthpeak Properties, Inc.	1,880	38
Host Hotels & Resorts, Inc.	8,818	146
Invitation Homes, Inc.	5,812	197
Iron Mountain, Inc.	3,568	191
Kimco Realty Corp.	5,368	99
Mid-America Apartment Communities, Inc.	1,273	187
Prologis, Inc.	8,574	1,068
Public Storage	1,221	346
Realty Income Corp.	2,660	158
Regency Centers Corp.	1,923	108
SBA Communications Corp.	1,109	246
Simon Property Group, Inc.	3,796	399
UDR, Inc.	3,662	145
Ventas, Inc.	4,666	201
Welltower, Inc.	4,568	341
Weyerhaeuser Co.	6,892	197
		6,625
Utilities (1.1%):
Alliant Energy Corp.	3,054	157
Ameren Corp.	2,468	200
American Electric Power Co., Inc.	4,277	355
American Water Works Co., Inc.	2,262	327
CenterPoint Energy, Inc.	6,318	178
CMS Energy Corp.	3,064	178
Consolidated Edison, Inc.	3,777	352
Constellation Energy Corp.	3,575	300
Dominion Energy, Inc.	2,977	150
DTE Energy Co.	1,653	178
Duke Energy Corp.	6,693	598
Edison International	1,730	117
Entergy Corp.	1,967	193
Eversource Energy	2,886	200
Exelon Corp.	10,726	425
FirstEnergy Corp.	1,793	67
NextEra Energy, Inc.	18,576	1,365
NiSource, Inc.	4,671	126
NRG Energy, Inc.	2,789	94
PG&E Corp. (a)	14,098	239
Public Service Enterprise Group, Inc.	6,188	370
Sempra Energy	1,884	270
The AES Corp.	6,122	121
The Southern Co.	9,551	666
WEC Energy Group, Inc.	2,943	257
Xcel Energy, Inc.	5,211	340
		7,823
Total Common Stocks (Cost $92,710)		331,804

Rights (0.0%)(c)
Health Care (0.0%):
ABIOMED, Inc. (d)	$568	1
Total Rights (Cost $–)		1

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.1%)
Industrials (0.1%):
Northwest Senior Housing Corp. - Edgemere Project, Promissory Note, DIP Loan
10.00%, 6/30/23 (d)	$245	$245
12.00%, 6/30/23 (d)	176	176
		421
Total Corporate Bonds (Cost $421)		421

Municipal Bonds (51.8%)
Alabama (0.4%):
Cooper Green Mercy Health Services Authority Revenue, 5.25%, 9/1/52, Continuously Callable @100	2,000	2,058
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	852
		2,910
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	500	439

Arizona (2.1%):
Arizona IDA Revenue
4.00% , 7/1/41, Continuously Callable @100	400	350
5.00% , 7/1/47, Continuously Callable @100	1,000	1,024
5.00% , 11/1/47, Continuously Callable @100	1,000	1,029
4.00% , 7/1/52, Continuously Callable @100	840	668
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,301
La Paz County IDA Revenue
4.00% , 2/15/41, Continuously Callable @100	425	355
4.00% , 2/15/46, Continuously Callable @100	345	272
4.00% , 2/15/51, Continuously Callable @100	300	229
Maricopa County IDA Revenue
4.00% , 7/1/51, Continuously Callable @100 (e)	1,500	1,120
Series A, 5.00% , 9/1/42, Continuously Callable @100	500	516
Series A, 4.00% , 7/1/46, Continuously Callable @100	735	674
Series A, 5.00% , 7/1/49, Continuously Callable @100	1,000	1,007
Series A, 5.00% , 7/1/54, Continuously Callable @100	1,275	1,282
Series A, 4.00% , 7/1/56, Continuously Callable @100	1,000	870
Student & Academic Services LLC Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 6/1/44, Continuously Callable @100	1,000	1,010
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102	1,185	849
The County of Pima IDA Revenue
4.00% , 4/1/46, Continuously Callable @100	2,000	1,821
4.00% , 6/15/51, Continuously Callable @100 (e)	1,000	719
		15,096
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	1,000	942

California (1.2%):
California Educational Facilities Authority Revenue, 5.00%, 10/1/52, Continuously Callable @100	2,000	1,940
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,214
State of California, GO, 5.00%, 8/1/45, Continuously Callable @100	1,000	1,030
Sutter Butte Flood Agency Special Assessment (INS - Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,028

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee Corp.), 8/1/34 (f)	$4,435	$2,962
		8,174
Colorado (1.8%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00% , 12/1/38, Continuously Callable @100	1,000	1,040
5.00% , 4/1/48, Continuously Callable @100	710	694
4.00% , 1/1/52, Continuously Callable @100	675	534
5.00% , 9/1/52, Continuously Callable @100	730	723
4.50% , 7/1/53, Continuously Callable @100	1,000	951
4.00% , 1/1/62, Continuously Callable @100	795	602
Colorado Health Facilities Authority Revenue
5.00% , 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,034
Series A, 4.00% , 9/1/50, Continuously Callable @100	1,000	872
Series A, 4.00% , 12/1/50, Continuously Callable @103	1,000	794
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,004
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	1,919
Park Creek Metropolitan District Revenue
5.00% , 12/1/41, Continuously Callable @100	250	256
5.00% , 12/1/45, Continuously Callable @100	1,000	1,021
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,024
		12,468
Connecticut (0.9%):
Connecticut State Health & Educational Facilities Authority Revenue
5.25% , 7/1/53, Continuously Callable @100	1,000	1,064
Series T, 4.00% , 7/1/55, Continuously Callable @100	1,000	850
Series U, 4.00% , 7/1/52, Continuously Callable @100	2,000	1,730
State of Connecticut, GO
Series A, 5.00% , 4/15/36, Continuously Callable @100	1,500	1,640
Series A, 5.00% , 4/15/37, Continuously Callable @100	1,000	1,072
		6,356
Florida (2.6%):
Brevard County Health Facilities Authority Revenue, Series A, 5.00%, 4/1/52, Continuously Callable @100	1,000	1,035
Capital Trust Agency, Inc. Revenue
5.00% , 8/1/40, Continuously Callable @100	300	297
5.00% , 8/1/55, Continuously Callable @100	400	377
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	812
City of Pompano Beach Revenue
4.00% , 9/1/50, Continuously Callable @103	1,500	1,118
Series A, 4.00% , 9/1/51, Continuously Callable @103	500	371
County of Escambia Revenue, 3.00%, 4/1/39, Continuously Callable @100 (g)	3,200	3,200
Florida Development Finance Corp. Revenue
5.00% , 7/1/51, Continuously Callable @100	395	381
Series A, 5.00% , 6/15/52, Continuously Callable @100	1,250	1,182
Lee County IDA Revenue, Series A, 5.25%, 10/1/52, Continuously Callable @103	850	712
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,493
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	500	436
Miami-Dade County Health Facilities Authority Revenue, Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	876
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	813

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	$700	$636
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable @100	2,000	1,805
Seminole County IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100(e)	830	608
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100(e)	1,000	1,009
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,030
		18,191
Georgia (1.3%):
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	575	512
Development Authority of Heard County Revenue, 3.00%, 9/1/29, Continuously Callable @100 (g)	1,000	1,000
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously Callable @100	1,000	990
Milledgeville & Baldwin County Development Authority Revenue, 4.00%, 6/15/37, Continuously Callable @100	1,300	1,314
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	425	355
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable @100	750	682
The Development Authority of Burke County Revenue
3.25% , 11/1/48, Continuously Callable @100 (g)	2,700	2,700
Series 1, 3.25% , 7/1/49, Continuously Callable @100 (g)	1,800	1,800
		9,353
Guam (0.2%):
Antonio B Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Pre-refunded 10/1/23 @ 100	750	755
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,001
		1,756
Illinois (4.9%):
Chicago Board of Education, GO, Series A, 5.00%, 12/1/47, Continuously Callable @100	3,200	3,131
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,028
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,035
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,001
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series C, 4.00%, 1/1/42, Continuously Callable @100	1,250	1,113
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series A, 5.00% , 12/1/52, Continuously Callable @100	685	711
Series A, 4.00% , 12/1/55, Continuously Callable @100	2,000	1,720
City of Chicago Wastewater Transmission Revenue
5.00% , 1/1/44, Continuously Callable @100	1,000	1,004
Series A, 5.00% , 1/1/47, Continuously Callable @100	1,000	1,010
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,010
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	1,000	848
County of Cook Community College District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,023

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	$1,000	$1,041
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,003
Illinois Finance Authority Revenue
3.90% , 3/1/30, Continuously Callable @100	1,000	1,007
5.00% , 5/15/37, Continuously Callable @100	1,000	931
5.00% , 5/15/40, Continuously Callable @100	1,275	1,061
5.00% , 8/15/44, Continuously Callable @100	1,000	1,003
5.00% , 10/1/44, Continuously Callable @100	1,000	1,026
4.00% , 10/15/44, Continuously Callable @103	2,000	1,492
5.00% , 5/15/45, Continuously Callable @100	1,000	754
Series A, 4.00% , 8/1/51, Continuously Callable @100	1,000	816
Series C, 4.00% , 2/15/41, Continuously Callable @100	955	922
Series C, 4.00% , 2/15/41, Pre-refunded 2/15/27 @ 100	45	47
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable @100	2,500	2,534
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	560
Sangamon County Water Reclamation District, GO
Series A, 4.00% , 1/1/49, Continuously Callable @100	1,000	849
Series A, 5.75% , 1/1/53, Continuously Callable @100	1,235	1,261
State of Illinois, GO
4.00% , 10/1/33, Continuously Callable @100	2,300	2,323
5.50% , 5/1/39, Continuously Callable @100	225	241
Series A, 5.50% , 3/1/47, Continuously Callable @100	1,000	1,072
		34,577
Indiana (0.5%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	953
Indiana Finance Authority Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,005
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,519
		3,477
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	880

Kansas (1.4%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100(e)	1,000	1,034
City of Lawrence Revenue
5.00% , 7/1/43, Continuously Callable @100	1,500	1,520
Series A, 4.00% , 7/1/36, Continuously Callable @100	1,500	1,428
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103	1,000	719
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	800	769
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103(e)	2,000	1,905
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00% , 9/1/44, Continuously Callable @100	1,250	1,262
Series A, 5.00% , 9/1/45, Continuously Callable @100	1,000	1,016
		9,653
Kentucky (0.8%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,010

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/46, Continuously Callable @100	$750	$659
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	803
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,027
Louisville Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52, Continuously Callable @100	2,000	2,030
		5,529
Louisiana (1.9%):
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,007
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%, 12/1/44, Continuously Callable @100	500	453
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,016
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,445
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00% , 10/1/39, Continuously Callable @100	1,000	1,036
5.00% , 10/1/43, Continuously Callable @100	1,000	1,022
4.00% , 10/1/46, Continuously Callable @100	1,000	919
Louisiana Public Facilities Authority Revenue
5.00% , 7/1/52, Continuously Callable @100	1,000	1,019
4.00% , 1/1/56, Continuously Callable @100	1,000	876
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @ 100	1,000	1,038
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,378
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,560
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	815	816
		13,585
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	780
Maine Health & Higher Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 7/1/50, Continuously Callable @100	1,175	1,069
		1,849
Maryland (0.3%):
City of Gaithersburg Maryland Revenue, 5.13%, 1/1/42, Continuously Callable @103	865	820
Maryland Health & Higher Educational Facilities Authority Revenue, 4.00%, 7/1/45, Continuously Callable @100	1,100	993
		1,813
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5.00% , 4/15/40, Continuously Callable @100	1,000	1,004
5.00% , 7/1/46, Continuously Callable @100	1,000	1,001
4.00% , 9/1/48, Continuously Callable @100	1,380	1,091
4.16% (MUNIPSA+60bps), 7/1/49 (e)(h)	1,250	1,247
4.00% , 7/1/51, Continuously Callable @100	1,500	1,200

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00% , 10/1/57, Continuously Callable @105 (e)	$1,000	$876
Series A, 5.00% , 6/1/39, Pre-refunded 6/1/29 @ 100	1,000	1,120
Series A, 5.50% , 7/1/44, Continuously Callable @100	500	444
Series A, 5.00% , 7/1/44, Continuously Callable @100	1,600	1,530
Series B, 4.00% , 6/1/50, Continuously Callable @100	1,000	797
Series B, 4.00% , 7/1/50, Continuously Callable @100	850	700
Series D, 5.00% , 7/1/44, Continuously Callable @100	1,000	1,009
Series F, 5.75% , 7/15/43, Continuously Callable @100	1,000	1,000
		13,019
Michigan (1.6%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,013
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,751
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,031
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,026
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable @103	500	362
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,296
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,023
Michigan Finance Authority Revenue
4.00% , 2/1/42, Continuously Callable @100	745	614
4.00% , 9/1/45, Continuously Callable @100	1,000	920
4.00% , 12/1/51, Continuously Callable @100	1,665	1,356
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,016
		11,408
Minnesota (0.3%):
Housing & Redevelopment Authority Revenue
5.00% , 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,043
5.00% , 11/15/47, Continuously Callable @100	1,000	1,010
		2,053
Missouri (0.9%):
Cape Girardeau County IDA Revenue, 4.00%, 3/1/46, Continuously Callable @100	750	635
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% , 2/1/48, Continuously Callable @100	1,500	1,105
4.00% , 2/15/51, Continuously Callable @100	480	410
Health & Educational Facilities Authority Revenue
5.00% , 8/1/45, Continuously Callable @100	1,270	1,154
4.00% , 2/15/49, Continuously Callable @100	250	230
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100	1,000	829
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00% , 10/1/38, Continuously Callable @100	1,000	1,039
5.00% , 10/1/49, Continuously Callable @100	1,000	1,034
		6,436
Montana (0.1%):
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	485	451

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Nebraska (0.6%):
Central Plains Energy Project Revenue
5.00%, 5/1/53	$2,000	$2,069
Series A, 5.00% , 9/1/42	1,000	1,014
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,013
		4,096
Nevada (0.6%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,011
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,514
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,517
		4,042
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	2,000	1,502

New Jersey (2.7%):
Essex County Improvement Authority Revenue, 4.00%, 6/15/51, Continuously Callable @100	1,100	915
New Jersey Economic Development Authority Revenue
5.00% , 6/15/42, Pre-refunded 6/15/27 @ 100	2,000	2,161
5.00% , 6/15/43, Continuously Callable @100	630	657
5.00% , 6/15/43, Pre-refunded 12/15/28 @ 100	370	410
Series A, 4.00% , 7/1/34, Continuously Callable @100	1,000	1,002
Series A, 5.00% , 6/15/47, Continuously Callable @100	1,000	1,035
Series B, 5.00% , 6/15/43, Continuously Callable @100	1,000	1,042
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	514
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,034
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	893
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,045
New Jersey Transportation Trust Fund Authority Revenue
5.00% , 6/15/48, Continuously Callable @100	1,000	1,065
Series A, 5.00% , 12/15/35, Continuously Callable @100	1,000	1,060
Series A, 12/15/38 (f)	1,500	781
Series AA, 5.00% , 6/15/44, Continuously Callable @100	1,000	1,009
Series BB, 4.00% , 6/15/50, Continuously Callable @100	1,000	910
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,265
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.), 5.25%, 11/1/52, Continuously Callable @100	500	534
The Atlantic County Improvement Authority Revenue (INS - Assured Guaranty Municipal Corp.), 4.00%, 7/1/53, Continuously Callable @100	750	669
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable @100	500	492
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	518
		19,011
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,500	1,200

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York (2.3%):
Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable @100	$500	$506
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,001
New York City Municipal Water Finance Authority Revenue, Series DD, 3.76%, 6/15/33, Continuously Callable @100(g)	3,635	3,635
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	630	702
5.50%, 10/1/37	1,500	1,693
2.80% , 9/15/69, Continuously Callable @100	1,000	883
New York State Dormitory Authority Revenue
4.00% , 2/15/47, Continuously Callable @100	2,000	1,898
4.00% , 3/15/49, Continuously Callable @100	750	712
5.00% , 7/1/57, Continuously Callable @100	1,000	972
Series A, 4.00% , 9/1/50, Continuously Callable @100	2,000	1,602
Series A, 4.00% , 7/1/52, Continuously Callable @100	1,000	886
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,453
		15,943
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00% , 10/1/35, Continuously Callable @100	1,000	973
5.00% , 1/1/49, Continuously Callable @104	1,500	1,393
		2,366
North Dakota (0.4%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	1,450	1,154
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	839
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	931
		2,924
Ohio (0.8%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	650
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/43, Continuously Callable @100	775	818
Ohio Higher Educational Facility Commission Revenue
4.00% , 12/1/46, Continuously Callable @100	750	636
5.25% , 1/1/52, Continuously Callable @100	1,000	1,026
4.00% , 10/1/52, Continuously Callable @100	2,000	1,636
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	616
		5,382
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	909
Oklahoma Municipal Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	952
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	500	479
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	752
		3,092

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	$1,000	$891
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	830
Salem Hospital Facility Authority Revenue
4.00% , 5/15/47, Continuously Callable @103	1,000	739
5.00% , 5/15/53, Continuously Callable @102	1,250	1,079
		3,539
Pennsylvania (4.9%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,334
Allegheny County Hospital Development Authority Revenue
4.00% , 7/15/39, Continuously Callable @100	1,185	1,145
5.00% , 4/1/47, Continuously Callable @100	1,000	1,012
Berks County IDA Revenue
5.00% , 5/15/43, Pre-refunded 5/15/25 @ 102	350	368
5.00% , 11/1/50, Continuously Callable @100	1,500	835
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	918
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,665	1,658
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.), 4.00%, 6/1/44, Continuously Callable @100	1,500	1,462
Central Bradford Progress Authority Revenue, Series B, 4.00%, 12/1/51, Continuously Callable @100	2,000	1,770
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,001
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,039
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Pre-refunded 6/1/23 @ 100	1,625	1,625
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,014
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	500	352
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100	800	630
Montgomery County IDA Revenue
5.25% , 1/15/45, Pre-refunded 1/15/25 @ 100	1,000	1,031
4.00% , 10/1/46, Continuously Callable @100	625	508
4.00% , 10/1/51, Continuously Callable @100	825	635
Series C, 4.00% , 11/15/43, Continuously Callable @103	600	483
Northampton County General Purpose Authority Revenue
4.00% , 8/15/40, Continuously Callable @100	1,000	938
5.00% , 8/15/43, Continuously Callable @100	1,000	1,025
Pennsylvania Economic Development Financing Authority Revenue
4.00% , 7/1/46, Continuously Callable @103	1,000	786
Series A, 4.00% , 10/15/51, Continuously Callable @100	1,000	885
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46, Continuously Callable @100	1,575	1,334
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00% , 12/1/46, Continuously Callable @100	1,000	1,012
Series A-1, 5.00% , 12/1/47, Continuously Callable @100	1,000	1,034
Series B, 5.00% , 12/1/39, Continuously Callable @100	1,000	1,057
Series B, 4.00% , 12/1/51, Continuously Callable @100	1,000	916
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	1,029
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,573
School District of Philadelphia, GO
Series A, 5.00% , 9/1/38, Continuously Callable @100	1,000	1,045
Series A, 4.00% , 9/1/46, Continuously Callable @100	1,000	901
Series F, 5.00% , 9/1/37, Continuously Callable @100	1,000	1,032

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	$1,500	$1,405
		34,792
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,032
		1,072
South Carolina (0.3%):
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,100	937
South Carolina Jobs-Economic Development Authority Revenue
5.00% , 11/15/47, Continuously Callable @103	1,000	926
4.00% , 4/1/49, Continuously Callable @103	620	426
		2,289
Tennessee (1.3%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,566
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00% , 10/1/45, Continuously Callable @100	1,000	941
5.00% , 7/1/46, Continuously Callable @100	1,465	1,485
5.00% , 10/1/48, Continuously Callable @100	500	475
4.00% , 10/1/51, Continuously Callable @100	1,000	755
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53	2,500	2,639
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	959
		8,820
Texas (6.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,058
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	881
Central Texas Regional Mobility Authority Revenue, 4.00%, 1/1/41, Continuously Callable @100	1,000	937
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,007
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,030
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100	1,700	1,363
City of Houston Hotel Occupancy Tax & Special Revenue
5.00% , 9/1/39, Continuously Callable @100	1,000	1,011
5.00% , 9/1/40, Continuously Callable @100	1,000	1,010
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	998
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,001
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.), 5.80%, 9/1/25	2,180	2,249
Clifton Higher Education Finance Corp. Revenue, 4.25%, 8/15/52, Continuously Callable @100	1,500	1,383
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00% , 8/15/39, Continuously Callable @100	1,000	1,012
4.00% , 8/15/44, Continuously Callable @100	1,000	934
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,389

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	$1,000	$897
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38, Continuously Callable @100	1,000	878
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	955
Hidalgo County Regional Mobility Authority Revenue
Series A, 4.00% , 12/1/41, Continuously Callable @100	735	661
Series B, 4.00% , 12/1/41, Continuously Callable @100	700	602
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,100	923
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,004
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100	350	352
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	953
Mesquite Health Facilities Development Corp. Revenue, 5.00%, 2/15/35, Continuously Callable @100(i)(j)	378	49
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00% , 7/1/47, Callable 7/1/25 @ 100 (i)	1,000	896
Series A, 5.00% , 4/1/47, Pre-refunded 4/1/25 @ 100	1,600	1,648
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	232
North Texas Tollway Authority Revenue
Series B, 5.00% , 1/1/31, Continuously Callable @100	1,500	1,513
Series B, 5.00% , 1/1/45, Continuously Callable @100	1,000	1,017
Port of Port Arthur Navigation District Revenue
Series A, 3.35% , 4/1/40, Continuously Callable @100 (g)	3,000	3,000
Series C, 3.36% , 4/1/40, Continuously Callable @100 (g)	5,100	5,100
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,056
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	789
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00% , 11/15/46, Continuously Callable @100	1,000	958
Series A, 11/15/45, Callable 11/15/25 @ 100 (i)(j)	1,000	400
Series A, 5.00% , 7/1/53, Continuously Callable @100	750	775
Series B, 11/15/36, Callable 11/15/25 @ 100 (i)(j)	1,000	400
Series B, 5.00% , 7/1/48, Continuously Callable @100	1,500	1,534
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27	1,375	1,399
		46,254
Utah (0.7%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously Callable @103	500	409
Utah Charter School Finance Authority Revenue
4.50% , 10/15/52, Continuously Callable @100	1,000	979
Series A, 4.00% , 10/15/46, Continuously Callable @100	860	795
Series A, 4.00% , 4/15/52, Continuously Callable @100	3,000	2,591
		4,774
Vermont (0.2%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	1,000	752
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	1,000	943
		1,695
Virginia (0.1%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100	1,000	1,041

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Growth and Tax Strategy Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Washington (0.7%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	$1,000	$973
Washington Health Care Facilities Authority Revenue
4.00% , 7/1/42, Continuously Callable @100	1,000	863
5.00% , 1/1/47, Pre-refunded 1/1/27 @ 100	1,000	1,068
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	1,014
Washington State Housing Finance Commission Revenue
5.00% , 1/1/38, Continuously Callable @102 (e)	1,000	862
Series A-1, 3.50% , 12/20/35	291	264
		5,044
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
4.00% , 1/1/38, Continuously Callable @100	1,500	1,279
Series A, 4.38% , 6/1/53, Continuously Callable @100	1,000	964
		2,243
Wisconsin (1.8%):
Public Finance Authority Revenue
5.00% , 7/1/38, Continuously Callable @100	1,000	1,045
5.00% , 1/1/42, Continuously Callable @103 (e)	600	520
4.00% , 1/1/45, Continuously Callable @100	1,440	1,310
4.00% , 1/1/47, Continuously Callable @103	1,000	840
4.00% , 2/1/51, Continuously Callable @100	1,000	822
Series A, 5.25% , 3/1/47, Continuously Callable @100	2,000	1,987
Series A, 4.00% , 10/1/47, Continuously Callable @100	1,000	907
Series A, 5.25% , 10/1/48, Continuously Callable @100	1,500	1,434
Series A, 4.00% , 10/1/49, Continuously Callable @100	1,500	1,342
Series A, 4.00% , 7/1/51, Continuously Callable @100	880	664
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	617
Wisconsin Health & Educational Facilities Authority Revenue
4.00% , 1/1/47, Continuously Callable @103	600	421
4.00% , 1/1/57, Continuously Callable @103	1,000	647
		12,556
Total Municipal Bonds (Cost $403,776)		364,092

Exchange-Traded Funds (0.1%)
iShares Russell 1000 ETF	2,410	552
Total Exchange-Traded Funds (Cost $475)		552

Total Investments (Cost $497,382) — 99.2%		696,870
Other assets in excess of liabilities — 0.8%		5,765
NET ASSETS - 100.00%		$702,635

(a)	Non-income producing security.
(b)	Rounds to less than $1 thousand.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of May 31, 2023.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $9,900 thousands and amounted to 1.4% of net assets.
(f)	Zero-coupon bond.
(g)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2023.
(i)	Currently the issuer is in default with respect to interest and/or principal payments.
(j)	Issuer filed for bankruptcy.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
DIP—Debtor-In-Possession
ETF—Exchange-Traded Fund
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company
MUNIPSA—Municipal Swap Index
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

Victory Portfolios III	Schedule of Portfolio Investments
Victory Target Managed Allocation Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (87.1%)
Communication Services (6.0%):
Alphabet, Inc. Class A (a)	58,631	$7,204
AT&T, Inc.	60,908	958
Comcast Corp. Class A	38,684	1,522
Deutsche Telekom AG, ADR	62,343	1,384
KDDI Corp.	58,500	1,804
Meta Platforms, Inc. Class A (a)	16,211	4,291
Netflix, Inc. (a)	2,876	1,137
Nintendo Co. Ltd.	31,700	1,346
Singapore Telecommunications Ltd.	771,800	1,420
SoftBank Group Corp.	42,100	1,657
The Walt Disney Co. (a)	18,683	1,643
Verizon Communications, Inc.	37,635	1,341
WPP PLC, ADR	13,071	695
		26,402
Consumer Discretionary (10.1%):
Amazon.com, Inc. (a)	53,780	6,485
Booking Holdings, Inc. (a)	375	941
Cie Financiere Richemont SA, ADR	80,124	1,272
Compass Group PLC, ADR	36,168	988
Fast Retailing Co. Ltd.	4,600	1,075
Ford Motor Co.	168,415	2,021
General Motors Co.	22,421	727
Hermes International, ADR	6,109	1,247
Hilton Worldwide Holdings, Inc.	6,793	925
Honda Motor Co. Ltd., ADR	50,045	1,422
InterContinental Hotels Group PLC, ADR	13,989	928
Kering SA, ADR	18,017	962
Lowe's Cos., Inc.	5,556	1,117
LVMH Moet Hennessy Louis Vuitton SE, ADR	15,511	2,716
McDonald's Corp.	5,951	1,697
Mercedes-Benz Group AG, ADR	60,805	1,135
NIKE, Inc. Class B	10,835	1,140
Oriental Land Co. Ltd.	27,500	1,030
Panasonic Holdings Corp.	121,700	1,271
Prosus NV, ADR	64,981	862
Sony Group Corp.	18,000	1,688
Sony Group Corp., ADR	13,053	1,223
Starbucks Corp.	10,685	1,043
Suzuki Motor Corp.	32,500	1,070
Tesla, Inc. (a)	22,718	4,633
The Home Depot, Inc.	5,802	1,645
Toyota Motor Corp.	124,200	1,692
Toyota Motor Corp., ADR	9,733	1,325
		44,280
Consumer Staples (5.9%):
Ajinomoto Co., Inc.	17,400	676
British American Tobacco PLC, ADR	31,900	1,012
Church & Dwight Co., Inc.	13,379	1,237
Costco Wholesale Corp.	2,347	1,201
Diageo PLC, ADR	7,155	1,202
Japan Tobacco, Inc.	32,600	711
L'Oreal SA, ADR	12,360	1,056
Mondelez International, Inc. Class A	23,662	1,737
Nestle SA, ADR	28,140	3,341
PepsiCo, Inc.	11,247	2,051

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Target Managed Allocation Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	15,693	$1,412
Reckitt Benckiser Group PLC	15,412	1,198
Seven & i Holdings Co. Ltd.	19,100	800
Shiseido Co. Ltd.	23,500	1,067
The Coca-Cola Co.	30,675	1,830
The Procter & Gamble Co.	16,894	2,407
Unilever PLC, ADR	30,411	1,519
Walmart, Inc.	11,624	1,707
		26,164
Energy (3.6%):
BP PLC	214,755	1,206
Chevron Corp.	12,327	1,857
ConocoPhillips	11,599	1,152
Enbridge, Inc.	20,452	720
EOG Resources, Inc.	7,507	805
Equinor ASA, ADR	28,147	713
Exxon Mobil Corp.	33,870	3,461
Occidental Petroleum Corp.	9,221	532
Shell PLC, ADR	40,083	2,245
Suncor Energy, Inc.	20,326	569
Targa Resources Corp.	10,074	685
TotalEnergies SE, ADR	34,350	1,934
		15,879
Financials (13.5%):
AIA Group Ltd., ADR	28,156	1,086
Allianz SE, ADR	87,087	1,862
American Express Co.	7,240	1,148
ARMOUR Residential REIT, Inc.	163,409	820
AXA SA, ADR	56,526	1,599
Banco Santander SA, ADR	313,207	1,005
Bank of America Corp.	54,038	1,502
Bank of Montreal	12,059	1,006
Berkshire Hathaway, Inc. Class B (a)	10,125	3,251
BlackRock, Inc.	1,738	1,143
BNP Paribas SA, ADR	38,579	1,120
Dai-ichi Life Holdings, Inc.	43,700	747
Fiserv, Inc. (a)	18,106	2,031
Hong Kong Exchanges & Clearing Ltd., ADR	16,574	607
HSBC Holdings PLC, ADR	47,095	1,734
Huntington Bancshares, Inc.	71,363	736
ING Groep NV	96,552	1,189
Intesa Sanpaolo SpA, ADR	65,698	915
Investor AB Class B	138,117	2,817
JPMorgan Chase & Co.	18,046	2,449
Loews Corp.	29,577	1,656
Mastercard, Inc. Class A	5,370	1,960
Mitsubishi UFJ Financial Group, Inc.	188,600	1,254
Mitsubishi UFJ Financial Group, Inc., ADR	155,663	1,029
Mizuho Financial Group, Inc.	107,600	1,582
Morgan Stanley	33,708	2,756
Nomura Holdings, Inc., ADR	347,748	1,221
Prudential Financial, Inc.	13,197	1,038
Royal Bank of Canada	13,502	1,208
Sumitomo Mitsui Financial Group, Inc.	45,700	1,855
The Bank of Nova Scotia	16,292	787
The Charles Schwab Corp.	12,469	657
The Goldman Sachs Group, Inc.	3,441	1,115
The Hartford Financial Services Group, Inc.	12,052	826

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Target Managed Allocation Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Progressive Corp.	11,694	$1,496
The Toronto-Dominion Bank	18,564	1,051
Tokio Marine Holdings, Inc.	47,100	1,055
UBS Group AG	60,710	1,148
United Overseas Bank Ltd.	128,500	2,655
Visa, Inc. Class A	9,451	2,089
Wells Fargo & Co.	29,181	1,162
Zurich Insurance Group AG, ADR	18,156	851
		59,218
Health Care (11.5%):
Abbott Laboratories	13,308	1,357
AbbVie, Inc.	10,787	1,488
Amgen, Inc.	4,401	971
AstraZeneca PLC, ADR	32,798	2,397
Bayer AG, ADR	66,780	934
Bristol-Myers Squibb Co.	19,101	1,231
CSL Ltd., ADR	10,288	1,028
CVS Health Corp.	12,872	876
Daiichi Sankyo Co. Ltd.	41,500	1,350
Danaher Corp.	5,788	1,329
Elevance Health, Inc.	2,453	1,099
Eli Lilly & Co.	5,147	2,210
EssilorLuxottica SA, ADR	10,779	972
Gilead Sciences, Inc.	13,406	1,031
GSK PLC, ADR	27,739	932
Hoya Corp.	13,400	1,680
Humana, Inc.	2,884	1,447
Intuitive Surgical, Inc. (a)	4,078	1,255
Johnson & Johnson	14,331	2,222
Lonza Group AG, ADR	17,154	1,079
Medtronic PLC	11,479	950
Merck & Co., Inc.	15,237	1,682
Novartis AG, ADR	21,390	2,059
Novo Nordisk A/S, ADR	18,035	2,894
Olympus Corp.	53,100	804
Pfizer, Inc.	33,284	1,266
Regeneron Pharmaceuticals, Inc. (a)	1,443	1,061
Roche Holdings Ltd., ADR	64,609	2,558
Sanofi, ADR	27,460	1,401
Stryker Corp.	4,039	1,113
Takeda Pharmaceutical Co. Ltd.	28,400	904
The Cigna Group	3,830	948
The Ensign Group, Inc.	7,353	652
Thermo Fisher Scientific, Inc.	2,837	1,443
UnitedHealth Group, Inc.	5,091	2,481
Vertex Pharmaceuticals, Inc. (a)	4,210	1,362
		50,466
Industrials (11.5%):
3M Co.	9,288	867
ABB Ltd., ADR	45,063	1,643
Adyen NV, ADR	50,136	820
Airbus SE, ADR	43,378	1,423
Amadeus IT Group SA, ADR	13,473	969
AMETEK, Inc.	10,356	1,502
Atlas Copco AB, ADR	91,485	1,344
Canadian National Railway Co.	7,589	856
Caterpillar, Inc.	4,580	942
CK Hutchison Holdings Ltd.	225,500	1,360

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Target Managed Allocation Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Daikin Industries Ltd., ADR	55,999	$1,061
Deere & Co.	2,325	804
Deutsche Post AG, ADR	21,903	988
Dover Corp.	8,414	1,122
DSV A/S, ADR	7,933	767
Experian PLC, ADR	27,956	990
FANUC Corp.	39,100	1,338
General Electric Co.	17,412	1,768
Hitachi Ltd., ADR	9,454	1,087
Honeywell International, Inc.	8,252	1,581
ITOCHU Corp.	55,400	1,870
Lockheed Martin Corp.	2,366	1,051
Marubeni Corp.	97,400	1,388
Mitsubishi Corp.	46,400	1,855
Mitsui & Co. Ltd.	53,800	1,695
NIDEC CORP.	31,500	1,561
Parker-Hannifin Corp.	3,341	1,071
Raytheon Technologies Corp.	15,045	1,386
Recruit Holdings Co. Ltd.	58,400	1,787
RELX PLC, ADR	45,021	1,409
Safran SA	11,854	1,722
Schneider Electric SE, ADR	58,504	2,015
Siemens AG, ADR	23,991	1,970
SMC Corp.	3,300	1,769
The Boeing Co. (a)	4,797	987
Union Pacific Corp.	13,574	2,613
United Parcel Service, Inc. Class B	6,456	1,078
		50,459
Information Technology (16.9%):
Accenture PLC Class A	5,612	1,717
Adobe, Inc. (a)	3,167	1,323
Advanced Micro Devices, Inc. (a)	15,929	1,883
Advantest Corp.	15,800	2,024
Amphenol Corp. Class A	22,590	1,704
Apple, Inc.	90,230	15,993
Applied Materials, Inc.	8,500	1,133
ASML Holding NV	4,319	3,122
Broadcom, Inc.	2,654	2,144
Cisco Systems, Inc.	33,210	1,650
Fujitsu Ltd.	10,800	1,370
Infineon Technologies AG, ADR	23,284	864
Insight Enterprises, Inc. (a)	5,776	781
Intel Corp.	30,204	950
International Business Machines Corp.	8,994	1,157
Intuit, Inc.	2,364	991
Keyence Corp.	5,600	2,715
Knowles Corp. (a)	43,759	787
Microsoft Corp.	41,830	13,737
Murata Manufacturing Co. Ltd.	41,400	2,420
Nokia Oyj, ADR	184,648	740
NVIDIA Corp.	15,774	5,968
Oracle Corp.	12,930	1,370
QUALCOMM, Inc.	8,938	1,014
Salesforce, Inc. (a)	7,209	1,610
SAP SE, ADR	13,075	1,705
ServiceNow, Inc. (a)	1,873	1,020
Texas Instruments, Inc.	8,180	1,422
Tokyo Electron Ltd.	7,200	979
		74,293

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Target Managed Allocation Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (3.7%):
Air Liquide SA, ADR	54,403	$1,824
Amcor PLC	63,872	616
BASF SE, ADR	69,042	823
BHP Group Ltd., ADR	18,881	1,037
Corteva, Inc.	18,181	973
DuPont de Nemours, Inc.	11,879	798
Eastman Chemical Co.	7,980	615
Freeport-McMoRan, Inc.	15,914	546
Givaudan SA, ADR	10,666	705
Glencore PLC, ADR	81,817	834
H.B. Fuller Co.	11,668	734
Linde PLC	4,057	1,435
Mondi PLC	40,795	632
Nippon Steel Corp.	47,400	923
Rio Tinto PLC, ADR	15,533	917
Shin-Etsu Chemical Co. Ltd., ADR	72,792	1,121
Sika AG, ADR	27,853	762
Svenska Cellulosa AB SCA Class B	63,039	838
		16,133
Real Estate (2.4%):
Agree Realty Corp.	13,713	884
American Tower Corp.	12,935	2,386
Essential Properties Realty Trust, Inc.	36,834	881
LXP Industrial Trust	91,448	946
Mid-America Apartment Communities, Inc.	7,345	1,080
Prologis, Inc.	10,269	1,279
Retail Opportunity Investments Corp.	50,622	618
SITE Centers Corp. (a)	72,328	862
Sun Hung Kai Properties Ltd.	122,500	1,561
		10,497
Utilities (2.0%):
American Electric Power Co., Inc.	13,596	1,130
Avista Corp.	16,115	666
Enel SpA, ADR	218,911	1,364
Eversource Energy	15,147	1,049
Iberdrola SA	120,819	1,475
National Grid PLC, ADR	12,644	877
NextEra Energy, Inc.	18,094	1,329
Xcel Energy, Inc.	18,107	1,182
		9,072
Total Common Stocks (Cost $366,570)		382,863

Exchange-Traded Funds (8.6%)
SPDR Gold Shares (a)	207,420	37,817
Total Exchange-Traded Funds (Cost $36,421)		37,817

Total Investments (Cost $402,991) — 95.7%		420,680
Other assets in excess of liabilities — 4.3%		18,729
NET ASSETS - 100.00%		$439,409

At May 31, 2023, the Fund’s investments in foreign securities were 39.0% of net assets.

(a)	Non-income producing security.

ADR—American Depositary Receipt
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	763	6/16/23	$34,994,267	$34,389,353	$(604,914)
FTSE 100 Index Futures	409	6/16/23	39,265,532	37,906,448	(1,359,084)
S&P/Toronto Stock Exchange 60 Index Futures	287	6/15/23	51,125,023	49,758,226	(1,366,797)
					$(3,330,795)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	287	6/15/23	33,783,791	33,127,947	655,844
E-Mini MSCI Emerging Markets Index Futures	757	6/16/23	37,131,315	36,214,880	916,435
Topix Index Futures	298	6/8/23	43,244,585	45,477,568	(2,232,983)
					(660,704)

	Total unrealized appreciation				$1,572,279
	Total unrealized depreciation				(5,563,778)
	Total net unrealized appreciation (depreciation)				$(3,991,499)

Victory Portfolios III	Schedule of Portfolio Investments
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Brazil (7.3%):
Consumer Discretionary (0.5%):
Vibra Energia SA	1,014,018	$3,216

Consumer Staples (0.5%):
Sao Martinho SA	344,500	2,456
SLC Agricola SA	49,907	340
		2,796
Energy (1.4%):
3R Petroleum Oleo e Gas SA (a)	57,400	343
Petro Rio SA (a)	63,900	431
Petroleo Brasileiro SA, ADR	657,259	7,585
		8,359
Financials (1.5%):
Banco do Brasil SA	380,295	3,345
Banco do Estado do Rio Grande do Sul SA Preference Shares	219,400	538
Itau Unibanco Holding SA, ADR	739,519	3,801
Pagseguro Digital Ltd. Class A (a)	169,256	1,684
		9,368
Health Care (0.3%):
Hypera SA	209,300	1,684

Industrials (1.1%):
CCR SA	808,820	2,164
Cielo SA	684,300	630
Santos Brasil Participacoes SA	1,183,600	2,321
SIMPAR SA	839,460	1,529
		6,644
Information Technology (0.3%):
TOTVS SA	355,600	2,016

Materials (1.1%):
Gerdau SA Preference Shares	389,760	1,842
Vale SA	298,200	3,751
Vale SA, ADR	115,657	1,466
		7,059
Real Estate (0.4%):
Aliansce Sonae Shopping Centers sa	104,500	447
Multiplan Empreendimentos Imobiliarios SA	372,700	1,949
		2,396
Utilities (0.2%):
Eneva SA (a)	182,800	413
Equatorial Energia SA	77,700	431
Omega Energia SA (a)	174,650	339
		1,183
		44,721
Canada (1.2%):
Energy (0.3%):
Parex Resources, Inc.	101,478	2,043

Materials (0.9%):
First Quantum Minerals Ltd.	266,492	5,584
		7,627
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA	307,688	582

Real Estate (0.0%): (b)
Cencosud Shopping SA	224,364	351
		933

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
China (23.3%):
Communication Services (4.8%):
Autohome, Inc., ADR	10,108	$289
Baidu, Inc. Class A (a)	347,412	5,335
Hello Group, Inc., ADR	37,293	301
NetEase, Inc.	222,700	3,788
Tencent Holdings Ltd.	501,763	19,858
		29,571
Consumer Discretionary (5.0%):
361 Degrees International Ltd. (a)(c)	1,014,000	459
Alibaba Group Holding Ltd. (a)	976,004	9,714
Alibaba Group Holding Ltd., ADR (a)	59,290	4,716
BYD Co. Ltd. Class H	136,000	4,107
Fuyao Glass Industry Group Co. Ltd. Class A	324,300	1,481
Gree Electric Appliances, Inc. Class A	430,900	2,003
Hisense Home Appliances Group Co. Ltd. Class A (a)	424,200	1,417
MINISO Group Holding Ltd., ADR	133,287	2,026
PDD Holdings, Inc., ADR (a)	51,484	3,363
Yadea Group Holdings Ltd. (d)	788,000	1,570
		30,856
Consumer Staples (2.0%):
Chenguang Biotech Group Co. Ltd. Class A	745,675	1,901
Hengan International Group Co. Ltd.	529,500	2,251
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	393,800	1,599
Tsingtao Brewery Co. Ltd. Class H	188,000	1,619
Wuliangye Yibin Co. Ltd. Class A	217,500	4,945
		12,315
Energy (0.8%):
China Shenhua Energy Co. Ltd. Class H	373,000	1,179
PetroChina Co. Ltd. Class H	5,702,000	3,686
		4,865
Financials (5.1%):
China Construction Bank Corp. Class H	6,912,000	4,422
China Merchants Bank Co. Ltd. Class H	1,463,000	6,803
CITIC Securities Co. Ltd. Class A	1,060,700	2,993
Industrial & Commercial Bank of China Ltd. Class H	8,589,000	4,587
Ping An Insurance Group Co. of China Ltd. Class H	1,930,000	12,249
		31,054
Health Care (1.9%):
3SBio, Inc. (d)	443,500	449
China Animal Healthcare Ltd. (a)(e)	1,673,000	—
China Medical System Holdings Ltd.	334,000	470
China Resources Pharmaceutical Group Ltd. (d)	1,659,500	1,594
CSPC Pharmaceutical Group Ltd.	1,770,000	1,542
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,160,000	1,713
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	49,400	2,093
Sinopharm Group Co. Ltd. Class H	1,057,599	3,467
		11,328
Industrials (1.9%):
Airtac International Group	94,344	3,042
China Railway Group Ltd. Class H	3,638,000	2,397
Sany Heavy Equipment International Holdings Co. Ltd.	374,000	494
Xinte Energy Co. Ltd. Class H (a)(c)	264,000	562
ZTO Express Cayman, Inc., ADR	197,181	4,977
		11,472
Information Technology (0.6%):
Glodon Co. Ltd. Class A	325,920	1,575
JinkoSolar Holding Co. Ltd., ADR (a)	8,303	348
Luxshare Precision Industry Co. Ltd. Class A	515,100	1,980
		3,903

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.8%):
Anhui Conch Cement Co. Ltd. Class H	589,000	$1,564
Shandong Nanshan Aluminum Co. Ltd. Class A	4,042,508	1,713
Tianqi Lithium Corp. Class A (a)	146,800	1,488
		4,765
Real Estate (0.3%):
A-Living Smart City Services Co. Ltd. (d)	759,000	473
China Vanke Co. Ltd. Class H	1,021,675	1,350
Poly Property Services Co. Ltd. Class H	62,200	295
		2,118
Utilities (0.1%):
China Datang Corp. Renewable Power Co. Ltd. Class H	911,000	328
		142,575
Egypt (0.3%):
Communication Services (0.1%):
Telecom Egypt Co.	436,359	342

Financials (0.2%):
Commercial International Bank Egypt SAE Registered Shares, GDR	1,115,241	1,272
		1,614
Greece (1.8%):
Consumer Discretionary (0.4%):
JUMBO SA	14,967	348
OPAP SA	133,263	2,275
		2,623
Energy (0.3%):
Motor Oil Hellas Corinth Refineries SA	81,323	2,100

Financials (0.6%):
National Bank of Greece SA (a)	573,047	3,555

Industrials (0.4%):
Mytilineos SA	71,492	2,252

Utilities (0.1%):
Terna Energy SA	17,664	381
		10,911
Hong Kong (2.1%):
Consumer Discretionary (0.6%):
Bosideng International Holdings Ltd.	4,010,000	1,665
JS Global Lifestyle Co. Ltd. (a)(d)	1,042,500	975
Man Wah Holdings Ltd.	1,463,200	959
		3,599
Health Care (0.1%):
The United Laboratories International Holdings Ltd.	796,000	703

Industrials (0.4%):
Techtronic Industries Co. Ltd.	246,000	2,278

Information Technology (0.5%):
Lenovo Group Ltd.	3,242,000	3,048

Real Estate (0.4%):
China Resources Land Ltd.	716,000	2,680

Utilities (0.1%):
China Water Affairs Group Ltd.	478,000	353
		12,661
Hungary (0.4%):
Financials (0.4%):
OTP Bank Nyrt	86,092	2,686

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
India (13.7%):
Communication Services (0.3%):
Indus Towers Ltd. (a)	935,765	$1,737
Sun TV Network Ltd.	59,727	320
		2,057
Consumer Discretionary (1.9%):
Apollo Tyres Ltd.	146,220	690
Bajaj Auto Ltd.	41,305	2,278
Indian Hotels Co. Ltd.	165,796	780
Kalyan Jewellers India Ltd. (a)	365,087	466
Mahindra & Mahindra Ltd.	284,868	4,536
Mahindra CIE Automotive Ltd. (a)	210,512	1,154
Raymond Ltd.	98,180	1,855
		11,759
Consumer Staples (0.4%):
Varun Beverages Ltd.	114,448	2,341

Energy (0.7%):
Aegis Logistics Ltd.	101,575	440
Reliance Industries Ltd.	136,060	4,057
		4,497
Financials (5.5%):
Angel One Ltd.	29,633	481
Axis Bank Ltd.	546,006	6,026
Cholamandalam Investment & Finance Co. Ltd.	395,942	5,024
ICICI Bank Ltd., ADR	775,537	17,775
IDFC First Bank Ltd. (a)	749,013	647
Mahindra & Mahindra Financial Services Ltd. (a)	108,230	372
Manappuram Finance Ltd.	1,871,946	2,491
Power Finance Corp. Ltd.	254,211	560
		33,376
Health Care (0.6%):
Apollo Hospitals Enterprise Ltd.	40,175	2,242
Aster DM Healthcare Ltd. (a)(d)	161,775	527
Granules India Ltd.	111,374	380
Narayana Hrudayalaya Ltd.	35,838	386
		3,535
Industrials (2.1%):
AIA Engineering Ltd.	13,036	483
Apar Industries Ltd.	12,338	414
Ashok Leyland Ltd. (a)	1,154,258	2,038
CMS Info Systems Ltd. (a)	77,697	305
eClerx Services Ltd.	49,681	978
HG Infra Engineering Ltd.	87,108	953
KEI Industries Ltd.	25,794	622
Larsen & Toubro Ltd.	179,093	4,767
NCC Ltd.	515,525	742
WNS Holdings Ltd., ADR (a)	20,122	1,564
		12,866
Information Technology (0.1%):
KPIT Technologies Ltd.	46,779	600

Materials (1.4%):
Gujarat Fluorochemicals Ltd.	10,902	449
Jindal Stainless Ltd.	135,348	480
JK Paper Ltd.	357,042	1,417
National Aluminium Co. Ltd.	346,553	350
Supreme Industries Ltd.	10,325	345
Tata Chemicals Ltd.	63,089	739
Tata Steel Ltd. (a)	2,029,578	2,594
UPL Ltd.	265,492	2,196
		8,570

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.1%):
Oberoi Realty Ltd.	40,157	$451

Utilities (0.6%):
CESC Ltd.	448,756	375
Power Grid Corp. of India Ltd.	987,653	2,790
VA Tech Wabag Ltd. (a)	86,247	478
		3,643
		83,695
Indonesia (3.4%):
Communication Services (0.5%):
PT Media Nusantara Citra Tbk (a)	5,888,000	251
PT Telekomunikasi Indonesia Persero Tbk, ADR	105,679	2,878
		3,129
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk (a)	7,096,600	840

Energy (0.2%):
PT Adaro Energy Indonesia Tbk	7,745,300	1,053
PT AKR Corporindo Tbk	3,927,800	358
		1,411
Financials (2.5%):
PT Bank Mandiri Persero Tbk	22,116,480	7,465
PT Bank Rakyat Indonesia Persero Tbk	20,353,446	7,566
		15,031
Information Technology (0.1%):
PT Erajaya Swasembada Tbk	11,221,800	362

Real Estate (0.0%):(b)
PT Bumi Serpong Damai Tbk (a)	4,734,900	332
		21,105
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA, ADR	111,558	4,162

Malaysia (0.5%):
Consumer Staples (0.1%):
Heineken Malaysia Bhd	104,100	599

Financials (0.1%):
Alliance Bank Malaysia BHD	684,400	512

Health Care (0.1%):
KPJ Healthcare Bhd	1,931,600	494

Industrials (0.1%):
Gamuda Bhd	748,200	720

Real Estate (0.0%):(b)
Eco World Development Group Bhd	2,541,800	410

Utilities (0.1%):
Mega First Corp. Bhd	578,700	414
		3,149
Mexico (4.8%):
Communication Services (0.5%):
America Movil SAB de CV, ADR (a)	137,709	2,928

Consumer Discretionary (0.3%):
Alsea SAB de CV (a)	533,556	1,552

Consumer Staples (1.0%):
Fomento Economico Mexicano SAB de CV, ADR	32,776	3,297
Grupo Comercial Chedraui SA de CV	60,212	313

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A	1,256,900	$2,569
		6,179
Energy (0.1%):
Vista Energy SAB de CV, ADR (a)	30,537	631

Financials (1.9%):
Banco del Bajio SA (d)	196,283	617
Grupo Financiero Banorte SAB de CV Class O	1,344,396	10,805
		11,422
Industrials (0.4%):
Grupo Aeroportuario del Pacifico SAB de CV Class B	143,502	2,529

Materials (0.3%):
Alpek SAB de CV (c)	391,498	391
GCC SAB de CV	96,046	738
Grupo Mexico SAB de CV Class B	181,036	808
		1,937
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV	454,800	1,440
Macquarie Mexico Real Estate Management SA de CV (d)	303,475	511
		1,951
		29,129
Panama (0.3%):
Industrials (0.3%):
Copa Holdings SA Class A (c)	16,973	1,783

Philippines (0.1%):
Financials (0.1%):
Security Bank Corp.	338,280	512

Poland (0.1%):
Financials (0.1%):
Kruk SA (a)	8,006	701

Portugal (0.6%):
Energy (0.6%):
Galp Energia SGPS SA	321,519	3,405

Qatar (0.3%):
Industrials (0.3%):
Industries Qatar QSC	632,193	2,082

Russian Federation (0.0%): (b)
Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR (a)(e)(f)	253,826	14

Consumer Staples (0.0%):
Magnit PJSC (a)(e)(f)	29,318	—	(g)

Energy (0.0%):
Gazprom PJSC (e)(f)	1,087,480	32
Rosneft Oil Co. PJSC, GDR (a)(e)(f)	457,159	22
		54
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a)(e)(f)	196,760	2
Sberbank of Russia PJSC (e)(f)	687,954	—
Sberbank of Russia PJSC, ADR (a)(e)(f)	329,652	—
		2
		70

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Saudi Arabia (1.9%):
Communication Services (0.5%):
Saudi Telecom Co.	262,766	$3,031

Energy (0.1%):
Aldrees Petroleum and Transport Services Co.	19,646	563

Information Technology (0.5%):
Arabian Internet & Communications Services Co.	37,546	2,942

Materials (0.8%):
SABIC Agri-Nutrients Co.	86,112	2,866
Sahara International Petrochemical Co.	235,788	2,233
		5,099
		11,635
South Africa (0.6%):
Consumer Discretionary (0.0%):(b)
Truworths International Ltd.	138,333	335

Energy (0.0%):(b)
Exxaro Resources Ltd.	31,655	258

Financials (0.3%):
Standard Bank Group Ltd.	243,347	1,872

Industrials (0.2%):
The Bidvest Group Ltd.	84,179	1,017

Materials (0.1%):
African Rainbow Minerals Ltd.	44,624	466
		3,948
South Korea (14.0%):
Communication Services (0.6%):
JYP Entertainment Corp.	40,424	3,711

Consumer Discretionary (1.5%):
Hyundai Mobis Co. Ltd.	27,832	4,673
Kia Corp.	66,716	4,310
Youngone Corp.	11,957	405
		9,388
Consumer Staples (0.5%):
BGF retail Co. Ltd.	6,290	903
KT&G Corp.	20,015	1,261
Lotte Chilsung Beverage Co. Ltd.	3,191	337
NongShim Co. Ltd.	1,243	411
		2,912
Financials (1.3%):
DB Insurance Co. Ltd.	51,484	2,874
JB Financial Group Co. Ltd.	68,858	441
Samsung Securities Co. Ltd.	84,868	2,349
Shinhan Financial Group Co. Ltd.	89,120	2,348
		8,012
Health Care (0.8%):
Dentium Co. Ltd.	6,227	744
Hanmi Pharm Co. Ltd.	1,478	325
Medytox, Inc.	2,275	422
Samsung Biologics Co. Ltd. (a)(d)	5,572	3,288
		4,779
Industrials (1.0%):
CJ Corp.	23,092	1,541
Hanwha Aerospace Co. Ltd.	6,899	551
Hyundai Glovis Co. Ltd.	2,837	361
LS Electric Co. Ltd.	7,823	375

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
LX International Corp.	15,098	$343
Samsung Engineering Co. Ltd. (a)	129,049	2,750
		5,921
Information Technology (8.0%):
Daeduck Electronics Co. Ltd.	28,279	540
DB HiTek Co. Ltd.	9,953	451
Hyundai Autoever Corp.	5,820	552
Innox Advanced Materials Co. Ltd.	60,006	1,813
LX Semicon Co. Ltd.	4,561	399
Samsung Electronics Co. Ltd.	651,689	34,967
SK Hynix, Inc.	123,230	10,051
		48,773
Materials (0.3%):
KCC Corp.	1,439	226
LOTTE Fine Chemical Co. Ltd.	11,820	523
OCI Co. Ltd.	4,480	290
OCI Co. Ltd. (a)	2,029	221
Poongsan Corp.	21,445	633
		1,893
		85,389
Taiwan (16.5%):
Consumer Discretionary (0.5%):
Gourmet Master Co. Ltd.	70,000	339
Makalot Industrial Co. Ltd.	57,000	404
O-TA Precision Industry Co. Ltd.	82,000	259
Poya International Co. Ltd. (a)	90,000	1,560
Tong Yang Industry Co. Ltd.	256,000	411
		2,973
Health Care (0.9%):
Lotus Pharmaceutical Co. Ltd.	290,000	3,080
Universal Vision Biotechnology Co. Ltd. (a)	168,550	2,160
		5,240
Industrials (0.3%):
Aerospace Industrial Development Corp.	228,000	411
Chicony Power Technology Co. Ltd.	143,000	391
Chung-Hsin Electric & Machinery Manufacturing Corp.	162,000	602
Sincere Navigation Corp.	658,000	444
Sporton International, Inc.	40,000	314
		2,162
Information Technology (14.5%):
ASE Technology Holding Co. Ltd.	808,000	2,921
ASE Technology Holding Co. Ltd., ADR (c)	512,972	3,909
Chipbond Technology Corp.	229,000	499
Chroma ATE, Inc.	61,000	461
Compeq Manufacturing Co. Ltd.	313,000	448
Getac Holdings Corp.	281,000	632
Global Unichip Corp.	27,000	1,308
Gold Circuit Electronics Ltd.	1,047,800	4,146
Hon Hai Precision Industry Co. Ltd., GDR	253,545	1,739
Innodisk Corp. (a)	32,000	349
King Yuan Electronics Co. Ltd.	1,654,000	2,900
Lotes Co. Ltd.	17,000	480
MediaTek, Inc.	304,000	7,474
Quanta Computer, Inc.	510,000	1,929
Radiant Opto-Electronics Corp.	138,000	530
Sercomm Corp.	150,000	465
Silicon Motion Technology Corp., ADR	83,350	5,104
Simplo Technology Co. Ltd.	46,000	464
Sinbon Electronics Co. Ltd.	45,000	527
Taiwan Semiconductor Manufacturing Co. Ltd.	2,017,000	36,518

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	61,137	$6,028
Unimicron Technology Corp.	540,000	3,160
United Microelectronics Corp.	1,959,000	3,280
Wistron Corp.	476,000	1,032
Wiwynn Corp.	66,000	2,482
		88,785
Materials (0.2%):
Allied Supreme Corp.	55,000	525
Taiwan Hon Chuan Enterprise Co. Ltd.	206,000	696
		1,221
Real Estate (0.1%):
Huaku Development Co. Ltd.	116,000	340
		100,721
Thailand (1.3%):
Energy (0.5%):
PTT Exploration & Production PCL	293,200	1,174
PTT Exploration & Production PCL	429,600	1,720
		2,894
Health Care (0.1%):
Mega Lifesciences PCL	387,900	434

Materials (0.3%):
Indorama Ventures PCL	1,862,000	1,698
Tipco Asphalt PCL	848,200	444
		2,142
Real Estate (0.3%):
AP Thailand PCL	4,510,100	1,503
Origin Property PCL	1,137,500	353
		1,856
Utilities (0.1%):
Ratch Group PCL	327,200	341
		7,667
Turkey (0.2%):
Consumer Staples (0.1%):
Coca-Cola Icecek A/S	63,552	710

Industrials (0.1%):
Tekfen Holding A/S	197,679	284
		994
United Arab Emirates (1.4%):
Consumer Discretionary (0.4%):
Americana Restaurants International PLC	2,146,498	2,249

Financials (0.4%):
Emirates NBD Bank PJSC	695,667	2,583

Industrials (0.1%):
Air Arabia PJSC	1,110,667	683

Real Estate (0.5%):
Emaar Development PJSC	468,695	661
Emaar Properties PJSC	1,619,978	2,709
		3,370
		8,885
United Kingdom (0.8%):
Consumer Staples (0.4%):
Unilever PLC	50,463	2,524

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Emerging Markets Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.4%):
Anglo American PLC	84,273	$2,321
		4,845
United States (0.3%):
Consumer Discretionary (0.3%):
Samsonite International SA (a)(d)	660,900	1,678
Total Common Stocks (Cost $544,451)		599,283

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI Emerging Markets Small-Cap ETF	6,895	354
Total Exchange-Traded Funds (Cost $350)		354

Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (h)	137,141	137
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (h)	137,141	137
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (h)	137,141	137
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (h)	137,141	137
Total Collateral for Securities Loaned (Cost $548)		548

Total Investments (Cost $545,349) — 98.2%		600,185
Other assets in excess of liabilities — 1.8%		11,211
NET ASSETS - 100.00%		$611,396

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $11,682 thousands and amounted to 1.9% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of May 31, 2023.
(f)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at May 31, 2023, (amounts in thousand):

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$4,261
Magnit PJSC	9/16/2021	2,278
Mobile TeleSystems PJSC, ADR	4/4/2016	2,117
Moscow Exchange MICEX-RTS PJSC	5/4/2020	331
Rosneft Oil Co. PJSC, GDR	3/6/2020	2,920
Sberbank of Russia PJSC	3/2/2015	51,254
Sberbank of Russia PJSC, ADR	11/11/2020	4,362

(g)	Rounds to less than $1 thousand.
(h)	Rate disclosed is the daily yield on May 31, 2023.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory Precious Metals and Minerals Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (13.1%):
Materials (13.1%):
De Grey Mining Ltd. (a)	1,165,515	$1,016
Evolution Mining Ltd.	4,034,514	9,025
Gold Road Resources Ltd.	1,928,577	2,207
Newcrest Mining Ltd.	1,133,091	18,930
Northern Star Resources Ltd.	2,702,913	22,692
Perseus Mining Ltd.	5,007,692	5,943
Ramelius Resources Ltd.	3,271,854	2,894
Regis Resources Ltd.	2,128,654	2,796
Silver Lake Resources Ltd. (a)	4,268,850	2,901
West African Resources Ltd. (a)	1,930,796	1,086
		69,490
Canada (54.3%):
Materials (54.3%):
Aginco Eagle Mines Ltd.	1,006,043	51,203
Alamos Gold, Inc.	1,223,003	15,102
B2Gold Corp.	6,370,058	23,607
Barrick Gold Corp.	3,002,002	50,674
Centerra Gold, Inc.	1,499,019	9,034
Dundee Precious Metals, Inc.	1,561,487	10,757
Franco-Nevada Corp.	271,530	39,466
Great Basin Gold Ltd. (a)(b)	6,500,000	—
K92 Mining, Inc. (a)	483,061	2,139
Karora Resources, Inc. (a)	419,439	1,391
Kinross Gold Corp.	1,421,156	6,694
Lundin Gold, Inc.	401,868	5,093
Nautilus Minerals, Inc. (a)(b)	5,757,622	—
New Gold, Inc. (a)	1,183,000	1,447
Northern Star Mining Corp. (a)(b)	375,000	—
OceanaGold Corp.	2,084,516	4,530
Osisko Gold Royalties Ltd.	303,400	4,817
Sandstorm Gold Ltd.	278,264	1,490
SSR Mining, Inc.	992,179	14,654
Torex Gold Resources, Inc. (a)	893,574	13,970
Wesdome Gold Mines Ltd. (a)	237,090	1,355
Wheaton Precious Metals Corp.	674,637	30,578
		288,001
China (3.2%):
Materials (3.2%):
Shandong Gold Mining Co. Ltd. Class H (c)	538,950	1,027
Zhaojin Mining Industry Co. Ltd. Class H (a)	919,500	1,306
Zijin Mining Group Co. Ltd. Class H	10,628,000	14,414
		16,747
Indonesia (0.4%):
Materials (0.4%):
Aneka Tambang Tbk	18,415,700	2,329

Jersey (0.9%):
Materials (0.9%):
Centamin PLC	3,704,746	4,640

Russian Federation (0.3%):
Materials (0.3%):
Polymetal International PLC (a)(d)	757,840	1,744

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Precious Metals and Minerals Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Polyus PJSC (a)(b)(d)	62,088	$83
		1,827
South Africa (10.7%):
Materials (10.7%):
AngloGold Ashanti Ltd.	786,708	19,276
Gold Fields Ltd., ADR	2,008,458	30,368
Great Basin Gold Ltd. (a)(b)	8,566,400	—
Harmony Gold Mining Co. Ltd.	1,463,504	6,951
		56,595
Turkey (0.8%):
Materials (0.8%):
Koza Altin Isletmeleri A/S (e)	3,819,774	4,243

United Kingdom (3.1%):
Materials (3.1%):
Endeavour Mining PLC	628,803	16,576

United States (12.6%):
Materials (12.6%):
Newmont Corp.	1,200,036	48,662
Royal Gold, Inc.	146,359	18,125
		66,787
Total Common Stocks (Cost $417,754)		527,235

Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (f)	403,668	403
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (f)	403,668	404
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (f)	403,668	404
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (f)	403,668	404
Total Collateral for Securities Loaned (Cost $1,615)		1,615

Total Investments (Cost $419,369) — 99.8%		528,850
Other assets in excess of liabilities — 0.2%		1,317
NET ASSETS - 100.00%		$530,167

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Security was fair valued using significant unobservable inputs as of May 31, 2023.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $1,027 thousands and amounted to 0.2% of net assets.

(d)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at May 31, 2023, (amount in thousand):

Security Name	Acquisition Date	Cost
Polymetal International PLC	7/11/2019	$9,758
Polyus PJSC	7/11/2019	6,442

(e)	All or a portion of this security is on loan.
(f)	Rate disclosed is the daily yield on May 31, 2023.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Australia (5.7%):
Consumer Discretionary (1.0%):
ARB Corp. Ltd. (a)	86,002	$1,598
Aristocrat Leisure Ltd.	565,265	13,649
Breville Group Ltd.	153,624	1,957
Lovisa Holdings Ltd.	205,364	2,743
PWR Holdings Ltd.	559,456	3,219
		23,166
Energy (0.2%):
MMA Offshore Ltd. (b)	2,799,348	2,000
Santos Ltd.	421,964	1,997
Woodside Energy Group Ltd.	95,375	2,110
		6,107
Financials (1.0%):
Macquarie Group Ltd.	165,442	18,346
National Australia Bank Ltd.	200,541	3,377
QBE Insurance Group Ltd.	179,767	1,705
		23,428
Health Care (0.9%):
Cochlear Ltd.	10,796	1,708
CSL Ltd.	89,591	17,839
Nanosonics Ltd. (b)	435,857	1,421
		20,968
Industrials (0.4%):
Brambles Ltd.	187,298	1,672
IPH Ltd.	420,261	2,146
Johns Lyng Group Ltd.	790,724	3,267
Qantas Airways Ltd. (b)	441,649	1,907
		8,992
Information Technology (0.1%):
Appen Ltd. (a)(b)	805,839	1,655

Materials (1.5%):
BHP Group Ltd.	930,332	25,451
CSR Ltd.	592,060	1,884
Imdex Ltd.	1,419,819	1,704
Northern Star Resources Ltd.	183,674	1,553
Ramelius Resources Ltd.	2,721,529	2,422
Rio Tinto Ltd.	36,037	2,511
		35,525
Real Estate (0.6%):
Charter Hall Group	186,020	1,354
Goodman Group	114,501	1,460
Scentre Group	7,264,127	12,798
		15,612
		135,453
Austria (0.4%):
Energy (0.0%):(c)
Schoeller-Bleckmann Oilfield Equipment AG	21,999	1,207

Financials (0.2%):
Erste Group Bank AG	114,473	3,718

Industrials (0.1%):
ANDRITZ AG	41,636	2,237

Information Technology (0.1%):
ams-OSRAM AG (b)	194,383	1,433
		8,595

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Belgium (0.7%):
Communication Services (0.1%):
Proximus SADP	228,539	$1,774

Financials (0.1%):
Ageas SA	76,971	3,079

Information Technology (0.5%):
Melexis NV	123,677	11,298
		16,151
Brazil (1.0%):
Communication Services (0.1%):
Telefonica Brasil SA	389,120	3,068

Consumer Staples (0.1%):
Atacadao SA	878,518	1,640

Energy (0.2%):
Petro Rio SA (b)	247,500	1,668
Raizen SA Class PN	3,138,200	2,246
Ultrapar Participacoes SA	554,467	1,850
		5,764
Financials (0.3%):
Banco Bradesco SA, ADR	1,408,805	4,339
Banco do Brasil SA	350,700	3,085
		7,424
Materials (0.1%):
Gerdau SA Preference Shares	432,205	2,042

Utilities (0.2%):
Cia de Saneamento Basico do Estado de Sao Paulo	191,880	1,988
Cia Energetica de Minas Gerais Preference Shares	786,889	1,815
		3,803
		23,741
Canada (2.2%):
Consumer Discretionary (0.1%):
BRP, Inc.	25,833	1,837

Energy (0.6%):
ARC Resources Ltd.	210,944	2,543
Cameco Corp.	63,831	1,777
Headwater Exploration, Inc.	293,314	1,400
Parex Resources, Inc.	76,430	1,539
Pason Systems, Inc. (a)	292,855	2,451
Suncor Energy, Inc. (a)	45,225	1,267
Trican Well Service Ltd.	1,127,352	2,592
		13,569
Financials (0.6%):
Element Fleet Management Corp.	209,959	3,185
Fairfax Financial Holdings Ltd.	4,905	3,521
National Bank of Canada	42,812	3,069
Sun Life Financial, Inc. (a)	49,228	2,385
The Toronto-Dominion Bank	51,593	2,921
		15,081
Industrials (0.3%):
Calian Group Ltd.	44,138	1,921
Finning International, Inc.	64,456	1,743
Russel Metals, Inc.	79,818	2,095
Savaria Corp.	142,207	1,711
		7,470
Materials (0.6%):
Barrick Gold Corp.	213,894	3,615

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dundee Precious Metals, Inc.	223,932	$1,543
Karora Resources, Inc. (b)	648,651	2,150
Lundin Mining Corp.	192,108	1,343
Stella-Jones, Inc.	63,031	2,789
Teck Resources Ltd. Class B	51,436	2,008
		13,448
		51,405
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA	938,327	1,775

China (2.0%):
Communication Services (0.8%):
Baidu, Inc. Class A (b)	166,214	2,552
iQIYI, Inc., ADR (b)	259,255	1,053
Tencent Holdings Ltd.	365,400	14,461
		18,066
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. (b)	596,528	5,937
BYD Co. Ltd. Class H	69,500	2,099
Dongfeng Motor Group Co. Ltd. Class H	2,602,555	1,127
New Oriental Education & Technology Group, Inc. (b)	466,600	1,765
PDD Holdings, Inc., ADR (b)	14,100	921
Yadea Group Holdings Ltd. (d)	798,000	1,590
		13,439
Consumer Staples (0.0%):(c)
Tsingtao Brewery Co. Ltd. Class H	148,000	1,274

Financials (0.3%):
Agricultural Bank of China Ltd. Class H	3,825,000	1,441
Bank of China Ltd. Class H	5,401,000	2,114
China Construction Bank Corp. Class H	3,129,000	2,002
PICC Property & Casualty Co. Ltd. Class H	2,098,000	2,503
		8,060
Health Care (0.1%):
Sinopharm Group Co. Ltd. Class H	456,000	1,495

Industrials (0.1%):
China Railway Group Ltd. Class H	3,475,000	2,290

Information Technology (0.0%):(c)
Hua Hong Semiconductor Ltd. (b)(d)	345,000	1,117

Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	601,000	1,596
Ganfeng Lithium Group Co. Ltd. Class H (b)(d)	185,200	1,172
		2,768
		48,509
Denmark (3.0%):
Consumer Discretionary (0.6%):
Pandora A/S	170,037	13,573

Health Care (2.2%):
Novo Nordisk A/S Class B	323,580	52,080

Industrials (0.2%):
INVISIO AB	144,512	3,037
Per Aarsleff Holding A/S	44,295	2,047
		5,084
		70,737

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Finland (0.6%):
Health Care (0.1%):
Revenio Group Oyj	55,069	$1,803

Industrials (0.2%):
Metso Oyj	177,407	1,945
Wartsila Oyj Abp	232,517	2,645
		4,590
Information Technology (0.3%):
Admicom Oyj (a)	38,241	1,668
Nokia Oyj	1,205,965	4,878
		6,546
Utilities (0.0%):(c)
Fortum Oyj	122,233	1,628
		14,567
France (10.0%):
Communication Services (0.3%):
Orange SA	367,953	4,394
Publicis Groupe SA	40,433	3,003
		7,397
Consumer Discretionary (3.1%):
La Francaise des Jeux SAEM (d)	388,175	15,006
LVMH Moet Hennessy Louis Vuitton SE	60,783	53,139
Renault SA	72,227	2,426
Trigano SA	15,942	2,168
		72,739
Consumer Staples (1.5%):
Carrefour SA	173,263	3,188
L'Oreal SA	71,258	30,506
Pernod Ricard SA	12,581	2,725
		36,419
Energy (0.6%):
Gaztransport Et Technigaz SA	67,239	6,724
TotalEnergies SE	146,974	8,293
		15,017
Financials (0.9%):
AXA SA	279,444	7,922
BNP Paribas SA (a)	128,438	7,466
Edenred	28,908	1,860
Societe Generale SA (a)	152,357	3,547
		20,795
Health Care (0.2%):
Equasens (b)	20,988	1,735
EssilorLuxottica SA (a)	8,768	1,588
Korian SA	1	—	(e)
Vetoquinol SA	16,152	1,530
		4,853
Industrials (1.3%):
Cie de Saint-Gobain	132,754	7,372
Dassault Aviation SA	4,577	776
Eiffage SA	18,657	1,992
Rexel SA	87,967	1,806
Safran SA (a)	119,282	17,323
Thermador Groupe	28,432	2,803
		32,072
Information Technology (0.9%):
Aubay	36,883	1,818
Capgemini SE (a)	78,505	13,694
Esker SA	11,966	1,843
Lectra	68,312	1,960
Wavestone	39,949	1,908
		21,223

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.8%):
Arkema SA	207,590	$18,131

Real Estate (0.1%):
Klepierre SA	65,913	1,498

Utilities (0.3%):
Engie SA	542,843	8,162
		238,306
Germany (7.0%):
Communication Services (0.2%):
Deutsche Telekom AG	216,279	4,798

Consumer Discretionary (0.8%):
Ceconomy AG (b)	204,582	475
Continental AG	33,252	2,219
Mercedes-Benz Group AG	75,777	5,664
Volkswagen AG Preference Shares	91,321	11,440
		19,798
Consumer Staples (0.2%):
Henkel AG And Co. KGaA Preference Shares	40,981	3,270

Energy (0.1%):
CropEnergies AG	150,841	1,528

Financials (1.0%):
Allianz SE Registered Shares	106,434	22,791
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Class R	5,318	1,902
		24,693
Health Care (0.4%):
Eckert & Ziegler Strahlen- und Medizintechnik AG	43,282	1,840
Fresenius SE & Co. KGaA	137,319	3,765
Merck KGaA	14,181	2,476
Nexus AG	32,451	1,890
		9,971
Industrials (2.2%):
2G Energy AG	119,672	3,493
Amadeus Fire AG	21,626	2,780
Cewe Stiftung & Co. KGaA	18,176	1,744
Daimler Truck Holding AG (b)	196,367	5,960
MTU Aero Engines AG	7,262	1,680
SFC Energy AG (b)	73,375	1,860
Siemens AG Registered Shares	212,876	35,028
		52,545
Information Technology (1.2%):
Basler AG	81,828	1,915
Infineon Technologies AG	90,990	3,387
PVA TePla AG (b)	84,035	1,696
SAP SE	151,817	19,905
Secunet Security Networks AG (b)	7,862	1,670
		28,573
Materials (0.3%):
Evonik Industries AG (b)	138,038	2,772
HeidelbergCement AG	70,591	5,064
		7,836
Utilities (0.6%):
RWE AG	335,414	14,045
		167,057
Hong Kong (1.7%):
Consumer Staples (0.1%):
WH Group Ltd. (d)	5,919,830	3,095

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.8%):
AIA Group Ltd.	1,786,800	$17,178
BOC Hong Kong Holdings Ltd.	471,500	1,399
		18,577
Industrials (0.1%):
CK Hutchison Holdings Ltd.	273,500	1,649

Information Technology (0.1%):
Lenovo Group Ltd.	1,830,000	1,720

Real Estate (0.6%):
CK Asset Holdings Ltd.	2,495,333	13,451
Sino Land Co. Ltd.	1,294,000	1,683
		15,134
Utilities (0.0%): (c)
Kunlun Energy Co. Ltd. (b)	1,820,000	1,452
		41,627
India (0.8%):
Consumer Discretionary (0.0%): (c)
Tata Motors Ltd. (b)	254,223	1,615

Consumer Staples (0.1%):
Varun Beverages Ltd.	110,076	2,252

Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	639,987	1,197
Reliance Industries Ltd.	104,924	3,128
		4,325
Financials (0.2%):
Canara Bank	571,271	2,133
ICICI Bank Ltd.	182,106	2,083
		4,216
Information Technology (0.1%):
HCL Technologies Ltd.	107,601	1,487
Tata Consultancy Services Ltd.	40,601	1,612
		3,099
Materials (0.1%):
Tata Chemicals Ltd.	162,731	1,907

Utilities (0.1%):
Power Grid Corp. of India Ltd.	770,241	2,175
		19,589
Indonesia (0.2%):
Communication Services (0.1%):
PT Indosat Tbk	3,056,800	1,693

Financials (0.1%):
PT Bank Mandiri Persero Tbk	5,765,407	1,946
		3,639
Ireland (0.3%):
Financials (0.2%):
AIB Group PLC	624,617	2,582
Bank of Ireland Group PLC	300,081	2,836
		5,418
Health Care (0.1%):
ICON PLC (b)	10,131	2,158
		7,576
Israel (0.3%):
Consumer Discretionary (0.1%):
Maytronics Ltd. (a)	134,933	1,610

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.0%): (c)
Bank Leumi Le-Israel BM	162,187	$1,138

Health Care (0.1%):
Inmode Ltd. (b)	43,929	1,387

Information Technology (0.1%):
Nice Ltd. (b)	9,226	1,893
		6,028
Italy (2.3%):
Consumer Staples (0.1%):
Pharmanutra SpA	29,541	1,870

Energy (0.3%):
Eni SpA	462,480	6,154

Financials (0.5%):
Assicurazioni Generali SpA	133,748	2,540
BPER Banca	904,927	2,327
UniCredit SpA	387,780	7,477
		12,344
Health Care (0.2%):
El.En. SpA	263,718	2,945
Recordati Industria Chimica e Farmaceutica SpA	46,710	2,037
		4,982
Industrials (0.3%):
Carel Industries SpA (d)	69,379	1,931
Leonardo SpA	182,364	1,962
Salcef Group SpA	104,624	2,464
		6,357
Information Technology (0.1%):
Sesa SpA	25,730	2,977

Utilities (0.8%):
Enel SpA	333,488	2,099
Iren SpA	555,103	1,110
Snam SpA	3,055,939	16,017
		19,226
		53,910
Japan (22.2%):
Communication Services (1.5%):
Capcom Co. Ltd.	372,200	14,511
DeNA Co. Ltd.	102,186	1,330
Fuji Media Holdings, Inc.	65,938	633
Hakuhodo DY Holdings, Inc.	117,220	1,227
Intage Holdings, Inc.	196,700	2,197
Kakaku.com, Inc.	674,100	9,789
MarkLines Co. Ltd.	133,200	2,250
Nippon Telegraph & Telephone Corp.	100,600	2,859
Nippon Television Holdings, Inc.	126,205	1,144
		35,940
Consumer Discretionary (3.1%):
Honda Motor Co. Ltd.	290,002	8,253
Isuzu Motors Ltd.	486,872	5,648
Nikon Corp.	209,250	2,318
Nissan Motor Co. Ltd.	931,022	3,468
Sega Sammy Holdings, Inc.	87,600	1,701
Shoei Co. Ltd.	180,000	3,365
Snow Peak, Inc. (a)	117,800	1,583
Sony Group Corp.	19,800	1,857
Stanley Electric Co. Ltd.	108,131	2,176
Subaru Corp.	175,371	3,008

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sumitomo Electric Industries Ltd.	274,263	$3,247
Sumitomo Rubber Industries Ltd.	159,281	1,404
Suzuki Motor Corp.	47,500	1,564
The Furukawa Battery Co. Ltd.	116,500	874
Toyota Motor Corp.	1,759,600	23,972
ZOZO, Inc.	504,000	10,260
		74,698
Consumer Staples (1.3%):
Ajinomoto Co., Inc.	80,500	3,127
Create SD Holdings Co. Ltd. (a)	85,700	2,062
Earth Corp.	48,500	1,724
Fancl Corp.	47,100	766
G-7 Holdings, Inc.	131,200	1,179
Kirin Holdings Co. Ltd.	234,217	3,496
Seven & i Holdings Co. Ltd.	35,200	1,474
Toyo Suisan Kaisha Ltd.	279,200	12,220
Transaction Co. Ltd.	257,700	3,098
Tsuruha Holdings, Inc.	30,021	2,074
		31,220
Energy (0.1%):
Inpex Corp.	248,963	2,616

Financials (3.0%):
Dai-ichi Life Holdings, Inc.	194,834	3,333
eGuarantee, Inc.	129,800	1,825
Mitsubishi UFJ Financial Group, Inc.	854,740	5,684
Mizuho Financial Group, Inc.	1,251,050	18,392
MS&AD Insurance Group Holdings, Inc.	123,329	4,226
Nomura Holdings, Inc.	314,836	1,107
ORIX Corp.	104,800	1,782
Resona Holdings, Inc.	674,752	3,061
Sumitomo Mitsui Financial Group, Inc.	89,480	3,632
Sumitomo Mitsui Trust Holdings, Inc.	123,525	4,353
T&D Holdings, Inc.	400,755	5,442
Tokio Marine Holdings, Inc.	817,300	18,299
		71,136
Health Care (2.5%):
Alfresa Holdings Corp.	107,029	1,603
As One Corp.	40,000	1,523
BML, Inc.	55,200	1,202
Carenet, Inc. (a)	231,300	1,350
Eisai Co. Ltd.	21,687	1,380
EM Systems Co. Ltd.	268,700	1,586
Hoya Corp.	186,700	23,409
Japan Lifeline Co. Ltd.	119,000	880
Medical Data Vision Co. Ltd.	353,500	1,778
Nakanishi, Inc.	116,100	2,447
Nippon Shinyaku Co. Ltd.	26,700	1,225
Olympus Corp.	89,400	1,354
Ono Pharmaceutical Co. Ltd.	237,954	4,450
Shionogi & Co. Ltd.	283,382	12,733
Takeda Pharmaceutical Co. Ltd.	110,483	3,517
		60,437
Industrials (6.3%):
Altech Corp.	120,500	2,404
Amada Co. Ltd.	188,830	1,801
BeNext-Yumeshin Group Co.	127,718	1,695
Creek & River Co. Ltd. (a)	114,600	1,574
CTI Engineering Co. Ltd.	97,100	2,322
Fuji Corp.	108,100	1,760
Fuji Electric Co. Ltd.	402,000	16,864
gremz, Inc.	151,400	2,868

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hino Motors Ltd. (b)	272,653	$1,210
Hitachi Ltd.	31,000	1,784
ITOCHU Corp.	118,500	4,001
JAC Recruitment Co. Ltd.	120,200	1,908
Japan Airlines Co. Ltd. Class C (b)	109,901	2,101
Japan Elevator Service Holdings Co. Ltd.	142,200	1,911
JGC Holdings Corp.	144,582	1,757
Komatsu Ltd.	110,500	2,593
Makita Corp.	127,558	3,449
Management Solutions Co. Ltd.	95,000	1,987
METAWATER Co. Ltd.	102,100	1,251
MIRAIT ONE Corp.	140,300	1,750
MISUMI Group, Inc.	436,800	9,496
Mitsubishi Heavy Industries Ltd.	352,300	14,852
Mitsui & Co. Ltd.	101,700	3,205
Nichireki Co. Ltd.	177,800	2,140
NIPPON EXPRESS HOLDINGS, Inc.	32,300	1,811
Nippon Yusen KK	472,600	10,059
OKUMA Corp.	216,800	10,351
Organo Corp.	154,700	4,163
Sanwa Holdings Corp.	1,353,700	15,744
SHO-BOND Holdings Co. Ltd.	43,400	1,746
Sinko Industries Ltd.	125,400	1,806
S-Pool, Inc.	415,900	1,713
Sumitomo Heavy Industries Ltd.	83,382	1,851
Teikoku Electric Manufacturing Co. Ltd.	98,000	1,574
THK Co. Ltd.	110,555	2,328
Tocalo Co. Ltd.	222,000	2,145
Tsurumi Manufacturing Co. Ltd.	111,400	1,882
Weathernews, Inc.	39,700	1,900
Yamato Holdings Co. Ltd.	204,440	3,740
		149,496
Information Technology (2.9%):
Advantest Corp.	25,800	3,304
Alps Alpine Co. Ltd.	135,161	1,191
Comture Corp.	113,400	1,673
Cybozu, Inc.	197,200	3,426
Digital Arts, Inc.	41,600	1,685
Fujitsu Ltd.	77,300	9,808
Fukui Computer Holdings, Inc.	117,500	2,275
Future Corp.	241,200	2,956
Horiba Ltd.	51,800	2,836
Justsystems Corp.	74,168	2,239
Keyence Corp.	4,000	1,939
m-up Holdings, Inc.	185,000	1,456
NEC Corp.	51,600	2,422
Optex Group Co. Ltd.	146,300	2,036
Oracle Corp. (a)	185,100	14,163
SHIFT, Inc. (b)	14,300	2,501
TDK Corp.	59,600	2,274
TechMatrix Corp.	128,000	1,683
Ulvac, Inc.	203,700	8,257
		68,124
Materials (0.6%):
JCU Corp.	106,300	2,637
Kanto Denka Kogyo Co. Ltd.	284,400	1,725
Maeda Kosen Co. Ltd.	84,400	1,813
Nippon Steel Corp.	73,400	1,429
Shin-Etsu Chemical Co. Ltd.	76,500	2,355
Taiheiyo Cement Corp.	82,497	1,401
Toagosei Co. Ltd.	174,800	1,503

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tosoh Corp.	137,600	$1,581
		14,444
Real Estate (0.5%):
Daiwa House Industry Co. Ltd.	70,200	1,831
Mitsubishi Estate Co. Ltd.	240,668	2,756
Sumitomo Realty & Development Co. Ltd.	324,500	7,827
		12,414
Utilities (0.4%):
Tokyo Gas Co. Ltd.	384,300	8,188
		528,713
Luxembourg (0.1%):
Communication Services (0.1%):
RTL Group SA (a)	39,426	1,538

Energy (0.0%): (c)
Tenaris SA	116,974	1,452
		2,990
Malaysia (0.2%):
Financials (0.2%):
CIMB Group Holdings Bhd	1,603,706	1,675
RHB Bank Bhd	2,259,300	2,620
		4,295
Industrials (0.0%): (c)
Gamuda Bhd	1,552,400	1,494
		5,789
Mexico (0.3%):
Consumer Staples (0.1%):
Arca Continental SAB de CV	282,231	2,853

Energy (0.1%):
Vista Energy SAB de CV, ADR (b)	81,253	1,680

Financials (0.1%):
Gentera SAB de CV	1,723,975	1,856
		6,389
Netherlands (3.9%):
Communication Services (0.4%):
Koninklijke KPN NV	2,461,313	8,467
VEON Ltd., ADR (b)	33,023	632
		9,099
Consumer Discretionary (0.2%):
Stellantis NV	305,926	4,661

Consumer Staples (0.2%):
Heineken NV	16,132	1,632
Koninklijke Ahold Delhaize NV	121,000	3,836
		5,468
Financials (1.4%):
ABN AMRO Bank NV (d)	297,675	4,349
ING Groep NV	2,060,152	25,381
NN Group NV	90,411	3,261
		32,991
Health Care (0.2%):
Koninklijke Philips NV	247,157	4,669

Industrials (0.6%):
Wolters Kluwer NV (a)	128,166	14,638

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.9%):
ASM International NV	48,458	$21,082
		92,608
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	683,241	9,539

Norway (1.0%):
Consumer Staples (0.0%): (c)
Mowi ASA	91,742	1,576

Energy (0.4%):
Aker BP ASA	181,761	3,942
Equinor ASA	62,079	1,577
TGS ASA	233,121	3,205
		8,724
Financials (0.5%):
SpareBank 1 SMN	982,816	11,853

Health Care (0.1%):
Medistim ASA	80,939	1,905

Materials (0.0%):(c)
Norsk Hydro ASA	78,179	473
		24,531
Qatar (0.1%):
Communication Services (0.1%):
Ooredoo QPSC	544,409	1,587

Russian Federation (0.0%): (c)
Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR (b)(f)(g)	177,615	10

Consumer Staples (0.0%):
Magnit PJSC, GDR (b)(f)(g)	94,274	—	(e)

Energy (0.0%):
Gazprom PJSC, ADR (b)(f)(g)	153,287	8
LUKOIL PJSC, ADR (b)(f)(g)	34,917	4
		12
Financials (0.0%):
Sberbank of Russia PJSC (f)(g)	564,350	—
Sberbank of Russia PJSC, ADR (f)(g)	505,824	—	(e)
		–	(e)
		22
Saudi Arabia (0.1%):
Financials (0.1%):
The Saudi British Bank	233,499	2,302

Singapore (0.5%):
Consumer Staples (0.2%):
Sheng Siong Group Ltd.	1,708,300	2,046
Wilmar International Ltd.	956,500	2,767
		4,813
Financials (0.2%):
DBS Group Holdings Ltd.	94,400	2,114
iFAST Corp. Ltd.	543,900	1,798
		3,912
Information Technology (0.0%): (c)
AEM Holdings Ltd.	404,600	1,077

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Sembcorp Industries Ltd.	793,500	$2,951
		12,753
South Africa (0.2%):
Communication Services (0.0%): (c)
MTN Group Ltd.	70,139	434

Energy (0.0%): (c)
Exxaro Resources Ltd.	101,971	830

Financials (0.1%):
Absa Group Ltd.	147,494	1,155
Old Mutual Ltd.	2,848,539	1,544
		2,699
Health Care (0.1%):
Aspen Pharmacare Holdings Ltd.	141,699	1,233
		5,196
South Korea (1.5%):
Communication Services (0.3%):
JYP Entertainment Corp.	43,517	3,995
KT Corp.	136,721	3,251
		7,246
Consumer Discretionary (0.4%):
Coway Co. Ltd.	43,633	1,583
Hankook Tire & Technology Co. Ltd.	60,238	1,564
Hyundai Mobis Co. Ltd.	22,090	3,709
Kia Corp.	31,907	2,062
		8,918
Financials (0.5%):
DB Insurance Co. Ltd.	33,008	1,842
Hana Financial Group, Inc.	51,408	1,604
KB Financial Group, Inc.	119,341	4,304
Shinhan Financial Group Co. Ltd.	150,310	3,961
		11,711
Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	91,411	1,948

Information Technology (0.2%):
Samsung Electro-Mechanics Co. Ltd.	18,904	2,098
Samsung Electronics Co. Ltd.	39,332	2,110
Samsung SDI Co. Ltd.	3,498	1,890
		6,098
		35,921
Spain (1.4%):
Energy (0.1%):
Repsol SA	115,392	1,564

Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA	3,229,159	21,229
Banco Santander SA	746,025	2,437
Bankinter SA	241,008	1,381
CaixaBank SA	389,120	1,430
		26,477
Health Care (0.0%): (c)
Faes Farma SA	252,557	895

Information Technology (0.1%):
Global Dominion Access SA (d)	484,335	2,097

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Iberdrola SA	196,508	$2,399
		33,432
Sweden (2.8%):
Consumer Discretionary (0.1%):
Evolution AB (d)	24,219	3,198

Health Care (0.4%):
BioGaia AB B Shares	227,115	2,197
Biotage AB	194,116	2,523
Sectra AB Class B	147,792	2,514
Xvivo Perfusion AB (b)	97,447	2,571
		9,805
Industrials (1.9%):
Atlas Copco AB Class B	2,184,411	27,595
GARO AB (a)	132,379	836
Hexatronic Group AB (a)	147,115	919
Nibe Industrier AB Class B	926,191	8,865
SKF AB B Shares	235,788	3,753
Troax Group AB	95,215	1,949
Volvo AB Class B	105,569	1,951
		45,868
Information Technology (0.3%):
HMS Networks AB	54,380	2,418
Telefonaktiebolaget LM Ericsson Class B	637,338	3,297
		5,715
Materials (0.1%):
Boliden AB	73,190	2,237
Boliden AB (b)	73,190	77
		2,314
		66,900
Switzerland (9.5%):
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA Registered Shares	31,762	5,058
The Swatch Group AG	11,799	3,517
		8,575
Consumer Staples (2.2%):
Coca-Cola HBC AG	614,868	18,263
Nestle SA Registered Shares	281,629	33,389
		51,652
Financials (1.8%):
Julius Baer Group Ltd.	40,393	2,481
Partners Group Holding AG	15,357	13,886
Swiss Life Holding AG	3,864	2,236
UBS Group AG	1,238,971	23,625
		42,228
Health Care (3.5%):
Novartis AG Registered Shares	493,179	47,277
Roche Holding AG	113,137	36,041
		83,318
Industrials (0.7%):
ABB Ltd. Registered Shares	51,454	1,880
Adecco Group AG	107,664	3,218
Burckhardt Compression Holding AG	3,151	1,932
Huber + Suhner AG Registered Shares	25,572	2,056
Kardex Holding AG Registered Shares	17,307	3,778
Schweiter Technologies AG	1,498	1,079
Zehnder Group AG Registered Shares	26,839	2,093
		16,036

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.6%):
Comet Holding AG Class R	13,097	$3,568
Landis+Gyr Group AG	33,861	2,997
STMicroelectronics NV	79,815	3,474
u-blox Holding AG	28,392	3,680
		13,719
Materials (0.4%):
Glencore PLC	289,336	1,480
Holcim AG	117,636	7,269
Vetropack Holding AG	50,122	2,317
		11,066
		226,594
Taiwan (0.9%):
Financials (0.1%):
Chailease Holding Co. Ltd. (b)	267,588	1,761

Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd.	190,000	2,018

Information Technology (0.7%):
Accton Technology Corp.	139,000	1,594
Catcher Technology Co. Ltd.	355,575	2,144
Delta Electronics, Inc.	207,000	2,127
Hon Hai Precision Industry Co. Ltd.	673,613	2,332
Novatek Microelectronics Corp.	127,000	1,754
Quanta Computer, Inc.	505,000	1,910
Taiwan Semiconductor Manufacturing Co. Ltd.	338,000	6,120
		17,981
		21,760
Thailand (0.3%):
Financials (0.2%):
Kasikornbank PCL	985,244	3,665

Health Care (0.1%):
Bumrungrad Hospital PCL	354,000	2,267
		5,932
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC	1,566,070	2,208

United Kingdom (13.8%):
Communication Services (0.6%):
4imprint Group PLC	52,168	2,988
BT Group PLC	1,543,245	2,819
Informa PLC	228,485	1,983
WPP PLC	540,573	5,745
		13,535
Consumer Discretionary (1.3%):
AB Dynamics PLC (a)	124,343	3,137
Focusrite PLC (a)	262,754	1,618
Greggs PLC	338,135	11,299
JD Sports Fashion PLC	1,637,072	3,105
Kingfisher PLC	678,886	1,953
Next PLC	132,264	10,462
		31,574
Consumer Staples (2.2%):
Associated British Foods PLC	68,044	1,547
British American Tobacco PLC	123,783	3,917
Diageo PLC	521,721	21,685
Imperial Brands PLC	804,505	16,956

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
J Sainsbury PLC	502,634	$1,694
Marks & Spencer Group PLC (b)	289,950	645
Reckitt Benckiser Group PLC	30,649	2,383
Tesco PLC	851,578	2,767
		51,594
Energy (2.7%):
BP PLC	4,548,275	25,547
Harbour Energy PLC	344,480	963
Shell PLC	1,382,825	38,010
		64,520
Financials (2.2%):
3i Group PLC	206,216	5,030
Barclays PLC	4,229,283	7,986
HSBC Holdings PLC	3,395,631	24,883
Legal & General Group PLC	2,130,407	6,054
Standard Chartered PLC	1,150,174	9,062
		53,015
Health Care (0.8%):
Advanced Medical Solutions Group PLC	434,508	1,212
AstraZeneca PLC	52,485	7,643
Ergomed PLC (b)	192,616	2,432
GSK PLC	415,606	6,974
Verici Dx PLC (b)	39,782	5
		18,266
Industrials (1.7%):
Alpha Financial Markets Consulting PLC	409,939	2,368
Ashtead Group PLC	256,553	15,666
Babcock International Group PLC (b)	382,213	1,464
BAE Systems PLC	158,483	1,831
Clarkson PLC	68,986	2,461
Concentric AB	121,948	2,340
easyJet PLC (b)	540,976	3,197
Judges Scientific PLC	31,317	3,789
Renew Holdings PLC	343,697	3,054
Robert Walters PLC	328,150	1,767
SThree PLC	605,867	2,814
Volex PLC	377,846	1,237
		41,988
Information Technology (0.2%):
Kainos Group PLC	206,512	3,297
The Sage Group PLC	159,922	1,733
		5,030
Materials (1.8%):
Anglo American PLC	94,261	2,596
Croda International PLC	172,283	13,075
Endeavour Mining PLC	76,539	2,018
Fresnillo PLC	171,266	1,377
Mondi PLC	184,475	2,859
Rio Tinto PLC	327,508	19,349
Treatt PLC	267,404	2,317
		43,591
Real Estate (0.2%):
Land Securities Group PLC	221,383	1,663
Safestore Holdings PLC	146,578	1,707
The British Land Co. PLC	322,271	1,379
		4,749
Utilities (0.1%):
Drax Group PLC	225,126	1,552
		329,414
Total Common Stocks (Cost $2,040,757)		2,323,245

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory International Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rights (0.0%)(c)
Australia (0.0%):
Information Technology (0.0%):
Appen Ltd. Expires 06/07/23 (a)(b)	134,307	$114
Total Rights (Cost $–)		114

Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI EAFE ETF	26,039	1,719
iShares Core MSCI Emerging Markets ETF	30,471	1,450
iShares MSCI EAFE Small-Cap ETF	74,332	4,326
		7,495
Total Exchange-Traded Funds (Cost $7,713)		7,495

Collateral for Securities Loaned (2.4%)^
United States (2.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (h)	14,748,771	14,749
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (h)	14,748,771	14,749
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (h)	14,748,771	14,749
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (h)	14,748,771	14,749
Total Collateral for Securities Loaned (Cost $58,996)		58,996

Total Investments (Cost $2,107,466) — 100.3%		2,389,850
Liabilities in excess of other assets — (0.3)%		(8,217)
NET ASSETS - 100.00%		$2,381,633

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $33,555 thousands and amounted to 1.4% of net assets.
(e)	Rounds to less than $1 thousand.
(f)	Security was fair valued using significant unobservable inputs as of May 31, 2023.
(g)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at May 31, 2023, (amount in thousand):

Security Name	Acquisition Date	Cost
Gazprom PJSC, ADR	2/19/2016	$486
LUKOIL PJSC, ADR	12/29/2015	2,087
Magnit PJSC, GDR	10/29/2021	1,744
Mobile TeleSystems PJSC, ADR	1/28/2022	1,372
Sberbank of Russia PJSC	7/15/2019	2,134
Sberbank of Russia PJSC, ADR	1/15/2016	556

(h)	Rate disclosed is the daily yield on May 31, 2023.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (97.9%)
Australia (1.9%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd.	265,937	$6,421
Lovisa Holdings Ltd.	22,544	301
PWR Holdings Ltd.	57,235	330
		7,052
Energy (0.1%):
Santos Ltd.	89,051	421
Woodside Energy Group Ltd.	18,392	407
		828
Financials (0.6%):
Macquarie Group Ltd.	53,848	5,971
National Australia Bank Ltd.	47,013	792
QBE Insurance Group Ltd.	36,689	348
		7,111
Health Care (0.4%):
Cochlear Ltd.	2,258	357
CSL Ltd.	22,138	4,408
		4,765
Industrials (0.1%):
Brambles Ltd.	39,178	350
IPH Ltd.	41,079	210
Johns Lyng Group Ltd.	72,852	301
Qantas Airways Ltd. (a)	88,157	380
		1,241
Materials (0.1%):
Imdex Ltd.	177,379	213
Northern Star Resources Ltd.	39,026	330
Ramelius Resources Ltd.	412,835	367
Rio Tinto Ltd.	7,711	537
		1,447
Real Estate (0.0%): (b)
Charter Hall Group	37,192	271
Goodman Group	25,170	321
		592
		23,036
Austria (0.0%): (b)
Industrials (0.0%): (b)
ANDRITZ AG	8,554	460

Belgium (0.4%):
Information Technology (0.4%):
Melexis NV	46,772	4,273

Bermuda (0.7%):
Industrials (0.7%):
Triton International Ltd.	101,709	8,405

Brazil (0.5%):
Consumer Discretionary (0.0%): (b)
Vibra Energia SA	112,549	357

Consumer Staples (0.1%):
Sao Martinho SA	76,800	548

Energy (0.1%):
Petroleo Brasileiro SA, ADR	77,070	889

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.1%):
Itau Unibanco Holding SA, ADR	172,648	$888

Health Care (0.0%): (b)
Hypera SA	45,000	362

Industrials (0.1%):
Santos Brasil Participacoes SA	197,100	387
SIMPAR SA	180,900	329
		716
Information Technology (0.0%): (b)
TOTVS SA	76,200	432

Materials (0.1%):
Gerdau SA Preference Shares	83,475	394
Vale SA	63,900	804
		1,198
Real Estate (0.0%): (b)
Multiplan Empreendimentos Imobiliarios SA	79,300	415
		5,805
Canada (3.9%):
Consumer Discretionary (0.2%):
Lululemon Athletica, Inc. (a)	5,721	1,899

Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc.	177,916	8,616

Energy (0.7%):
Parex Resources, Inc.	370,775	7,466
Pason Systems, Inc.	15,950	134
Trican Well Service Ltd.	70,976	163
		7,763
Financials (0.5%):
Fairfax Financial Holdings Ltd.	8,400	6,030

Industrials (0.5%):
Bombardier, Inc. Class B (a)	140,047	5,553

Information Technology (0.9%):
Constellation Software, Inc.	5,559	11,337

Materials (0.4%):
Aginco Eagle Mines Ltd.	100,133	5,096
Karora Resources, Inc. (a)	63,952	212
		5,308
		46,506
China (3.2%):
Communication Services (1.2%):
Baidu, Inc. Class A (a)	54,652	839
NetEase, Inc.	49,300	839
Tencent Holdings Ltd.	326,700	12,929
		14,607
Consumer Discretionary (0.4%):
Alibaba Group Holding Ltd. (a)	214,376	2,134
BYD Co. Ltd. Class H	29,500	891
Fuyao Glass Industry Group Co. Ltd. Class A	73,200	334
Hisense Home Appliances Group Co. Ltd. Class A (a)	90,200	301
MINISO Group Holding Ltd., ADR	22,552	343
PDD Holdings, Inc., ADR (a)	11,023	720
Yadea Group Holdings Ltd. (c)	196,000	391
		5,114
Consumer Staples (0.4%):
Chenguang Biotech Group Co. Ltd. Class A	155,400	396
Foshan Haitian Flavouring & Food Co. Ltd. Class A (a)	400,857	3,415

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	83,800	$341
Tsingtao Brewery Co. Ltd. Class H	48,000	413
		4,565
Energy (0.1%):
PetroChina Co. Ltd. Class H	1,222,000	790

Financials (0.8%):
China Merchants Bank Co. Ltd. Class H	180,500	839
CITIC Securities Co. Ltd. Class A	227,100	641
Industrial & Commercial Bank of China Ltd. Class H	12,306,370	6,572
Ping An Insurance Group Co. of China Ltd. Class H	157,000	997
		9,049
Health Care (0.1%):
China Resources Pharmaceutical Group Ltd. (c)	354,500	340
CSPC Pharmaceutical Group Ltd.	370,000	323
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	248,000	366
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,500	445
		1,474
Industrials (0.1%):
China Railway Group Ltd. Class H	828,000	546
ZTO Express Cayman, Inc., ADR	17,695	446
		992
Information Technology (0.1%):
Glodon Co. Ltd. Class A	74,480	360
Luxshare Precision Industry Co. Ltd. Class A	112,900	434
		794
Materials (0.0%): (b)
Shandong Nanshan Aluminum Co. Ltd. Class A	846,400	359
Tianqi Lithium Corp. Class A (a)	30,600	310
		669
		38,054
Denmark (1.5%):
Consumer Discretionary (0.4%):
Pandora A/S	55,103	4,399

Health Care (1.1%):
Novo Nordisk A/S Class B	82,371	13,257

Industrials (0.0%): (b)
INVISIO AB	15,234	320
		17,976
Finland (0.1%):
Health Care (0.0%): (b)
Revenio Group Oyj	5,527	181

Industrials (0.1%):
Metso Oyj	37,653	413

Information Technology (0.0%): (b)
Nokia Oyj	81,402	329

Utilities (0.0%): (b)
Fortum Oyj	25,098	334
		1,257
France (2.7%):
Communication Services (0.1%):
Publicis Groupe SA	8,075	600

Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (c)	107,722	4,164
LVMH Moet Hennessy Louis Vuitton SE	1,977	1,729
		5,893

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
Pernod Ricard SA	2,502	$542

Energy (0.5%):
Gaztransport Et Technigaz SA	62,427	6,243

Financials (0.1%):
AXA SA	21,680	615
BNP Paribas SA	9,539	554
Edenred	5,917	381
		1,550
Health Care (0.0%): (b)
Equasens (a)	2,628	217
EssilorLuxottica SA (d)	1,794	325
		542
Industrials (0.7%):
Cie de Saint-Gobain	9,933	552
Eiffage SA	3,957	422
Rexel SA	16,557	340
Safran SA	45,393	6,592
Thermador Groupe	3,146	310
		8,216
Information Technology (0.1%):
Capgemini SE (d)	3,173	554
Lectra	7,367	211
		765
Materials (0.6%):
Arkema SA	80,026	6,989

Real Estate (0.0%): (b)
Klepierre SA	11,715	266

Utilities (0.0%): (b)
Engie SA	25,739	387
		31,993
Germany (1.4%):
Communication Services (0.1%):
Deutsche Telekom AG	47,286	1,049

Consumer Discretionary (0.4%):
Mercedes-Benz Group AG	9,053	677
Volkswagen AG Preference Shares	31,712	3,972
		4,649
Energy (0.0%): (b)
CropEnergies AG	14,189	144

Financials (0.0%): (b)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,092	391

Health Care (0.1%):
Merck KGaA	2,943	514
Nexus AG	5,426	316
		830
Industrials (0.2%):
2G Energy AG	11,912	348
Amadeus Fire AG	1,977	254
Daimler Truck Holding AG (a)	10,140	308
MTU Aero Engines AG	1,482	343
Pfeiffer Vacuum Technology AG	1,340	216
SFC Energy AG (a)	6,098	154
Siemens AG Registered Shares	5,792	953
		2,576
Information Technology (0.2%):
AIXTRON SE	13,296	413

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Basler AG	7,419	$174
Infineon Technologies AG	18,433	686
PVA TePla AG (a)	8,166	165
SAP SE	2,646	347
		1,785
Utilities (0.4%):
RWE AG	127,191	5,326
		16,750
Greece (0.1%):
Energy (0.0%): (b)
Motor Oil Hellas Corinth Refineries SA	17,384	449

Financials (0.1%):
National Bank of Greece SA (a)	91,954	571

Industrials (0.0%): (b)
Mytilineos SA	16,203	510
		1,530
Hong Kong (0.2%):
Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd.	858,000	356
Man Wah Holdings Ltd.	313,600	206
		562
Consumer Staples (0.0%): (b)
WH Group Ltd. (c)	406,000	212

Financials (0.0%): (b)
BOC Hong Kong Holdings Ltd.	98,500	292

Industrials (0.0%): (b)
CK Hutchison Holdings Ltd.	57,500	347

Real Estate (0.1%):
China Resources Land Ltd.	160,000	599
Sino Land Co. Ltd.	272,000	354
		953
		2,366
India (0.9%):
Consumer Discretionary (0.1%):
Mahindra & Mahindra Ltd.	63,315	1,008
Raymond Ltd.	20,881	395
		1,403
Consumer Staples (0.0%): (b)
Varun Beverages Ltd.	26,570	544

Financials (0.4%):
Axis Bank Ltd.	78,379	865
Cholamandalam Investment & Finance Co. Ltd.	85,184	1,081
ICICI Bank Ltd., ADR	91,768	2,103
Manappuram Finance Ltd.	424,589	565
		4,614
Health Care (0.0%): (b)
Apollo Hospitals Enterprise Ltd.	8,656	483

Industrials (0.2%):
Ashok Leyland Ltd. (a)	247,029	436
Larsen & Toubro Ltd.	38,134	1,015
WNS Holdings Ltd., ADR (a)	4,312	335
		1,786
Materials (0.1%):
JK Paper Ltd.	76,815	305

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tata Steel Ltd. (a)	434,754	$556
		861
Utilities (0.1%):
Power Grid Corp. of India Ltd.	212,487	600
		10,291
Indonesia (0.8%):
Communication Services (0.7%):
PT Telkom Indonesia Persero Tbk	31,834,738	8,598

Energy (0.0%): (b)
PT Adaro Energy Indonesia Tbk	1,522,200	207

Financials (0.1%):
PT Bank Mandiri Persero Tbk	2,922,200	986
		9,791
Ireland (0.3%):
Health Care (0.2%):
ICON PLC (a)	2,049	437
Medtronic PLC	28,300	2,342
		2,779
Industrials (0.1%):
Johnson Controls International PLC	19,200	1,146
		3,925
Israel (0.1%):
Financials (0.0%): (b)
Bank Leumi Le-Israel BM	33,474	235

Health Care (0.0%): (b)
Inmode Ltd. (a)	9,317	294

Information Technology (0.1%):
Nice Ltd. (a)	1,776	365
		894
Italy (0.7%):
Consumer Staples (0.0%): (b)
Pharmanutra SpA	3,161	200

Health Care (0.1%):
El.En. SpA	27,024	302
Recordati Industria Chimica e Farmaceutica SpA	9,153	399
		701
Industrials (0.1%):
Leonardo SpA	35,761	385

Information Technology (0.0%): (b)
Sesa SpA	2,773	321

Utilities (0.5%):
Enel SpA	71,534	450
Iren SpA	115,729	231
Snam SpA	1,055,593	5,533
		6,214
		7,821
Japan (5.5%):
Communication Services (1.0%):
Capcom Co. Ltd.	162,408	6,332
Intage Holdings, Inc.	19,700	220
Kakaku.com, Inc.	312,791	4,542
MarkLines Co. Ltd.	14,700	248

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	25,834	$734
		12,076
Consumer Discretionary (0.7%):
Honda Motor Co. Ltd.	15,000	427
Isuzu Motors Ltd.	48,100	558
Sega Sammy Holdings, Inc.	18,600	361
Shoei Co. Ltd.	21,000	393
Snow Peak, Inc. (d)	13,100	176
Sony Group Corp.	4,100	384
Suzuki Motor Corp.	9,900	326
ZOZO, Inc.	293,600	5,977
		8,602
Consumer Staples (0.6%):
Ajinomoto Co., Inc.	17,600	684
Create SD Holdings Co. Ltd. (d)	9,100	219
Seven & i Holdings Co. Ltd.	7,716	323
Toyo Suisan Kaisha Ltd.	123,949	5,425
Transaction Co. Ltd.	21,300	256
		6,907
Financials (0.7%):
eGuarantee, Inc.	14,100	199
Mizuho Financial Group, Inc.	453,711	6,670
ORIX Corp.	22,174	377
Sumitomo Mitsui Financial Group, Inc.	18,975	770
Tokio Marine Holdings, Inc.	21,400	479
		8,495
Health Care (0.6%):
Carenet, Inc. (d)	27,500	161
Hoya Corp.	41,202	5,166
Medical Data Vision Co. Ltd.	35,100	177
Nakanishi, Inc.	10,600	223
Nippon Shinyaku Co. Ltd.	5,100	234
Olympus Corp.	18,500	280
Ono Pharmaceutical Co. Ltd.	20,400	382
Shionogi & Co. Ltd.	7,400	332
		6,955
Industrials (1.1%):
Altech Corp.	14,900	297
Fuji Electric Co. Ltd.	108,400	4,548
gremz, Inc.	15,200	288
Hitachi Ltd.	6,645	382
ITOCHU Corp.	26,709	902
JAC Recruitment Co. Ltd.	15,100	240
Japan Elevator Service Holdings Co. Ltd.	18,200	245
Komatsu Ltd.	22,600	530
Management Solutions Co. Ltd.	10,400	217
Mitsui & Co. Ltd.	23,720	747
NIPPON EXPRESS HOLDINGS, Inc.	7,000	393
Nippon Yusen KK	163,762	3,486
Organo Corp.	16,400	441
SHO-BOND Holdings Co. Ltd.	5,400	217
S-Pool, Inc.	46,800	193
Weathernews, Inc.	4,400	211
		13,337
Information Technology (0.6%):
Advantest Corp.	5,600	717
Cybozu, Inc.	24,200	421
Fukui Computer Holdings, Inc.	11,900	230
Future Corp.	23,900	293
Horiba Ltd.	5,400	296
Keyence Corp.	900	436

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
m-up Holdings, Inc.	22,500	$177
NEC Corp.	10,900	512
SHIFT, Inc. (a)	1,500	262
Softcreate Holdings Corp.	22,400	246
TDK Corp.	11,700	447
Ulvac, Inc.	74,782	3,031
		7,068
Materials (0.1%):
JCU Corp.	9,300	231
Maeda Kosen Co. Ltd.	9,100	195
Nippon Steel Corp.	15,300	298
Shin-Etsu Chemical Co. Ltd.	14,715	453
Tosoh Corp.	27,182	312
		1,489
Real Estate (0.0%): (b)
Daiwa House Industry Co. Ltd.	14,500	378

Utilities (0.1%):
Tokyo Gas Co. Ltd.	41,600	886
		66,193
Luxembourg (0.1%):
Energy (0.0%): (b)
Tenaris SA	25,807	320

Materials (0.1%):
Ternium SA, ADR	12,597	470
		790
Mexico (0.3%):
Consumer Discretionary (0.0%): (b)
Alsea SAB de CV (a)	113,477	330

Consumer Staples (0.1%):
Fomento Economico Mexicano SAB de CV, ADR	7,938	799

Financials (0.1%):
Grupo Financiero Banorte SAB de CV Class O	138,969	1,117

Industrials (0.1%):
Grupo Aeroportuario del Pacifico SAB de CV Class B	30,973	546

Real Estate (0.0%): (b)
Corp Inmobiliaria Vesta SAB de CV	97,450	308
		3,100
Netherlands (0.8%):
Consumer Discretionary (0.1%):
Stellantis NV	63,631	970

Consumer Staples (0.1%):
Heineken NV	3,578	362
Koninklijke Ahold Delhaize NV	24,749	784
		1,146
Financials (0.1%):
ING Groep NV	34,913	430
NN Group NV	8,822	318
		748
Information Technology (0.5%):
ASM International NV	14,834	6,454
		9,318

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	325,538	$4,545

Norway (0.5%):
Consumer Staples (0.0%): (b)
Mowi ASA	19,054	327

Energy (0.2%):
Aker BP ASA	76,666	1,663
Equinor ASA	13,346	339
TGS ASA	24,718	340
		2,342
Financials (0.3%):
SpareBank 1 SMN	238,655	2,878

Information Technology (0.0%): (b)
Bouvet ASA	31,371	187
		5,734
Panama (0.0%): (b)
Industrials (0.0%): (b)
Copa Holdings SA Class A	3,994	420

Puerto Rico (0.0%): (b)
Financials (0.0%): (b)
EVERTEC, Inc.	14,921	514

Qatar (0.0%): (b)
Industrials (0.0%): (b)
Industries Qatar QSC	135,361	446

Russian Federation (0.0%): (b)
Consumer Staples (0.0%): (b)
Magnit PJSC (a)(e)(f)	7,278	—	(g)

Energy (0.0%): (b)
Gazprom PJSC (e)(f)	303,950	9
Rosneft Oil Co. PJSC, GDR (a)(e)(f)	124,892	6
		15
Financials (0.0%): (b)
Sberbank of Russia PJSC, ADR (a)(e)(f)	91,313	—
		15
Saudi Arabia (0.2%):
Communication Services (0.1%):
Saudi Telecom Co.	60,380	696

Information Technology (0.0%): (b)
Arabian Internet & Communications Services Co.	8,514	667

Materials (0.1%):
SABIC Agri-Nutrients Co.	17,862	595
Sahara International Petrochemical Co.	50,296	476
		1,071
		2,434
Singapore (0.5%):
Consumer Staples (0.1%):
Sheng Siong Group Ltd.	210,000	251
Wilmar International Ltd.	199,729	578
		829
Financials (0.4%):
DBS Group Holdings Ltd.	21,405	480

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Singapore Exchange Ltd.	587,427	$4,029
		4,509
Utilities (0.0%): (b)
Sembcorp Industries Ltd.	157,600	586
		5,924
South Africa (0.4%):
Consumer Discretionary (0.4%):
Mr Price Group Ltd.	678,790	4,285

South Korea (1.1%):
Communication Services (0.0%): (b)
JYP Entertainment Corp.	6,471	594

Consumer Discretionary (0.1%):
Hyundai Mobis Co. Ltd.	2,610	438
Kia Corp.	14,800	956
		1,394
Consumer Staples (0.0%): (b)
BGF retail Co. Ltd.	1,356	195

Financials (0.1%):
DB Insurance Co. Ltd.	8,809	492
Samsung Securities Co. Ltd.	19,299	534
		1,026
Health Care (0.1%):
Samsung Biologics Co. Ltd. (a)(c)	1,185	699

Industrials (0.1%):
CJ Corp.	4,885	326
Samsung Engineering Co. Ltd. (a)	21,675	462
		788
Information Technology (0.7%):
Innox Advanced Materials Co. Ltd.	13,940	422
Samsung Electronics Co. Ltd.	157,059	8,427
		8,849
		13,545
Spain (0.8%):
Energy (0.0%): (b)
Repsol SA	24,995	339

Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA	1,081,370	7,109
Banco Santander SA	153,554	501
Bankinter SA	50,563	290
		7,900
Information Technology (0.0%): (b)
Global Dominion Access SA (c)	57,640	250

Utilities (0.1%):
Iberdrola SA	40,830	498
		8,987
Sweden (1.2%):
Consumer Discretionary (0.1%):
Evolution AB (c)	4,899	647

Health Care (0.0%): (b)
Biotage AB	15,338	199

Industrials (1.1%):
Atlas Copco AB Class B	520,729	6,578
BTS Group AB B Shares (d)	7,904	176
CTT Systems AB	8,920	181

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hexatronic Group AB (d)	32,310	$202
Nibe Industrier AB Class B	559,750	5,358
Volvo AB Class B	21,225	393
		12,888
Materials (0.0%): (b)
Boliden AB	15,759	481
Boliden AB (a)	15,759	17
		498
		14,232
Switzerland (3.2%):
Consumer Discretionary (0.1%):
Cie Financiere Richemont SA Registered Shares	6,655	1,060
On Holding AG Class A (a)	23,214	637
		1,697
Consumer Staples (0.5%):
Coca-Cola HBC AG	17,594	523
Nestle SA Registered Shares	47,390	5,618
		6,141
Financials (1.1%):
Chubb Ltd.	36,517	6,785
Julius Baer Group Ltd.	8,123	499
Partners Group Holding AG	5,839	5,280
Swiss Life Holding AG	901	521
UBS Group AG	24,611	469
		13,554
Health Care (1.1%):
Coltene Holding AG Registered Shares	2,283	178
Novartis AG Registered Shares	17,147	1,644
Roche Holding AG	35,741	11,385
		13,207
Industrials (0.1%):
ABB Ltd. Registered Shares	10,782	394
Kardex Holding AG Registered Shares	1,944	424
		818
Information Technology (0.2%):
Comet Holding AG Class R	1,202	328
Landis+Gyr Group AG	4,536	402
STMicroelectronics NV	16,851	733
u-blox Holding AG	3,050	395
		1,858
Materials (0.1%):
Glencore PLC	60,535	310
Holcim AG	12,469	770
		1,080
		38,355
Taiwan (2.5%):
Consumer Discretionary (0.0%): (b)
Poya International Co. Ltd. (a)	19,000	329

Financials (0.7%):
Cathay Financial Holding Co. Ltd.	5,688,000	8,186

Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd.	52,000	553
Universal Vision Biotechnology Co. Ltd. (a)	27,400	351
		904
Information Technology (1.7%):
ASE Technology Holding Co. Ltd.	1,456,000	5,263
Gold Circuit Electronics Ltd.	199,800	791
King Yuan Electronics Co. Ltd.	273,000	479

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lite-On Technology Corp.	2,131,000	$6,168
Taiwan Semiconductor Manufacturing Co. Ltd.	331,000	5,992
Unimicron Technology Corp.	122,000	714
United Microelectronics Corp.	417,000	698
Wiwynn Corp.	14,000	526
		20,631
		30,050
Thailand (0.1%):
Energy (0.1%):
PTT Exploration & Production PCL	91,500	367

Materials (0.0%): (b)
Indorama Ventures PCL	394,100	359

Real Estate (0.0%): (b)
AP Thailand PCL	980,300	327
		1,053
United Arab Emirates (0.1%):
Consumer Discretionary (0.0%): (b)
Americana Restaurants International PLC	477,434	500

Financials (0.0%): (b)
Emirates NBD Bank PJSC	148,966	553

Real Estate (0.1%):
Emaar Properties PJSC	344,538	576
		1,629
United Kingdom (4.5%):
Communication Services (0.1%):
4imprint Group PLC	4,999	286
Informa PLC	47,654	414
WPP PLC	24,017	255
		955
Consumer Discretionary (0.8%):
Greggs PLC	150,782	5,039
JD Sports Fashion PLC	362,940	688
Next PLC	40,999	3,243
		8,970
Consumer Staples (0.6%):
Associated British Foods PLC	14,237	324
Diageo PLC, ADR	5,900	991
Imperial Brands PLC	210,925	4,446
Reckitt Benckiser Group PLC	6,552	509
Tesco PLC	172,574	561
		6,831
Energy (0.1%):
BP PLC	156,855	881
Harbour Energy PLC	65,568	183
		1,064
Financials (0.7%):
3i Group PLC	42,183	1,029
Barclays PLC	203,206	384
HSBC Holdings PLC	864,520	6,335
Legal & General Group PLC	99,894	284
Standard Chartered PLC	88,756	699
		8,731
Health Care (0.1%):
AstraZeneca PLC	11,045	1,608
Ergomed PLC (a)	14,702	186
		1,794

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.7%):
Alpha Financial Markets Consulting PLC	49,436	$285
Ashtead Group PLC	73,025	4,459
BAE Systems PLC	32,939	381
Concentric AB	11,502	221
Judges Scientific PLC	3,624	438
Mitie Group PLC	227,910	252
Renew Holdings PLC	36,672	326
Sensata Technologies Holding PLC	47,200	1,960
SThree PLC	69,514	323
		8,645
Information Technology (0.1%):
Kainos Group PLC	22,249	355
The Sage Group PLC	34,494	374
		729
Materials (1.3%):
Anglo American PLC	18,005	496
Croda International PLC	69,645	5,285
Rio Tinto PLC	156,822	9,265
Treatt PLC	34,714	301
		15,347
Real Estate (0.0%): (b)
Safestore Holdings PLC	28,913	337

Utilities (0.0%): (b)
Drax Group PLC	38,842	268
		53,671
United States (56.3%):
Communication Services (4.0%):
Alphabet, Inc. Class A (a)	27,300	3,354
Alphabet, Inc. Class C (a)	188,175	23,215
Meta Platforms, Inc. Class A (a)	75,546	19,999
The Trade Desk, Inc. Class A (a)	23,287	1,632
		48,200
Consumer Discretionary (7.3%):
Acushnet Holdings Corp.	10,131	454
Airbnb, Inc. Class A (a)	9,876	1,084
Amazon.com, Inc. (a)	166,901	20,125
BJ's Restaurants, Inc. (a)	21,467	639
Brunswick Corp.	3,222	243
Darden Restaurants, Inc.	6,600	1,046
Gentherm, Inc. (a)	6,259	344
Johnson Outdoors, Inc. Class A	7,692	437
LKQ Corp.	31,200	1,646
Mattel, Inc. (a)	60,700	1,057
McDonald's Corp.	65,460	18,663
Movado Group, Inc.	12,422	316
NIKE, Inc. Class B	15,317	1,612
O'Reilly Automotive, Inc. (a)	3,161	2,855
Overstock.com, Inc. (a)	16,294	305
PulteGroup, Inc.	137,472	9,084
Ross Stores, Inc.	75,562	7,830
Samsonite International SA (a)(c)	153,900	391
Sonos, Inc. (a)	26,143	380
Tesla, Inc. (a)	41,511	8,465
Thor Industries, Inc.	5,714	447
Topgolf Callaway Brands Corp. (a)	20,156	344
Tractor Supply Co.	9,856	2,066
Tri Pointe Homes, Inc. (a)	21,663	633
Ulta Beauty, Inc. (a)	16,565	6,789
		87,255

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (3.9%):
Colgate-Palmolive Co.	164,127	$12,208
Kenvue, Inc. (a)	7,300	183
Keurig Dr Pepper, Inc.	95,500	2,972
Mondelez International, Inc. Class A	34,800	2,555
PepsiCo, Inc.	100,860	18,392
The Estee Lauder Cos., Inc.	41,100	7,563
U.S. Foods Holding Corp. (a)	54,100	2,152
		46,025
Energy (2.3%):
APA Corp.	195,756	6,221
Cactus, Inc. Class A	57,497	1,816
Chevron Corp.	11,200	1,687
Clean Energy Fuels Corp. (a)	58,959	237
ConocoPhillips	92,051	9,141
Enterprise Products Partners LP	81,300	2,059
Expro Group Holdings NV (a)	20,477	340
Exxon Mobil Corp.	23,800	2,432
Green Plains, Inc. (a)	7,361	213
Hess Corp.	12,500	1,583
RPC, Inc.	70,494	469
Select Energy Services, Inc. Class A	59,085	429
Solaris Oilfield Infrastructure, Inc. Class A	42,358	311
TETRA Technologies, Inc. (a)	173,193	450
		27,388
Financials (8.1%):
Bank of America Corp.	319,464	8,878
Blackstone, Inc.	11,363	973
Brown & Brown, Inc.	48,700	3,035
Cboe Global Markets, Inc.	22,600	2,993
Employers Holdings, Inc.	9,819	355
Fidelity National Information Services, Inc.	28,900	1,577
First Busey Corp.	17,718	331
FleetCor Technologies, Inc. (a)	7,300	1,654
JPMorgan Chase & Co.	99,376	13,486
LPL Financial Holdings, Inc.	39,607	7,715
Markel Corp. (a)	3,800	4,996
Mastercard, Inc. Class A	36,781	13,426
MSCI, Inc.	4,134	1,945
OFG Bancorp	9,865	239
S&P Global, Inc.	30,975	11,381
Synchrony Financial	124,410	3,852
The PNC Financial Services Group, Inc.	35,442	4,105
The Progressive Corp.	31,900	4,080
Unum Group	174,079	7,564
Visa, Inc. Class A	18,810	4,158
		96,743
Health Care (7.7%):
AbbVie, Inc.	19,100	2,635
Addus HomeCare Corp. (a)	3,623	327
Amgen, Inc.	43,817	9,668
Apollo Medical Holdings, Inc. (a)	11,487	363
Artivion, Inc. (a)	13,167	197
Atrion Corp.	633	329
BioLife Solutions, Inc. (a)	16,954	396
Catalyst Pharmaceuticals, Inc. (a)	36,429	421
CorVel Corp. (a)	3,078	602
CryoPort, Inc. (a)	12,599	232
CVS Health Corp.	61,099	4,157
Dexcom, Inc. (a)	20,368	2,388
Dynavax Technologies Corp. (a)	28,302	324
Eli Lilly & Co.	38,770	16,650

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
GE HealthCare Technologies, Inc.	17,100	$1,360
Humana, Inc.	3,000	1,506
IDEXX Laboratories, Inc. (a)	21,502	9,993
Integer Holdings Corp. (a)	3,082	252
Intuitive Surgical, Inc. (a)	4,492	1,383
Johnson & Johnson	83,978	13,022
Lantheus Holdings, Inc. (a)	5,183	449
LeMaitre Vascular, Inc.	12,852	808
McKesson Corp.	3,200	1,251
Merck & Co., Inc.	31,200	3,445
Neogen Corp. (a)	22,038	385
STAAR Surgical Co. (a)	4,606	267
Tandem Diabetes Care, Inc. (a)	7,550	196
The Cigna Group	9,500	2,350
The Joint Corp. (a)	12,112	172
Thermo Fisher Scientific, Inc.	4,261	2,167
U.S. Physical Therapy, Inc.	3,108	317
UFP Technologies, Inc. (a)	5,332	824
UnitedHealth Group, Inc.	18,936	9,226
Veeva Systems, Inc. Class A (a)	8,779	1,455
Vericel Corp. (a)	17,873	574
Zoetis, Inc.	11,780	1,920
		92,011
Industrials (4.0%):
AAON, Inc.	9,319	807
Allied Motion Technologies, Inc.	13,482	457
CoStar Group, Inc. (a)	33,259	2,641
Delta Air Lines, Inc. (a)	198,922	7,227
Eaton Corp. PLC	78,318	13,776
Encore Wire Corp.	2,022	331
FedEx Corp.	7,000	1,526
Forward Air Corp.	1,377	134
Honeywell International, Inc.	48,142	9,224
Leidos Holdings, Inc.	27,600	2,155
NOW, Inc. (a)	48,646	433
PACCAR, Inc.	12,000	825
Parker-Hannifin Corp.	4,900	1,570
Quanta Services, Inc.	6,801	1,208
Raytheon Technologies Corp.	14,100	1,299
The Greenbrier Cos., Inc.	14,792	402
Transcat, Inc. (a)	8,802	744
Uber Technologies, Inc. (a)	65,998	2,503
		47,262
Information Technology (15.3%):
Adobe, Inc. (a)	5,764	2,408
Advanced Energy Industries, Inc.	5,688	558
Ambarella, Inc. (a)	2,966	214
Apple, Inc.	273,391	48,459
Applied Materials, Inc.	11,400	1,520
Arista Networks, Inc. (a)	19,865	3,304
Broadcom, Inc.	3,576	2,889
Cadence Design Systems, Inc. (a)	15,990	3,692
CDW Corp.	5,779	992
Cisco Systems, Inc.	220,401	10,947
ePlus, Inc. (a)	13,976	690
Fortinet, Inc. (a)	142,275	9,722
Grid Dynamics Holdings, Inc. (a)	40,021	384
Insight Enterprises, Inc. (a)	5,483	741
Microsoft Corp.	139,240	45,725
Motorola Solutions, Inc.	8,320	2,346
Napco Security Technologies, Inc.	20,076	747
NVIDIA Corp.	76,352	28,887

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Sustainable World Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	13,117	$2,799
Perficient, Inc. (a)	7,487	573
Salesforce, Inc. (a)	5,900	1,318
ServiceNow, Inc. (a)	5,830	3,176
Texas Instruments, Inc.	58,153	10,112
		182,203
Materials (0.6%):
Alcoa Corp.	119,349	3,786
Hawkins, Inc.	9,005	423
PPG Industries, Inc.	14,900	1,956
Sealed Air Corp.	34,800	1,317
		7,482
Real Estate (1.4%):
Alexandria Real Estate Equities, Inc.	12,300	1,396
Equity LifeStyle Properties, Inc.	18,600	1,175
Gladstone Land Corp.	11,050	175
Invitation Homes, Inc.	45,600	1,545
Prologis, Inc.	98,711	12,294
		16,585
Utilities (1.7%):
Constellation Energy Corp.	101,331	8,514
Exelon Corp.	52,500	2,081
MGE Energy, Inc.	85,033	6,102
The York Water Co.	7,161	304
Vistra Corp.	158,300	3,794
		20,795
		671,949
Total Common Stocks (Cost $938,507)		1,168,322

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF	7,157	473
iShares MSCI EAFE Small-Cap ETF	6,543	381
iShares Russell 2000 ETF (d)	2,187	380
		1,234
Total Exchange-Traded Funds (Cost $1,236)		1,234

Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (h)	471,249	471
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (h)	471,249	471
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (h)	471,249	471
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (h)	471,249	471
Total Collateral for Securities Loaned (Cost $1,884)		1,884

Total Investments (Cost $941,627) — 98.2%		1,171,440
Other assets in excess of liabilities — 1.8%		21,829
NET ASSETS - 100.00%		$1,193,269

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $7,094 thousands and amounted to 0.6% of net assets.
(d)	All or a portion of this security is on loan.
(e)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at May 31, 2023, (amount in thousands):

Security Name	Acquisition Date	Cost
Gazprom PJSC	8/13/2021	$1,231
Magnit PJSC	9/16/2021	568
Rosneft Oil Co. PJSC, GDR	4/6/2021	964
Sberbank of Russia PJSC, ADR	3/26/2021	1,405

(f)	Security was fair valued using significant unobservable inputs as of May 31, 2023.
(g)	Rounds to less than $1 thousand.
(h)	Rate disclosed is the daily yield on May 31, 2023.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
LP—Limited Partnership
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory Global Equity Income Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (0.3%):
Consumer Staples (0.3%):
Coles Group Ltd.	13,421	$157

Austria (0.6%):
Energy (0.4%):
OMV AG	5,377	240

Utilities (0.2%):
Verbund AG	1,433	108
		348
Canada (5.2%):
Consumer Discretionary (0.4%):
Dollarama, Inc.	3,899	237

Consumer Staples (0.1%):
Metro, Inc.	1,399	74

Energy (0.3%):
Canadian Natural Resources Ltd. (a)	2,531	136

Financials (3.7%):
Bank of Montreal	5,065	422
Great-West Lifeco, Inc. (a)	12,484	353
IGM Financial, Inc. (a)	10,340	304
Manulife Financial Corp. (a)	13,254	246
Royal Bank of Canada	771	69
Sun Life Financial, Inc. (a)	6,426	311
The Toronto-Dominion Bank	5,611	318
		2,023
Materials (0.4%):
West Fraser Timber Co. Ltd.	3,194	216

Utilities (0.3%):
Canadian Utilities Ltd. Class A (a)	6,500	175
		2,861
Denmark (1.8%):
Consumer Staples (0.3%):
Carlsberg A/S Class B	1,028	155

Health Care (1.2%):
Coloplast A/S Class B	1,119	141
Novo Nordisk A/S Class B	3,439	554
		695
Materials (0.3%):
Novozymes A/S Class B	2,896	140
		990
Finland (0.1%):
Communication Services (0.1%):
Elisa Oyj	1,132	63

France (2.6%):
Consumer Discretionary (1.0%):
Hermes International	123	251
LVMH Moet Hennessy Louis Vuitton SE	320	280
		531

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Equity Income Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.5%):
L'Oreal SA	604	$259

Financials (0.2%):
AXA SA	4,800	136

Health Care (0.4%):
Sanofi (a)	2,432	248

Industrials (0.5%):
Bouygues SA (a)	8,738	280
		1,454
Germany (3.0%):
Consumer Discretionary (0.7%):
Mercedes-Benz Group AG	3,267	244
Volkswagen AG Preference Shares	947	119
		363
Financials (0.9%):
Allianz SE Registered Shares	2,330	499

Industrials (0.4%):
Deutsche Post AG Registered Shares	4,390	198

Information Technology (0.3%):
Nemetschek SE	2,502	196

Utilities (0.7%):
E.ON SE	22,291	270
RWE AG	3,094	130
		400
		1,656
Hong Kong (0.3%):
Utilities (0.3%):
Power Assets Holdings Ltd.	26,500	143

Ireland (0.2%):
Health Care (0.2%):
Medtronic PLC	1,251	103

Italy (1.1%):
Financials (0.6%):
Assicurazioni Generali SpA	17,086	325

Utilities (0.5%):
Snam SpA	28,565	150
Terna - Rete Elettrica Nazionale	19,120	160
		310
		635
Japan (8.0%):
Communication Services (1.2%):
KDDI Corp.	11,200	346
Nippon Telegraph & Telephone Corp.	10,600	301
		647
Consumer Discretionary (0.5%):
Iida Group Holdings Co. Ltd.	7,700	127
ZOZO, Inc.	6,800	138
		265
Financials (2.4%):
Japan Post Holdings Co. Ltd.	24,600	173

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Equity Income Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mizuho Financial Group, Inc.	11,100	$163
ORIX Corp.	9,100	155
Resona Holdings, Inc.	29,800	135
Sumitomo Mitsui Financial Group, Inc.	10,000	406
Tokio Marine Holdings, Inc.	14,200	318
		1,350
Health Care (0.2%):
Hoya Corp.	1,100	138

Industrials (2.2%):
ITOCHU Corp. (a)	8,200	277
Kajima Corp.	13,900	194
Mitsubishi Corp.	7,200	288
Mitsui & Co. Ltd.	6,700	211
Mitsui Osk Lines Ltd. (a)	10,500	239
		1,209
Information Technology (1.5%):
FUJIFILM Holdings Corp.	2,200	134
Fujitsu Ltd.	1,100	140
Nomura Research Institute Ltd.	9,300	234
Oracle Corp. (a)	2,100	161
Seiko Epson Corp.	10,800	164
		833
		4,442
Netherlands (1.9%):
Communication Services (0.4%):
Koninklijke KPN NV	56,389	194

Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV	9,229	293

Industrials (0.6%):
Wolters Kluwer NV (a)	3,057	349

Information Technology (0.4%):
ASML Holding NV	338	244
		1,080
Norway (0.4%):
Materials (0.4%):
Yara International ASA	5,144	192

Singapore (0.3%):
Financials (0.3%):
Singapore Exchange Ltd.	26,400	181

Spain (0.2%):
Utilities (0.2%):
Enagas SA	6,585	126

Switzerland (4.8%):
Communication Services (0.3%):
Swisscom AG Registered Shares	281	178

Consumer Discretionary (0.4%):
Garmin Ltd.	1,881	194

Consumer Staples (0.9%):
Nestle SA Registered Shares	4,121	489

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Equity Income Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.3%):
Partners Group Holding AG	207	$187

Health Care (2.0%):
Novartis AG Registered Shares	8,016	769
Roche Holding AG	1,109	353
		1,122
Industrials (0.6%):
Geberit AG Registered Shares	391	207
SGS SA Registered Shares	1,450	129
		336
Materials (0.3%):
Holcim AG	2,542	157
		2,663
United Kingdom (1.4%):
Consumer Staples (0.4%):
British American Tobacco PLC	6,605	209

Health Care (0.2%):
GSK PLC	7,672	129

Industrials (0.5%):
RELX PLC	8,774	274

Information Technology (0.3%):
The Sage Group PLC	13,234	143
		755
United States (67.2%):
Communication Services (2.1%):
AT&T, Inc.	17,682	278
Omnicom Group, Inc.	2,898	255
The Interpublic Group of Cos., Inc.	6,559	244
Verizon Communications, Inc.	10,602	378
		1,155
Consumer Discretionary (4.5%):
Best Buy Co., Inc.	2,709	197
Genuine Parts Co.	2,013	300
Lowe's Cos., Inc.	2,334	470
McDonald's Corp.	1,375	392
Starbucks Corp.	1,909	186
The Home Depot, Inc.	2,478	702
Tractor Supply Co.	607	127
Whirlpool Corp.	913	118
		2,492
Consumer Staples (6.9%):
Altria Group, Inc.	11,445	508
Campbell Soup Co.	4,710	238
Colgate-Palmolive Co.	3,883	289
Conagra Brands, Inc.	4,889	171
General Mills, Inc.	3,808	321
Kellogg Co.	2,072	138
Kimberly-Clark Corp.	745	100
Philip Morris International, Inc.	5,392	485
Target Corp.	888	116
The Coca-Cola Co.	4,366	261
The Hershey Co.	921	239
The Kroger Co.	4,347	197
The Procter & Gamble Co.	3,817	544
Tyson Foods, Inc. Class A	3,145	159

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Equity Income Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	2,368	$72
		3,838
Energy (4.0%):
ConocoPhillips	3,019	300
Coterra Energy, Inc.	9,749	227
Devon Energy Corp.	7,268	335
EOG Resources, Inc.	3,250	349
Exxon Mobil Corp.	4,443	454
Marathon Petroleum Corp.	2,539	266
Valero Energy Corp.	2,855	305
		2,236
Financials (9.9%):
Aflac, Inc.	3,700	238
Ameriprise Financial, Inc.	1,027	307
Aon PLC Class A	528	163
Erie Indemnity Co. Class A	1,217	261
Fifth Third Bancorp	12,645	307
Huntington Bancshares, Inc.	18,434	190
JPMorgan Chase & Co.	4,642	630
Mastercard, Inc. Class A	1,954	713
MetLife, Inc.	4,221	209
Morgan Stanley	3,816	312
MSCI, Inc.	554	261
Regions Financial Corp.	24,255	419
T. Rowe Price Group, Inc.	3,805	408
The Allstate Corp.	1,192	129
The Goldman Sachs Group, Inc.	866	280
The PNC Financial Services Group, Inc.	579	67
The Western Union Co.	18,483	210
Visa, Inc. Class A	1,694	374
		5,478
Health Care (9.4%):
Abbott Laboratories	1,054	108
AbbVie, Inc.	5,077	700
AmerisourceBergen Corp.	550	94
Amgen, Inc.	670	148
Bristol-Myers Squibb Co.	3,256	210
Cardinal Health, Inc.	6,211	511
CVS Health Corp.	2,028	138
Elevance Health, Inc.	784	351
Eli Lilly & Co.	1,775	762
Gilead Sciences, Inc.	2,625	202
Johnson & Johnson	2,775	430
Pfizer, Inc.	7,704	293
Quest Diagnostics, Inc.	1,116	148
Stryker Corp.	460	127
The Cigna Group	918	227
UnitedHealth Group, Inc.	1,573	766
		5,215
Industrials (7.8%):
3M Co.	1,938	181
Automatic Data Processing, Inc.	638	133
C.H. Robinson Worldwide, Inc.	1,412	134
Cummins, Inc.	1,636	335
Fastenal Co.	5,169	278
Honeywell International, Inc.	956	183
Illinois Tool Works, Inc.	1,208	264
Lockheed Martin Corp.	1,620	719
PACCAR, Inc.	4,305	296

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Equity Income Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Paychex, Inc.	3,287	$345
Republic Services, Inc.	668	95
Rockwell Automation, Inc.	522	146
Snap-on, Inc.	700	174
Union Pacific Corp.	547	105
United Parcel Service, Inc. Class B	2,937	491
W.W. Grainger, Inc.	566	367
Waste Management, Inc.	482	78
		4,324
Information Technology (16.3%):
Apple, Inc.	13,006	2,305
Broadcom, Inc.	1,407	1,137
Cisco Systems, Inc.	19,383	963
Hewlett Packard Enterprise Co.	18,838	272
HP, Inc.	9,016	262
Juniper Networks, Inc.	4,700	143
Microsoft Corp.	6,384	2,096
Motorola Solutions, Inc.	534	150
NetApp, Inc.	7,268	482
NVIDIA Corp.	1,085	410
Oracle Corp.	2,079	220
QUALCOMM, Inc.	1,417	161
Texas Instruments, Inc.	2,712	472
		9,073
Materials (3.2%):
Air Products and Chemicals, Inc.	307	83
CF Industries Holdings, Inc.	5,454	336
LyondellBasell Industries NV Class A	4,968	425
Nucor Corp.	1,787	236
Packaging Corp. of America	1,672	207
RPM International, Inc.	1,083	86
Steel Dynamics, Inc.	2,434	224
The Sherwin-Williams Co.	747	170
		1,767
Utilities (3.1%):
American Electric Power Co., Inc.	3,126	260
Duke Energy Corp.	4,672	417
OGE Energy Corp.	6,617	234
Sempra Energy	885	127
The AES Corp.	6,404	126
The Southern Co.	4,082	285
UGI Corp.	10,472	293
		1,742
		37,320
Total Common Stocks (Cost $46,415)		55,169

Collateral for Securities Loaned (2.9%)^
United States (2.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (b)	414,542	415
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (b)	414,542	414
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (b)	414,542	415
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (b)	414,542	415
Total Collateral for Securities Loaned (Cost $1,659)		1,659

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Global Equity Income Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Total Investments (Cost $48,074) — 102.3%		$56,828
Liabilities in excess of other assets — (2.3)%		(1,300)
NET ASSETS - 100.00%		$55,528

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on May 31, 2023.

PLC—Public Limited Company

Victory Portfolios III	Schedule of Portfolio Investments
Victory Government Securities Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.5%)
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25	$2,118	$2,066
Navient Student Loan Trust, Series 2014-1, Class A3, 5.65% (LIBOR01M+51bps), 6/25/31, Callable 5/25/34 @ 100 (a)	1,535	1,476
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 6/25/34 @ 100 (b)	5,815	5,246
Nelnet Student Loan Trust, Series 2006-3, Class B, 5.38% (LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100 (a)	1,691	1,432
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 5.74% (LIBOR01M+60bps), 2/27/51, Callable 10/25/32 @ 100 (a)(b)	2,006	1,978
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	4,000	3,769
SLM Student Loan Trust, Series 2006-4, Class B, 5.46% (LIBOR03M+20bps), 1/25/70, Callable 7/25/32 @ 100 (a)	2,706	2,499
SLM Student Loan Trust, Series 2013-6, Class A3, 5.79% (LIBOR01M+65bps), 6/26/28, Callable 1/25/31 @ 100 (a)	2,184	2,140
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	4,012	3,422
Total Asset-Backed Securities (Cost $25,609)		24,028

Collateralized Mortgage Obligations (1.0%)
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	9,700	9,536
Total Collateralized Mortgage Obligations (Cost $9,499)		9,536

Corporate Bonds (0.4%)
Utilities (0.4%):
Tennessee Valley Authority, 3.50%, 12/15/42	5,000	4,175
Total Corporate Bonds (Cost $4,298)		4,175

Municipal Bonds (3.0%)
Hawaii (0.0%):(c)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	154	148

Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	2,936

Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
Series A, 4.15% , 2/1/33	3,000	2,918
Series A, 4.28% , 2/1/36	2,000	1,913
		4,831
Texas (1.4%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @100	650	528
City of Abilene, GO
2.41% , 2/15/26	1,715	1,619
2.54% , 2/15/27	1,195	1,114
2.64% , 2/15/29	1,000	906
City of Houston Texas Combined Utility System Revenue
3.82% , 11/15/29, Continuously Callable @100	3,000	2,878
Series E, 3.72% , 11/15/28	1,530	1,471
State of Texas, GO, 2.53%, 10/1/31, Continuously Callable @100	3,500	3,050
Texas Public Finance Authority Revenue, 0.93%, 2/1/26	2,000	1,820
		13,386
Virginia (0.8%):
Virginia Public Building Authority Revenue
Series C, 2.25% , 8/1/26	1,370	1,267
Series C, 2.40% , 8/1/27	1,475	1,344

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Government Securities Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 2.56% , 8/1/29	$2,700	$2,379
Virginia Public School Authority Revenue, Series C, 0.55%, 8/1/23	3,000	2,975
		7,965
Total Municipal Bonds (Cost $31,345)		29,266

U.S. Government Agency Mortgages (56.0%)
Federal Farm Credit Banks
6.00%, 1/25/38	5,000	4,978

Federal Home Loan Banks
0.75%, 8/16/27 (d)(e)	1,000	893
5.50%, 9/20/27	3,800	3,799
		4,692
Federal Home Loan Mortgage Corp.
Series K725, Class A2, 3.00%, 1/25/24	4,845	4,790
Series K037, Class A2, 3.49%, 1/25/24	9,711	9,592
Series K038, Class A2, 3.39%, 3/25/24	2,967	2,917
Series K76, Class A2, 2.91%, 4/25/24	991	975
Series K727, Class A2, 2.95%, 7/25/24	17,137	16,778
Series K052, Class A1, 2.60%, 1/25/25	1,027	1,014
Series K045, Class A2, 3.02%, 1/25/25	2,714	2,631
Series K730, Class A2, 3.59%, 1/25/25	4,794	4,683
Series K056, Class A1, 2.20%, 7/25/25	1,139	1,098
Series K049, Class A2, 3.01%, 7/25/25	4,000	3,866
Series K051, Class A2, 3.31%, 9/25/25	10,000	9,712
Series K733, Class AM, 3.75%, 9/25/25	5,000	4,886
Series KC03, Class A2, 3.50%, 1/25/26	8,648	8,416
Series K056, Class A2, 2.53%, 5/25/26	5,000	4,745
Series K057, Class A2, 2.57%, 7/25/26	7,000	6,642
Series K061, Class A1, 3.01%, 8/25/26	201	199
Series 3987, Class A, 2.00%, 9/15/26	190	186
Series K059, Class A2, 3.12%, 9/25/26 (d)	4,500	4,326
Series K061, Class A2, 3.35%, 11/25/26 (d)	4,000	3,868
Series K080, Class A2, 3.93%, 7/25/28 (d)	15,000	14,759
3.00%, 3/1/32 - 1/1/52	11,140	10,309
3.50%, 10/1/33 - 8/1/48	13,396	12,614
4.00%, 10/1/33 - 9/1/52	22,271	21,430
5.50%, 12/1/35 - 4/1/53	2,682	2,689
Series 3134, Class FA, 5.41% (LIBOR01M+30bps), 3/15/36 (a)	350	346
5.00%, 3/1/38 - 6/1/53	33,950	33,494
Series 4023, Class PF, 5.66% (LIBOR01M+55bps), 10/15/41 (a)	320	319
4.50%, 11/1/42 - 10/1/52	10,911	10,597
Series 4623, Class H, 2.50%, 11/15/44	1,253	1,130
4.04% (SOFR30A+227bps), 8/1/52 (a)	7,364	7,082
6.50%, 2/1/53	3,831	3,925
		210,018
Federal National Mortgage Association
Series 2014-M1, Class A2, 2.90%, 7/25/23 (d)	90	89
Series M7, Class AV2, 2.16%, 10/25/23	165	165
Series 2015-M13, Class A2, 2.70%, 6/25/25 (d)	1,592	1,535
3.00%, 2/1/27 - 2/1/52	13,174	11,983
Series 2017-M8, Class A2, 3.06%, 5/25/27 (d)	3,329	3,179
Series 2017-M12, Class A2, 3.06%, 6/25/27 (d)	4,158	3,973
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27	1,621	1,524
Series 102, Class GA, 1.38%, 9/25/27	402	374
Series 2018-M4, Class A2, 3.06%, 3/25/28 (d)	2,175	2,069
Series 2018-M10, Class A2, 3.36%, 7/25/28 (d)	8,049	7,746
1.64%, 9/1/31	1,250	1,011
Series 2022-M13, Class A2, 2.59%, 6/25/32	3,671	3,194
Series 2023-M4, Class A2, 3.89%, 8/25/32 (d)	4,000	3,817
Series 2005-29, Class FY, 5.44% (LIBOR01M+60bps), 4/25/35 - 8/25/37 (a)	1,061	1,048

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Government Securities Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/35 - 4/1/53	$13,776	$13,571
5.50%, 11/1/37 - 10/1/52	5,464	5,466
4.50%, 1/1/38 - 9/1/52	36,004	34,894
4.00%, 4/1/38 - 9/1/52	44,884	42,696
6.00%, 5/1/38	134	142
2.50%, 6/1/41 - 11/1/50	19,936	17,237
3.50%, 1/1/42 - 7/1/52	27,623	25,603
2.00%, 11/1/51 - 12/1/51	26,862	22,153
		203,469
Government National Mortgage Association
4.50%, 4/20/24 - 5/20/53	19,070	18,841
7.00%, 5/15/27 - 7/15/32	536	557
8.00%, 5/15/27 - 9/15/30	162	170
7.50%, 2/15/28 - 11/15/31	124	129
6.00%, 4/15/28 - 12/15/38	4,771	4,944
6.50%, 5/15/28 - 8/20/34	1,366	1,422
6.75%, 5/15/28	4	5
5.50%, 4/20/33 - 6/15/39	7,124	7,377
5.00%, 5/20/33 - 11/20/52	9,996	9,924
4.00%, 7/15/40 - 11/20/49	7,455	7,175
2.50%, 2/20/50 - 12/20/51	25,341	22,187
Series 2022-68, Class WQ, 3.59%, 5/20/50 (d)	4,440	4,218
3.00%, 8/20/51 - 10/20/51	18,900	17,061
		94,010
Small Business Administration Pools
5.15% (PRIME-285bps), 9/25/31 (a)	4,161	4,118
7.63% (PRIME-38bps), 2/25/32 (a)	4,228	4,433
8.88% (PRIME+88bps), 2/25/32 (a)	3,515	3,766
9.58% (PRIME+158bps), 2/25/32 (a)	3,407	3,729
8.13% (PRIME+13bps), 6/25/32 (a)	3,394	3,596
5.50% (PRIME-250bps), 9/25/32 (a)	3,679	3,674
6.25% (PRIME-175bps), 10/25/34 (a)	1,467	1,492
		24,808
		541,975
Total U.S. Government Agency Mortgages (Cost $569,339)		541,975

U.S. Treasury Obligations (35.5%)
U.S. Treasury Bonds
5.25%, 2/15/29	5,000	5,354
1.13%, 8/15/40	14,000	9,026
1.75%, 8/15/41	7,000	4,939
2.00%, 11/15/41	5,000	3,676
3.38%, 8/15/42	5,000	4,569
U.S. Treasury Notes
0.13%, 9/15/23	6,000	5,909
0.25%, 11/15/23	5,000	4,885
2.00%, 4/30/24	5,000	4,854
0.38%, 8/15/24	5,000	4,732
2.13%, 11/30/24	4,000	3,849
2.00%, 2/15/25	4,000	3,830
2.13%, 5/15/25	4,500	4,305
0.25%, 7/31/25	6,000	5,500
0.38%, 1/31/26	16,000	14,504
1.38%, 8/31/26	7,000	6,444
1.63%, 10/31/26	7,000	6,479
1.13%, 2/29/28	15,000	13,259
1.25%, 4/30/28	5,000	4,431
2.88%, 5/15/28	10,000	9,584
1.25%, 5/31/28	5,000	4,424
1.00%, 7/31/28	3,000	2,610
1.13%, 8/31/28	5,000	4,371

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Government Securities Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
1.38%, 10/31/28	$20,000	$17,655
2.63%, 2/15/29	7,000	6,585
2.38%, 3/31/29	30,000	27,816
2.38%, 5/15/29	10,000	9,263
2.75%, 5/31/29	15,000	14,188
3.88%, 11/30/29	9,000	9,066
3.50%, 1/31/30	10,000	9,864
0.88%, 11/15/30	7,000	5,755
1.63%, 5/15/31	10,000	8,623
1.25%, 8/15/31	40,000	33,275
2.88%, 5/15/32	13,000	12,230
4.13%, 11/15/32	25,000	25,930
3.50%, 2/15/33	15,000	14,822
3.38%, 5/15/33 (f)	18,000	17,615
Total U.S. Treasury Obligations (Cost $365,082)		344,221

Investment Companies (0.2%)
Federated Treasury Obligations Fund Institutional Shares, 4.95%(g)	1,727,895	1,728
Total Investment Companies (Cost $1,728)		1,728

Repurchase Agreements (1.3%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 5.05%, 6/1/23, purchased on 05/31/23, with a maturity date of 6/1/23, with a value of $13,000 (Collateralized by U.S. Treasury Bond, 2.50%, due 05/15/2046, with a value of $13,260)	13,000	13,000
Total Repurchase Agreements (Cost $13,000)		13,000

Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.00% (g)	4,228,750	4,229
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.03% (g)	4,228,750	4,228
Invesco Government & Agency Portfolio, Institutional Shares, 5.04% (g)	4,228,750	4,229
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.00% (g)	4,228,750	4,229
Total Collateral for Securities Loaned (Cost $16,915)		16,915

Total Investments (Cost $1,036,815) — 101.6%		984,844
Liabilities in excess of other assets — (1.6)%		(15,954)
NET ASSETS - 100.00%		$968,890

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2023.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $16,760 thousands and amounted to 1.7% of net assets.
(c)	Amount represents less than 0.05% of net assets.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at May 31, 2023.
(e)	Stepped-coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f)	All or a portion of this security is on loan.
(g)	Rate disclosed is the daily yield on May 31, 2023.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of May 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of May 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
SOFR30A—30-day average of SOFR, rate disclosed as of May 31, 2023.
SOFR—Secured Overnight Financing Rate

Victory Portfolios III	Schedule of Portfolio Investments
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.1%)
Industrials (0.1%):
Northwest Senior Housing Corp. - Edgemere Project, Promissory Note, DIP Loan
10.00%, 6/30/23 (a)	$992	$992
12.00%, 6/30/23 (a)	714	714
		1,706
Total Corporate Bonds (Cost $1,706)		1,706

Municipal Bonds (98.7%)
Alabama (0.6%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	4,000	3,407
Homewood Educational Building Authority Revenue
5.00% , 12/1/47, Continuously Callable @100	4,500	4,597
Series A, 4.00% , 12/1/51, Continuously Callable @100	3,000	2,661
		10,665
Alaska (0.0%):(b)
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	1,000	878

Arizona (1.9%):
Arizona IDA Revenue
5.00% , 7/1/52, Continuously Callable @100	1,725	1,758
Series A, 5.00% , 7/1/47, Continuously Callable @100	600	601
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50% , 7/1/29	1,000	1,127
Series B, 5.50% , 7/1/30	1,500	1,721
Maricopa County IDA Revenue
5.00% , 7/1/47, Continuously Callable @100	1,600	1,606
Series A, 4.00% , 7/1/56, Continuously Callable @100	1,000	869
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	9,922
Tempe IDA Revenue, 4.00%, 12/1/46, Continuously Callable @102	2,500	1,792
The City of Phoenix IDA Revenue
5.00% , 7/1/41, Continuously Callable @100	1,200	1,206
5.00% , 7/1/42, Continuously Callable @100	1,250	1,220
5.00% , 7/1/44, Continuously Callable @100	6,000	6,009
The County of Pima IDA Revenue
4.00% , 6/15/51, Continuously Callable @100 (c)	2,500	1,799
Series A, 6.88% , 11/15/52, Continuously Callable @103 (c)	3,750	3,793
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,595
		35,018
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (d)	1,000	825
7/1/29 (d)	1,165	926
7/1/30 (d)	1,150	882
7/1/36 (d)	2,500	1,452
		4,085
California (4.9%):
California Educational Facilities Authority Revenue, 5.00%, 10/1/52, Continuously Callable @100	3,000	2,910
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,024
California State Public Works Board Revenue
5.00% , 6/1/31, Continuously Callable @100	2,950	2,950
Series B, 5.00% , 10/1/39, Continuously Callable @100	3,500	3,605

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Cerritos Community College District, GO
Series D, 8/1/31 (d)	$1,000	$759
Series D, 8/1/32 (d)	2,500	1,833
Series D, 8/1/33 (d)	2,175	1,531
Series D, 8/1/34 (d)	1,000	672
Series D, 8/1/35 (d)	1,500	951
Series D, 8/1/36 (d)	2,200	1,318
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/41 (d)	8,500	3,796
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.), 6/1/42 (d)	10,000	4,377
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @ 100	2,000	2,000
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,440	1,442
Los Alamitos Unified School District Certificate of Participation
8/1/34, Continuously Callable @100 (e)	1,200	1,282
8/1/42, Continuously Callable @100 (e)	4,500	4,695
Paramount Unified School District, GO
8/1/34 (d)	1,860	1,288
8/1/35 (d)	2,000	1,310
8/1/36 (d)	2,750	1,693
8/1/37 (d)	2,750	1,562
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00% , 3/1/36, Continuously Callable @100	2,560	2,594
Series A, 5.00% , 3/1/40, Continuously Callable @100	2,000	2,027
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,566
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36 (d)	13,605	7,954
Series G, 8/1/37 (d)	14,285	7,833
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4/1/29 (d)	15,000	11,732
State of California, GO, 5.00%, 10/1/47, Continuously Callable @100	5,000	5,183
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/34 (d)	8,885	6,057
The El Camino Community College District Foundation, GO
Series C, 8/1/34 (d)	3,000	2,053
Series C, 8/1/38 (d)	3,000	1,669
		90,666
Colorado (2.4%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00% , 12/1/48, Continuously Callable @100	2,500	2,215
4.00% , 1/1/52, Continuously Callable @100	675	534
5.00% , 4/1/53, Continuously Callable @100	750	722
4.50% , 7/1/53, Continuously Callable @100	3,000	2,853
4.00% , 1/1/62, Continuously Callable @100	795	602
Colorado Health Facilities Authority Revenue
5.00% , 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	6,203
5.50% , 11/1/47, Continuously Callable @100	1,000	1,067
Series A, 4.00% , 8/1/44, Continuously Callable @100	2,070	1,905
Series A, 4.00% , 9/1/50, Continuously Callable @100	1,500	1,308
Series A, 4.00% , 12/1/50, Continuously Callable @103	7,250	5,760
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	650
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64 (d)	10,000	5,549

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Park Creek Metropolitan District Revenue
5.00% , 12/1/45, Continuously Callable @100	$1,000	$1,021
5.00% , 12/1/46, Continuously Callable @100	2,500	2,550
5.00% , 12/1/51, Continuously Callable @100	2,000	2,035
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,094
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Pre-refunded 6/1/23 @ 100	5,000	5,000
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	869
		44,937
Connecticut (0.8%):
Connecticut State Health & Educational Facilities Authority Revenue
5.25% , 7/1/53, Continuously Callable @100	3,000	3,193
Series A, 4.00% , 7/1/49, Continuously Callable @100	3,000	2,487
Series U, 4.00% , 7/1/52, Continuously Callable @100	3,000	2,594
State of Connecticut, GO
Series A, 5.00% , 4/15/38, Continuously Callable @100	5,500	5,875
Series A, 5.00% , 4/15/39, Continuously Callable @100	1,550	1,674
		15,823
District of Columbia (0.3%):
District of Columbia Revenue
6.00% , 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,703
6.00% , 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,453
5.00% , 7/1/49, Continuously Callable @100	1,275	1,238
5.00% , 7/1/54, Continuously Callable @100	1,140	1,093
		5,487
Florida (7.1%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/46, Continuously Callable @103	700	508
City of Atlantic Beach Revenue
Series A, 5.00% , 11/15/53, Continuously Callable @103	2,000	1,623
Series B, 5.63% , 11/15/43, Continuously Callable @100	7,000	6,458
City of Jacksonville Revenue, 4.00%, 11/1/45, Continuously Callable @100	2,500	2,229
City of Pompano Beach Revenue
4.00% , 9/1/50, Continuously Callable @103	8,000	5,964
Series A, 4.00% , 9/1/51, Continuously Callable @103	2,895	2,144
County of Miami-Dade Florida Water & Sewer System Revenue
4.00% , 10/1/46, Continuously Callable @100	3,000	2,846
Series B, 4.00% , 10/1/44, Continuously Callable @100	21,500	20,861
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,769
County of Miami-Dade Seaport Department Revenue (INS - Assured Guaranty Municipal Corp.), Series A-2, 4.00%, 10/1/49, Continuously Callable @100	4,000	3,801
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/48, Continuously Callable @100	1,000	1,033
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	1,967
Escambia County Health Facilities Authority Revenue
4.00% , 8/15/45, Continuously Callable @100	6,265	5,467
4.00% , 8/15/50, Continuously Callable @100	5,050	4,236
Florida Development Finance Corp. Revenue
4.00% , 7/1/45, Continuously Callable @100	600	492
4.00% , 2/1/52, Continuously Callable @100	4,000	3,137
4.00% , 7/1/55, Continuously Callable @100	500	383
Series A, 5.00% , 6/15/55, Continuously Callable @100	1,500	1,401

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Florida Higher Educational Facilities Financial Authority Revenue
5.00% , 3/1/44, Continuously Callable @100	$4,280	$3,735
4.00% , 10/1/44, Continuously Callable @100	1,400	1,184
5.00% , 3/1/49, Continuously Callable @100	1,250	1,050
4.00% , 10/1/49, Continuously Callable @100	1,150	930
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Pre-refunded 6/1/25 @ 100	3,000	3,096
Lee County IDA Revenue
5.00% , 11/15/49, Continuously Callable @103	12,350	11,680
Series A, 5.25% , 10/1/52, Continuously Callable @103	1,000	837
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	3,995
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	2,500	2,182
Miami-Dade County Expressway Authority Revenue
Series A, 5.00% , 7/1/39, Continuously Callable @100	5,000	5,057
Series A, 5.00% , 7/1/40, Continuously Callable @100	5,000	5,004
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	1,792
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,368
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	2,070	1,682
Palm Beach County Health Facilities Authority Revenue
5.00% , 11/15/45, Continuously Callable @103	150	141
5.00% , 5/15/47, Continuously Callable @100	5,000	3,712
Series A, 5.00% , 11/1/52, Continuously Callable @100	250	243
Series B, 5.00% , 11/15/42, Continuously Callable @103	1,000	955
Polk County IDA Revenue
5.00% , 1/1/49, Continuously Callable @103	1,000	871
5.00% , 1/1/55, Continuously Callable @103	1,000	851
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	1,585
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable @100	5,000	4,513
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	6,000	4,750
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 7/1/23 @ 100	2,200	2,202
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,060
		131,794
Georgia (1.3%):
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	2,674
Development Authority of Heard County Revenue, 4.00%, 9/1/29, Continuously Callable @100 (f)	300	300
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	13,860
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously Callable @100	1,500	1,484
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	2,875
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	1,100	965
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable @100	1,700	1,546
The Development Authority of Burke County Revenue, 4.23%, 11/1/48, Continuously Callable @100 (f)	1,000	1,000
		24,704

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Illinois (14.8%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.75%, 4/1/48, Continuously Callable @100	$2,500	$2,681
Chicago Board of Education, GO
Series A, 4.00% , 12/1/47, Continuously Callable @100	8,220	7,043
Series A, 5.00% , 12/1/47, Continuously Callable @100	1,800	1,761
Series H, 5.00% , 12/1/36, Continuously Callable @100	5,000	5,044
Chicago Midway International Airport Revenue
Series B, 5.00% , 1/1/41, Continuously Callable @100	2,500	2,569
Series B, 5.00% , 1/1/46, Continuously Callable @100	3,500	3,585
Chicago O'Hare International Airport Revenue
5.75% , 1/1/43, Continuously Callable @100	5,000	5,009
Series C, 4.00% , 1/1/38, Continuously Callable @100	1,000	996
Series C, 5.00% , 1/1/41, Continuously Callable @100	5,000	5,175
Chicago Park District, GO
Series A, 5.00% , 1/1/40, Continuously Callable @100	3,000	3,071
Series F-2, 5.00% , 1/1/40, Continuously Callable @100	1,125	1,187
City of Chicago Wastewater Transmission Revenue
5.00% , 1/1/44, Continuously Callable @100	4,000	4,015
Series A, 5.00% , 1/1/47, Continuously Callable @100	3,000	3,030
Series C, 5.00% , 1/1/39, Continuously Callable @100	3,000	3,032
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,029
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	4,000	3,394
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,052
County of Cook Community College District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	9,714
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	8,064
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	1,908
Illinois Finance Authority Revenue
3.90% , 3/1/30, Continuously Callable @100	14,000	14,092
5.50% , 4/1/32, Continuously Callable @100	7,065	6,619
4.00% , 2/1/33, Continuously Callable @100	6,000	6,002
5.00% , 5/15/37, Continuously Callable @100	700	652
4.00% , 3/1/38, Continuously Callable @100	2,000	1,986
4.00% , 2/15/41, Pre-refunded 2/15/27 @ 100	20	21
5.00% , 8/1/42, Continuously Callable @100	750	755
5.00% , 1/1/44, Pre-refunded 1/1/28 @ 100	10,000	10,914
5.00% , 8/15/44, Continuously Callable @100	2,000	2,007
4.00% , 12/1/46, Continuously Callable @100	4,500	4,041
5.00% , 2/15/47, Continuously Callable @100	1,000	947
5.00% , 5/15/47, Continuously Callable @100	1,155	1,021
5.00% , 8/1/47, Continuously Callable @100	750	749
5.00% , 12/1/47, Continuously Callable @100	2,000	2,002
5.00% , 10/1/49, Continuously Callable @100	1,250	1,271
5.00% , 2/15/50, Continuously Callable @100	500	466
5.00% , 10/1/51, Continuously Callable @100	1,000	1,014
5.00% , 3/1/52, Continuously Callable @100	1,075	978
4.00% , 10/1/55, Continuously Callable @100	2,000	1,579
Series A, 4.00% , 7/1/38, Pre-refunded 7/1/26 @ 100	5,000	5,142
Series A, 4.00% , 10/1/40, Continuously Callable @100	12,395	12,205
Series A, 6.00% , 7/1/43, Continuously Callable @100	5,000	5,008
Series A, 4.00% , 8/1/51, Continuously Callable @100	3,500	2,856
Series C, 4.00% , 2/15/41, Pre-refunded 2/15/27 @ 100	485	503
Series C, 4.00% , 2/15/41, Continuously Callable @100	10,495	10,136
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/46, Continuously Callable @100	4,000	3,854
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable @100	9,500	9,630
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	9,000	7,997

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	$600	$559
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.), 6.50%, 7/1/30	37,550	43,634
Sangamon County Water Reclamation District, GO
Series A, 4.00% , 1/1/49, Continuously Callable @100	15,000	12,734
Series A, 5.75% , 1/1/53, Continuously Callable @100	2,000	2,043
State of Illinois, GO
5.50% , 5/1/39, Continuously Callable @100	2,275	2,442
Series A, 5.00% , 10/1/33, Continuously Callable @100	2,000	2,124
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00% , 2/1/31, Continuously Callable @100	1,000	1,007
4.00% , 2/1/32, Continuously Callable @100	1,000	1,006
Series A, 5.00% , 4/1/29, Continuously Callable @100	8,000	8,015
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	10,297
		275,667
Indiana (1.8%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00% , 2/1/38, Continuously Callable @100	5,540	5,326
4.00% , 2/1/39, Continuously Callable @100	3,605	3,437
Indiana Finance Authority Revenue
5.00% , 2/1/40, Continuously Callable @100	1,495	1,502
5.00% , 11/15/43, Continuously Callable @103	1,970	1,812
5.00% , 11/15/48, Continuously Callable @103	3,895	3,513
4.00% , 11/15/51, Continuously Callable @100	1,030	725
Series A, 5.50% , 4/1/46, Continuously Callable @100	5,000	5,044
Series A, 5.50% , 7/1/52, Continuously Callable @100	4,500	4,655
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,088
		33,102
Iowa (0.6%):
Iowa Finance Authority Revenue
Series A, 5.00% , 5/15/43, Continuously Callable @100	6,235	4,785
Series B, 5.00% , 2/15/48, Continuously Callable @100	4,000	4,101
Iowa Higher Education Loan Authority Revenue, 5.38%, 10/1/52, Continuously Callable @100	1,000	1,022
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	880
		10,788
Kansas (1.0%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (c)	2,500	2,585
City of Lawrence Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	5,000	5,031
City of Manhattan Revenue
Series A, 4.00% , 6/1/46, Continuously Callable @103	1,000	719
Series A, 4.00% , 6/1/52, Continuously Callable @103	1,500	1,013
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (c)	7,600	7,240
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,033
		18,621
Kentucky (1.1%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,011
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	2,647
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100	1,070	913

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kentucky Economic Development Finance Authority Revenue
5.00% , 5/15/46, Continuously Callable @100	$5,500	$4,415
Series B, 5.00% , 8/15/41, Continuously Callable @100	3,000	3,097
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00% , 12/1/41, Continuously Callable @100	500	470
Series A, 5.00% , 12/1/45, Continuously Callable @100	2,000	2,053
Louisville Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52, Continuously Callable @100	6,000	6,091
		20,697
Louisiana (4.0%):
City of Shreveport Water & Sewer Revenue
5.00% , 12/1/40, Continuously Callable @100	1,000	1,007
Series B, 5.00% , 12/1/41, Continuously Callable @100	5,500	5,546
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	873
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,162
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,038
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	6,741
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	5,867
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00% , 10/1/39, Continuously Callable @100	1,685	1,745
4.00% , 10/1/46, Continuously Callable @100	8,210	7,542
5.00% , 10/1/48, Continuously Callable @100	5,000	5,076
Louisiana Public Facilities Authority Revenue
4.00% , 5/15/41, Pre-refunded 5/15/26 @ 100	15	15
4.00% , 5/15/41, Continuously Callable @100	1,235	1,155
5.00% , 11/1/45, Pre-refunded 11/1/25 @ 100	6,000	6,249
5.00% , 5/15/46, Continuously Callable @100	5,000	5,066
5.00% , 7/1/52, Continuously Callable @100	400	408
4.00% , 1/1/56, Continuously Callable @100	9,000	7,883
5.00% , 7/1/57, Continuously Callable @100	2,000	2,036
Series A, 4.00% , 12/15/50, Pre-refunded 12/15/27 @ 100	30	32
Series A, 4.00% , 12/15/50, Continuously Callable @100	970	945
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @ 100	5,000	5,189
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	6,242
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,225	1,227
		74,044
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	7,020

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5.00% , 4/15/40, Continuously Callable @100	$1,000	$1,004
5.00% , 7/1/46, Continuously Callable @100	4,000	4,006
5.00% , 7/1/47, Continuously Callable @100	3,280	3,288
4.00% , 7/1/51, Continuously Callable @100	1,000	800
5.00% , 7/1/52, Continuously Callable @100	1,500	1,499
Series A, 5.50% , 7/1/44, Continuously Callable @100	2,000	1,778
Series A, 4.00% , 10/1/46, Continuously Callable @100	3,370	2,861
Series A, 4.00% , 6/1/49, Pre-refunded 6/1/29 @ 100	1,000	1,065
Series B, 4.00% , 6/1/50, Continuously Callable @100	1,700	1,355
Series B, 4.00% , 7/1/50, Continuously Callable @100	975	802
Series D, 5.00% , 7/1/44, Continuously Callable @100	3,000	3,027
Series E, 4.00% , 7/1/38, Continuously Callable @100	1,000	942
Series J2, 5.00% , 7/1/53, Continuously Callable @100	10,000	10,254
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,168
		33,849
Michigan (2.4%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B, 4.00% , 2/1/41, Continuously Callable @100	2,000	1,950
Series B, 5.00% , 2/1/46, Continuously Callable @100	2,900	2,960
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	2,574
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,226
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5.00% , 5/1/45, Continuously Callable @100	6,000	6,154
5.00% , 5/1/48, Continuously Callable @100	3,000	3,064
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	2,804
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,093
Michigan Finance Authority Revenue
5.00% , 11/1/43, Continuously Callable @100	1,000	1,045
4.00% , 2/15/44, Continuously Callable @100	5,000	4,723
4.00% , 2/15/47, Continuously Callable @100	1,000	933
4.00% , 2/15/50, Continuously Callable @100	2,000	1,850
4.00% , 9/1/50, Continuously Callable @100	1,000	856
4.00% , 11/1/55, Continuously Callable @100	4,000	3,666
Series A, 4.00% , 11/15/50, Continuously Callable @100	3,000	2,675
Michigan State Building Authority Revenue, 4.00%, 10/15/49, Continuously Callable @100	2,500	2,338
		43,911
Missouri (3.1%):
Cape Girardeau County IDA Revenue
5.00% , 3/1/36, Continuously Callable @100	750	756
Series A, 6.00% , 3/1/33, Continuously Callable @103	1,935	1,990
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,017
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% , 8/1/36, Continuously Callable @100	440	373
5.00% , 5/15/40, Continuously Callable @103	5,510	4,278
4.00% , 8/1/41, Continuously Callable @100	410	322
4.00% , 2/1/48, Continuously Callable @100	10,000	7,369
4.00% , 2/15/51, Continuously Callable @100	1,000	855
Series A, 5.00% , 2/1/42, Continuously Callable @104	3,500	3,238
Series A, 5.00% , 11/15/43, Continuously Callable @100	1,000	1,030
Series A, 4.00% , 2/15/54, Continuously Callable @100	2,500	2,285
Missouri Development Finance Board Revenue
4.00% , 6/1/46, Continuously Callable @100	17,775	16,124
4.00% , 3/1/51, Continuously Callable @100	2,000	1,658
St. Louis County IDA Revenue
5.88% , 9/1/43, Continuously Callable @100	5,000	4,783
5.00% , 9/1/48, Continuously Callable @100	2,000	1,638

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00% , 10/1/38, Continuously Callable @100	$3,065	$3,184
5.00% , 10/1/49, Continuously Callable @100	3,000	3,102
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,805	1,856
		57,858
Montana (0.3%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 7/7/23 @ 100	4,000	3,953
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	1,000	930
		4,883
Nebraska (1.3%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	13,665	13,851
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,445
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	6,758
		24,054
Nevada (1.0%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	2,790
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00% , 7/1/41, Continuously Callable @100	4,400	4,283
Series C, 4.00% , 7/1/46, Continuously Callable @100	12,140	11,502
		18,575
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	3,000	2,254

New Jersey (5.4%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.38%, 11/15/52, Continuously Callable @100	1,000	1,096
New Jersey Economic Development Authority Revenue
5.16% (MUNIPSA+160bps), 3/1/28 (g)	20,000	20,000
5.00% , 6/15/40, Continuously Callable @100	8,125	8,260
5.00% , 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	1,906
4.00% , 11/1/44, Continuously Callable @100	3,000	2,832
4.00% , 6/15/49, Continuously Callable @100	4,000	3,694
Series A, 5.00% , 6/15/47, Continuously Callable @100	3,000	3,104
Series A, 5.00% , 11/1/52, Continuously Callable @100	5,000	5,305
Series AAA, 5.00% , 6/15/41, Pre-refunded 12/15/26 @ 100	4,000	4,272
Series B, 5.00% , 6/15/43, Continuously Callable @100	3,500	3,649
Series WW, 5.25% , 6/15/40, Pre-refunded 6/15/25 @ 100	2,835	2,949
Series WW, 5.25% , 6/15/40, Pre-refunded 6/15/25 @ 100	165	172
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,220
New Jersey Educational Facilities Authority Revenue
Series B, 5.00% , 9/1/36, Continuously Callable @100	5,000	5,171
Series F, 5.00% , 7/1/47, Continuously Callable @100	3,000	2,622
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously Callable @100	2,250	2,345
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,262
New Jersey Transportation Trust Fund Authority Revenue
5.25% , 6/15/43, Continuously Callable @100	4,000	4,219
5.00% , 6/15/48, Continuously Callable @100	4,000	4,259
Series A, 5.00% , 12/15/36, Continuously Callable @100	2,125	2,240
Series AA, 5.25% , 6/15/41, Continuously Callable @100	2,000	2,044
Series BB, 4.00% , 6/15/50, Continuously Callable @100	15,000	13,892

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Camden County Improvement Authority Revenue, 6.00%, 6/15/52, Continuously Callable @100	$1,325	$1,375
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable @100	500	491
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,110
		101,489
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	8,625	6,899
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (c)	670	556
		7,455
New York (2.7%):
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously Callable @100	4,000	3,940
Build NYC Resource Corp. Revenue, 5.00%, 7/1/52, Continuously Callable @100	700	688
Metropolitan Transportation Authority Revenue
Series A, 11/15/32 (d)	5,000	3,503
Series A-2, 5.00% , 11/15/45, (Put Date 5/15/30) (h)	5,490	5,871
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	17,983
2.80% , 9/15/69, Continuously Callable @100	1,500	1,325
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	2,403
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/46, Continuously Callable @100	2,000	2,043
New York State Urban Development Corp. Revenue, Series A, 4.00%, 3/15/45, Continuously Callable @100	5,000	4,865
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31 (d)	5,000	3,629
Series A, 11/15/32 (d)	3,000	2,056
Series B, 11/15/32 (d)	2,500	1,832
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,014
		51,152
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00% , 1/1/49, Continuously Callable @104	2,725	2,531
Series A, 4.00% , 10/1/50, Continuously Callable @103	1,000	783
		3,314
North Dakota (0.5%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	2,375	1,891
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	6,297
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series A, 4.00%, 6/1/51, Continuously Callable @100	1,500	1,396
		9,584
Ohio (2.6%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	2,339
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	1,745
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	8,669

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	$5,000	$4,312
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,047
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	5,120
County of Montgomery Revenue
4.00% , 11/15/42, Continuously Callable @100	2,500	2,230
4.00% , 11/15/45, Continuously Callable @100	2,000	1,739
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100	9,100	9,172
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable @100	4,475	4,700
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25, Continuously Callable @100 (c)	2,000	1,991
State of Ohio Revenue
4.00% , 11/15/40, Continuously Callable @100	655	596
Series A, 4.00% , 1/15/50, Continuously Callable @100	5,000	4,383
		49,043
Oklahoma (1.0%):
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	4,250	3,536
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	3,864
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	9,216
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	1,956
		18,572
Oregon (0.6%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	690	691
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	1,870
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	3,800	3,387
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	830
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	863
Union County Hospital Facility Authority Revenue
5.00% , 7/1/47, Continuously Callable @100	450	443
5.00% , 7/1/52, Continuously Callable @100	1,325	1,277
Yamhill County Hospital Authority Revenue
5.00% , 11/15/51, Continuously Callable @102	1,180	871
Series B-2, 2.13% , 11/15/27, Continuously Callable @100	1,000	881
Series B-3, 1.75% , 11/15/26, Continuously Callable @100	680	627
		11,740
Pennsylvania (8.6%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	7,400	6,784
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	6,578
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,337
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100 (c)	5,000	4,657
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5.00% , 12/1/45, Pre-refunded 12/1/25 @ 100	1,000	1,045
5.00% , 12/1/48, Pre-refunded 12/1/25 @ 100	300	313

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A, 4.00% , 3/15/38, Continuously Callable @100	$1,000	$1,003
Series A, 4.00% , 3/15/41, Continuously Callable @100	2,250	2,217
Berks County IDA Revenue
5.00% , 5/15/48, Pre-refunded 5/15/25 @ 102	1,000	1,052
5.00% , 11/1/50, Continuously Callable @100	8,500	4,729
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	2,652
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4.00% , 6/1/44, Continuously Callable @100	3,500	3,411
4.00% , 6/1/48, Continuously Callable @100	1,105	1,047
4.00% , 6/1/50, Continuously Callable @100	6,065	5,726
Chester County IDA Revenue
6.00% , 10/15/52, Continuously Callable @100 (c)	1,775	1,761
Series A, 5.25% , 10/15/47, Continuously Callable @100	3,250	2,948
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,039
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	11,000	9,775
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100	2,250	2,280
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	5,162
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	1,000	704
Montgomery County Higher Education and Health Authority Revenue, Series B, 4.00%, 5/1/52, Continuously Callable @100	6,000	5,280
Montgomery County IDA Revenue
5.00% , 12/1/48, Continuously Callable @102	2,000	1,819
5.00% , 12/1/49, Continuously Callable @103	2,000	1,964
Northampton County General Purpose Authority Revenue
4.00% , 8/15/40, Continuously Callable @100	4,000	3,751
5.00% , 8/15/48, Continuously Callable @100	2,440	2,480
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00% , 5/1/44, Continuously Callable @100	1,000	1,000
5.00% , 5/1/49, Continuously Callable @100	1,350	1,320
Pennsylvania Economic Development Financing Authority Revenue
4.00% , 7/1/46, Continuously Callable @103	1,000	786
Series A, 4.00% , 10/15/51, Continuously Callable @100	2,320	2,052
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25% , 7/15/33, Pre-refunded 7/15/23 @ 100	1,970	1,974
Series A, 5.50% , 7/15/38, Pre-refunded 7/15/23 @ 100	2,750	2,756
Series A, 4.00% , 7/15/46, Continuously Callable @100	2,025	1,715
Pennsylvania Turnpike Commission Revenue
5.00% , 12/1/37, Continuously Callable @100	1,000	1,048
Series A, 4.00% , 12/1/49, Continuously Callable @100	5,000	4,450
Series A-1, 5.00% , 12/1/46, Continuously Callable @100	3,000	3,036
Series A-1, 5.00% , 12/1/47, Continuously Callable @100	4,000	4,137
Series A-2, 5.00% , 12/1/33, Continuously Callable @100	1,250	1,359
Series B, 5.00% , 6/1/39, Continuously Callable @100	8,000	8,234
Series B, 5.00% , 12/1/43, Continuously Callable @100	5,000	5,231
Series B, 4.00% , 12/1/51, Continuously Callable @100	1,500	1,389
Series B, 4.00% , 12/1/51, Continuously Callable @100	5,645	5,170
Series B-1, 5.00% , 6/1/42, Continuously Callable @100	4,000	4,122
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	5,281
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,023

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
School District of Philadelphia, GO
Series A, 5.00% , 9/1/44, Continuously Callable @100	$10,000	$10,398
Series B, 5.00% , 9/1/43, Continuously Callable @100	2,500	2,590
Series F, 5.00% , 9/1/37, Continuously Callable @100	1,000	1,032
Series F, 5.00% , 9/1/38, Pre-refunded 9/1/26 @ 100	10	10
Series F, 5.00% , 9/1/38, Continuously Callable @100	1,990	2,048
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,033
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4.00% , 4/15/49, Continuously Callable @100	750	703
5.00% , 4/15/59, Continuously Callable @100	3,000	3,119
		160,530
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,012
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	180
		2,192
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,347
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	2,000	1,703
South Carolina Jobs-Economic Development Authority Revenue
5.00% , 11/15/47, Continuously Callable @103	1,850	1,714
5.00% , 4/1/54, Continuously Callable @103	1,000	813
4.00% , 4/1/54, Continuously Callable @103	1,165	769
		7,346
South Dakota (0.0%):(b)
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Pre-refunded 6/1/23 @ 100	500	500

Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,052
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00% , 10/1/45, Continuously Callable @100	1,500	1,412
5.00% , 7/1/46, Continuously Callable @100	5,000	5,068
4.00% , 10/1/51, Continuously Callable @100	1,000	755
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	1,960
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30) (h)	5,000	5,279
		16,526
Texas (16.4%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00% , 8/15/43, Continuously Callable @100	10,000	9,557
4.00% , 8/15/44, Continuously Callable @100	2,170	2,063
Series A, 5.00% , 2/15/41, Continuously Callable @100	3,000	3,063
Series A, 5.00% , 12/1/53, Continuously Callable @100	7,200	7,357
Bexar County Health Facilities Development Corp. Revenue
5.00% , 7/15/42, Continuously Callable @105	600	503
4.00% , 7/15/45, Continuously Callable @100	8,450	5,862
Central Texas Regional Mobility Authority Revenue
4.00% , 1/1/41, Continuously Callable @100	5,000	4,684
Series A, 5.00% , 1/1/45, Pre-refunded 7/1/25 @ 100	3,500	3,622
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	6,546
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A, 8/15/30 (d)	18,530	14,268

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	$7,500	$7,722
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	5,917
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100	1,000	913
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	3,754
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	700
Clifton Higher Education Finance Corp. Revenue
6.00% , 8/15/33, Continuously Callable @100	1,000	1,005
6.00% , 8/15/43, Continuously Callable @100	2,750	2,762
4.25% , 8/15/52, Continuously Callable @100	1,500	1,383
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00% , 8/15/39, Continuously Callable @100	4,250	4,299
4.00% , 8/15/44, Continuously Callable @100	11,000	10,276
5.00% , 8/15/48, Continuously Callable @100	10,000	10,321
County of Bexar Revenue
4.00% , 8/15/44, Continuously Callable @100	500	463
4.00% , 8/15/49, Continuously Callable @100	1,700	1,532
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	6,663
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	4,264
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	1,864
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	1,793
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38, Continuously Callable @100	6,100	5,356
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	14,327
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,027
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	1,956
Manor Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 8/1/52, Continuously Callable @100	15,095	15,841
Matagorda County Navigation District No. 1 Revenue
4.00% , 6/1/30, Continuously Callable @100	6,000	5,721
4.00% , 6/1/30, Continuously Callable @100	9,615	9,168
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	15,576
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00% , 7/1/47, Callable 7/1/25 @ 100 (i)	6,000	5,373
5.00% , 4/1/48, Pre-refunded 4/1/26 @ 100	1,250	1,314
4.00% , 11/1/55, Continuously Callable @103	1,250	937
Series A-1, 7.50%, 11/15/37	410	311
Series A-2, 7.50%, 11/15/36	2,565	2,123
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,016
New Hope Cultural Education Facilities Finance Corp. Revenue, 2.00% (2.00% PIK), 11/15/61, Callable 11/15/26 @ 105, Continuously Callable @105 (e)	10,619	2,427
North Texas Tollway Authority Revenue
5.00% , 1/1/48, Continuously Callable @100	3,750	3,870
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.1040 (d)	3,000	1,471
Series B, 5.00% , 1/1/45, Continuously Callable @100	5,000	5,084

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	$5,000	$5,128
Port of Port Arthur Navigation District Revenue
Series A, 4.36% , 4/1/40, Continuously Callable @100 (f)	300	300
Series B, 4.35% , 4/1/40, Continuously Callable @100 (f)	1,010	1,010
Series C, 4.35% , 4/1/40, Continuously Callable @100 (f)	15,380	15,380
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	7,335
Red River Education Finance Corp. Revenue
4.00% , 6/1/41, Continuously Callable @100	2,000	1,735
5.50% , 10/1/46, Continuously Callable @100	3,000	3,076
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	789
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00% , 11/15/46, Continuously Callable @100	1,000	958
Series A, 11/15/45, (i)(j)	4,500	1,800
Series B, 11/15/36, (i)(j)	3,600	1,440
Series B, 5.00% , 11/15/46, Continuously Callable @100	7,000	6,708
Series B, 5.00% , 7/1/48, Continuously Callable @100	10,000	10,225
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	2,000	2,069
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,092
Uptown Development Authority Tax Allocation
5.00% , 9/1/37, Continuously Callable @100	4,365	4,439
5.00% , 9/1/40, Continuously Callable @100	2,490	2,525
Series A, 5.00% , 9/1/39, Continuously Callable @100	1,645	1,679
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	4,000	3,618
West Harris County Regional Water Authority Revenue
4.00% , 12/15/45, Continuously Callable @100	1,600	1,491
4.00% , 12/15/49, Continuously Callable @100	3,945	3,570
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	4,687
		306,108
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1, 4.00% , 6/1/41, Continuously Callable @103	1,500	1,228
Series A-1, 4.00% , 6/1/52, Continuously Callable @103	1,000	720
Utah Charter School Finance Authority Revenue
Series A, 5.63% , 6/15/42, Continuously Callable @100 (c)	500	498
Series A, 4.00% , 10/15/51, Continuously Callable @100	1,550	1,377
		3,823
Vermont (0.5%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	1,350	1,015
Vermont Educational & Health Buildings Financing Agency Revenue
5.00% , 10/15/46, Continuously Callable @100	7,000	6,598
6.00% , 10/1/52, Continuously Callable @100 (c)	2,000	1,978
		9,591
Virginia (0.5%):
Alexandria IDA Revenue
5.00% , 10/1/45, Pre-refunded 10/1/25 @ 100	2,600	2,708
5.00% , 10/1/50, Pre-refunded 10/1/25 @ 100	2,400	2,499
Lewistown Commerce Center Community Development Authority Tax Allocation
6.05% , 3/1/44, Continuously Callable @103 (i)	2,565	1,693
6.05% , 3/1/44, Continuously Callable @103	1,587	1,326
Series C, 6.05% , 3/1/54, Continuously Callable @100 (i)	6,327	949
		9,175

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Long-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington (1.2%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	$9,000	$9,322
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	3,869
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	4,746
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,109
Washington State Housing Finance Commission Revenue
5.00% , 1/1/43, Continuously Callable @102 (c)	3,055	2,517
Series A-1, 3.50% , 12/20/35	971	881
		22,444
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue
5.00% , 1/1/43, Continuously Callable @100	2,000	1,858
Series A, 4.38% , 6/1/53, Continuously Callable @100	2,000	1,928
		3,786
Wisconsin (3.1%):
Public Finance Authority Revenue
5.25% , 5/15/42, Continuously Callable @102 (c)	2,200	2,001
5.00% , 7/1/44, Continuously Callable @100	6,000	6,216
5.00% , 11/15/44, Continuously Callable @103	455	420
4.00% , 1/1/45, Continuously Callable @100	1,500	1,365
5.00% , 7/1/47, Continuously Callable @100	1,000	963
5.00% , 6/15/49, Continuously Callable @100	1,480	1,429
5.00% , 6/15/49, Continuously Callable @100 (c)	520	451
5.00% , 11/15/49, Continuously Callable @103	2,400	2,177
4.00% , 2/1/51, Continuously Callable @100	1,500	1,234
4.00% , 10/1/51, Continuously Callable @103	2,185	1,591
4.00% , 1/1/52, Continuously Callable @103	2,350	1,906
5.13% , 4/1/52, Continuously Callable @100	3,000	2,803
5.00% , 7/1/52, Continuously Callable @100	1,000	940
5.00% , 6/15/53, Continuously Callable @100	1,000	954
5.00% , 6/15/54, Continuously Callable @100 (c)	455	387
Series A, 5.25% , 10/1/43, Continuously Callable @100	3,090	3,025
Series A, 4.00% , 10/1/47, Continuously Callable @100	4,740	4,297
Series A, 4.00% , 10/1/49, Continuously Callable @100	11,000	9,843
Series A, 4.00% , 7/1/51, Continuously Callable @100	1,000	755
Series A, 4.00% , 7/1/56, Continuously Callable @100	2,250	1,710
Series A-1, 4.00% , 7/1/51, Continuously Callable @100 (c)	2,870	2,156
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00% , 7/1/54, Continuously Callable @100	1,285	1,310
5.00% , 7/1/58, Continuously Callable @100	1,500	1,526
Wisconsin Health & Educational Facilities Authority Revenue
4.00% , 1/1/47, Continuously Callable @103	120	84
5.00% , 3/15/50, Continuously Callable @100	1,175	1,135
4.00% , 12/1/51, Continuously Callable @100	500	338
4.00% , 1/1/57, Continuously Callable @103	3,000	1,942
Series A, 5.00% , 9/15/50, Pre-refunded 9/15/23 @ 100	5,000	5,021
Series B, 4.00% , 9/15/45, Continuously Callable @103	475	371
		58,350
Total Municipal Bonds (Cost $1,980,967)		1,842,100

Total Investments (Cost $1,982,673) — 98.8%		1,843,806
Other assets in excess of liabilities — 1.2%		21,591
NET ASSETS - 100.00%		$1,865,397

(a)	Security was fair valued using significant unobservable inputs as of May 31, 2023.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $34,370 thousands and amounted to 1.8% of net assets.
(d)	Zero-coupon bond.
(e)	Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2023.
(h)	Put Bond.
(i)	Currently the issuer is in default with respect to interest and/or principal payments.
(j)	Issuer filed for bankruptcy.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
DIP—Debtor-In-Possession
GO—General Obligation
IDA—Industrial Development Authority
MUNIPSA—Municipal Swap Index
PIK—Payment in-kind

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

Victory Portfolios III	Schedule of Portfolio Investments
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
Alabama (1.8%):
Black Belt Energy Gas District Revenue
5.25%, 12/1/53, (Put Date 12/4/24) (a)	$4,000	$4,255
5.25%, 1/1/54, (Put Date 2/1/25) (a)	5,000	5,257
Series C-1, 5.25%, 2/1/53, (Put Date 5/1/26) (a)	12,000	12,531
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	8,000	8,177
Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/34	15,000	15,526
Southeast Energy Authority A Cooperative District Revenue, 5.25%, 1/1/54, (Put Date 1/1/25) (a)	15,000	15,740
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100	2,000	1,920
Series B1, 4.00%, 6/1/40, Continuously Callable @100	2,555	2,434
		65,840
Arizona (1.4%):
Arizona IDA Revenue, 4.00%, 12/15/41, Continuously Callable @100 (b)	955	750
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
5.50%, 7/1/24	3,270	3,334
5.50%, 7/1/25	2,115	2,198
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100 (b)	2,000	1,861
4.00%, 7/1/41, Continuously Callable @100 (b)	1,250	1,021
Series C, 4.13% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (a)(c)	2,200	2,189
Tempe IDA Revenue, Series A, 4.00%, 12/1/38, Continuously Callable @102	2,690	2,145
The City of Phoenix IDA Revenue
3.75%, 7/1/24	2,350	2,337
5.00%, 7/1/34, Continuously Callable @100	11,100	11,201
5.00%, 7/1/36, Continuously Callable @100	1,675	1,693
5.00%, 10/1/36, Continuously Callable @100	4,250	4,414
The County of Pima IDA Revenue
4.00%, 4/1/41, Continuously Callable @100	1,690	1,578
4.00%, 6/15/41, Continuously Callable @100 (b)	3,500	2,797
Series A, 6.75%, 11/15/42, Continuously Callable @103 (b)	3,000	3,050
Series B2, 5.63%, 11/15/30, Continuously Callable @100 (b)	10,000	9,637
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	958
		51,163
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	2,300	2,356
5.00%, 9/1/38, Continuously Callable @100	2,000	2,037
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	4,472
		8,865
California (3.4%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Pre-refunded 5/1/24 @ 100	500	508
Series A, 5.00%, 5/1/29, Pre-refunded 5/1/24 @ 100	500	508
Series A, 5.00%, 5/1/30, Pre-refunded 5/1/24 @ 100	1,000	1,017
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100 (b)	450	455
5.00%, 8/1/31, Pre-refunded 8/1/25 @ 100 (b)	50	52
5.00%, 8/1/36, Continuously Callable @100 (b)	1,450	1,457
5.00%, 8/1/36, Pre-refunded 8/1/25 @ 100 (b)	150	156

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
California State Public Works Board Revenue, Series B, 5.00%, 10/1/31, Continuously Callable @100	$11,465	$11,745
California State University Revenue, 5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	165	169
California Statewide Communities Development Authority Revenue
5.00%, 5/15/32, Continuously Callable @100	1,250	1,284
5.00%, 5/15/33, Continuously Callable @100	2,000	2,055
5.00%, 5/15/34, Continuously Callable @100	1,250	1,282
5.00%, 5/15/35, Continuously Callable @100	2,000	2,045
Cerritos Community College District, GO
Series D, 8/1/25 (d)	1,510	1,402
Series D, 8/1/27 (d)	1,000	869
Series D, 8/1/28 (d)	1,000	840
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,572
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	1,762
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	1,850
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	2,730
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,171
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,003
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	555	543
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,686
5.00%, 11/15/33, Continuously Callable @100	1,570	1,650
5.00%, 11/15/34, Continuously Callable @100	3,655	3,841
5.00%, 11/15/35, Continuously Callable @100	2,340	2,458
El Camino Community College District, GO
Series C, 8/1/26 (d)	6,810	6,175
Series C, 8/1/27 (d)	7,665	6,742
Series C, 8/1/28 (d)	5,500	4,686
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.), 1/15/35 (d)	5,500	3,527
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,072
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,070
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	447
Golden State Tobacco Securitization Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 6/1/25 (d)	46,605	43,683
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	3,682
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	2,782
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,716
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,049
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,312
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	813
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,049
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,049
		127,964
Colorado (2.0%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.25%, 7/1/43, Continuously Callable @100	3,000	2,875
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	2,750
5.00%, 12/1/28, Continuously Callable @100	1,000	1,005
5.00%, 12/1/29, Continuously Callable @100	1,500	1,508

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	$2,310	$2,388
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,068
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,554
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	6,601
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	3,500
5.00%, 12/1/35, Continuously Callable @100	4,000	4,012
5.00%, 11/1/41, Continuously Callable @100	2,500	2,612
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	979
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,208
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	3,302
Series A, 4.00%, 12/1/40, Continuously Callable @103	2,000	1,714
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 (b)	7,355	7,576
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,121
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,107
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	877
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,300
5.00%, 12/1/34, Continuously Callable @100	1,000	1,040
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/23 @ 100	7,585	7,585
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @ 100	14,175	14,175
		73,857
Connecticut (3.4%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	335	361
Series B, 5.00%, 8/15/27	4,485	4,790
Series B, 5.00%, 8/15/27	180	195
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,076
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,099
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,319
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	1,958
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,044
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,044
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,044
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,408
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	418
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	360
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	1,982
5.00%, 7/1/34, Continuously Callable @100	725	737
5.00%, 7/1/35, Continuously Callable @100	1,170	1,184
5.00%, 7/1/36, Continuously Callable @100	1,125	1,131
5.00%, 7/1/37, Continuously Callable @100	1,275	1,275
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,084
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	6,326
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	1,918
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	1,906
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	10,129
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (b)	9,100	9,273
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	824
5.00%, 7/15/34, Continuously Callable @100	1,000	1,094
5.00%, 7/15/35, Continuously Callable @100	750	815
5.00%, 7/15/36, Continuously Callable @100	1,000	1,077
4.00%, 7/15/37, Continuously Callable @100	1,000	1,011

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State of Connecticut Special Tax Revenue
Series B, 5.00%, 10/1/37, Continuously Callable @100	$6,000	$6,449
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,287
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	5,474
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,096
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	5,442
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	1,858
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,208
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	2,875
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	2,716
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,179
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,152
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,293
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	7,454
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,097
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	12,112
		127,574
District of Columbia (0.2%):
District of Columbia Revenue
5.00%, 7/1/23	105	105
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,282
5.00%, 7/1/39, Continuously Callable @100	800	807
4.00%, 7/1/39, Continuously Callable @100	1,000	878
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	1,008
4.00%, 10/1/36, Continuously Callable @100	1,250	1,250
4.00%, 10/1/38, Continuously Callable @100	1,000	980
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100	1,250	1,250
Series A, 4.00%, 10/1/39, Continuously Callable @100	500	497
Series A, 4.00%, 10/1/40, Continuously Callable @100	750	738
		8,795
Florida (5.9%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable @103	700	541
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,499
4.00%, 10/1/36, Continuously Callable @100	1,400	1,402
4.00%, 10/1/37, Continuously Callable @100	3,000	2,979
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103	3,345	2,747
4.00%, 9/1/40, Continuously Callable @103	2,500	2,024
Series A, 4.00%, 9/1/36, Continuously Callable @103	1,050	891
Series A, 4.00%, 9/1/41, Continuously Callable @103	1,215	974
Series B-1, 2.00%, 1/1/29	3,300	2,719
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,296
4.00%, 7/1/32, Continuously Callable @100	2,000	2,063
4.00%, 7/1/33, Continuously Callable @100	2,785	2,870
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,030
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80 (d)	700	398
Series A, 9/1/37, Continuously Callable @77 (d)	700	373
Series A, 9/1/38, Continuously Callable @74 (d)	850	427
Series A, 9/1/39, Continuously Callable @71 (d)	700	333
Series A, 9/1/40, Continuously Callable @67 (d)	850	382
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	328
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	649

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Cityplace Community Development District Special Assessment (INS - Assured Guaranty Municipal Corp.)
0.00%, 5/1/33 (e)	$3,470	$3,321
0.00%, 5/1/38, Continuously Callable @100 (e)	7,900	7,326
County of Broward Florida Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100	7,000	6,819
4.00%, 9/1/40, Continuously Callable @100	9,300	9,009
4.00%, 9/1/41, Continuously Callable @100	6,975	6,641
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,173
County of Lee Revenue
5.00%, 10/1/23	2,500	2,512
5.00%, 10/1/24	2,700	2,760
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	4,991
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	5,220
County of Miami-Dade Florida Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously Callable @100	210	208
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5.50%, 9/1/41, Continuously Callable @100	750	821
5.50%, 9/1/42, Continuously Callable @100	1,000	1,091
5.50%, 9/1/43, Continuously Callable @100	750	816
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/35, Continuously Callable @100	3,100	3,229
5.00%, 8/15/40, Continuously Callable @100	2,900	2,954
Florida Development Finance Corp. Revenue
4.00%, 11/15/39, Continuously Callable @100	5,260	4,933
Series A, 5.00%, 6/15/35, Continuously Callable @100	1,000	1,005
Series A, 5.00%, 6/15/40, Continuously Callable @100	1,650	1,600
Series A, 5.00%, 6/15/42, Continuously Callable @100	2,250	2,184
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,286
5.00%, 10/1/36, Continuously Callable @100	1,000	1,021
4.00%, 10/1/37, Continuously Callable @100	1,000	901
4.00%, 10/1/38, Continuously Callable @100	750	668
5.00%, 3/1/39, Continuously Callable @100	7,055	6,440
4.00%, 10/1/39, Continuously Callable @100	800	706
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/36, Continuously Callable @100	2,750	2,840
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/24 @ 100	1,250	1,269
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/24 @ 100	2,225	2,258
Lee County IDA Revenue, 5.00%, 11/15/39, Continuously Callable @103	1,500	1,473
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	3,822
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	4,873
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,011
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,008
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,017
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,637
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,276
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,032
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,032
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,032
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,020
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,034

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Pre-refunded 8/1/23 @ 100	$4,750	$4,760
5.00%, 8/1/28, Pre-refunded 8/1/23 @ 100	4,950	4,961
5.00%, 8/1/29, Pre-refunded 8/1/23 @ 100	5,250	5,262
5.00%, 8/1/30, Pre-refunded 8/1/23 @ 100	3,500	3,508
5.00%, 8/1/31, Pre-refunded 8/1/23 @ 100	5,780	5,793
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,185
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	3,055	3,055
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously Callable @100	3,695	3,280
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,586
5.00%, 11/1/39, Continuously Callable @100	1,150	1,150
5.00%, 11/1/42, Continuously Callable @100	850	841
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	206
Pinellas County IDA Revenue, 5.00%, 7/1/29	900	913
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,072
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,072
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (b)	3,195	3,224
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,047
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,502
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,031
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,030
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,545
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,607
		219,824
Georgia (2.3%):
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/23) (a)	4,975	4,441
Development Authority of Heard County Revenue, 3.00%, 9/1/29, Continuously Callable @100 (f)	800	800
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable @100	1,000	907
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	1,706
4.00%, 8/1/37, Continuously Callable @100	1,500	1,369
Main Street Natural Gas, Inc. Revenue
5.00%, 6/1/53, (Put Date 4/1/26) (a)	7,500	7,797
Series A, 5.00%, 5/15/37	3,500	3,535
Series A, 5.00%, 5/15/38	2,500	2,502
Series B, 5.00%, 12/1/52, (Put Date 6/1/29) (a)	12,000	12,391
Series B, 5.00%, 7/1/53, (Put Date 9/1/23) (a)	5,000	5,265
Series C, 4.00%, 8/1/48, (Put Date 12/1/23) (a)	15,000	14,997
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (a)	12,750	12,462
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,455
The Burke County Development Authority Revenue
2.20%, 10/1/32, Continuously Callable @100	1,850	1,561
Series A, 1.50%, 1/1/40, (Put Date 10/1/23) (a)	6,500	6,237
The Development Authority of Burke County Revenue, 3.88%, 10/1/32, (Put Date 9/1/24) (a)	2,500	2,497
The Development Authority of Monroe County Revenue, 3.88%, 12/1/41, (Put Date 1/1/25) (a)	3,500	3,496
		84,418

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Guam (0.6%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	$1,000	$1,000
5.25%, 7/1/33, Pre-refunded 7/1/23 @ 100	3,000	3,004
5.00%, 7/1/36, Continuously Callable @100	1,250	1,272
5.00%, 7/1/36, Continuously Callable @100	1,000	1,023
Series A, 5.00%, 7/1/23	750	750
Series A, 5.00%, 7/1/24	600	603
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	754
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,009
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,010
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,010
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	702
Series A, 5.00%, 10/1/34, Continuously Callable @100	3,500	3,764
Series A, 5.00%, 10/1/35, Continuously Callable @100	2,000	2,127
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,019
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,540
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,049
		22,636
Idaho (0.5%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	6,162
5.00%, 3/1/36, Continuously Callable @100	7,520	7,925
Idaho Housing & Finance Association Revenue, Series A, 4.00%, 7/15/38, Continuously Callable @100	3,000	2,931
		17,018
Illinois (17.1%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	1,000	1,024
4.00%, 6/1/35, Continuously Callable @100	1,290	1,311
4.00%, 6/1/36, Continuously Callable @100	1,575	1,584
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.50%, 4/1/43, Continuously Callable @100	5,000	5,304
Chicago Board of Education, GO
5.00%, 12/1/39, Continuously Callable @100	4,700	4,710
Series A, 12/1/25 (d)	1,600	1,441
Series A, 12/1/26 (d)	3,700	3,203
Series A, 5.00%, 12/1/43, Continuously Callable @100	7,965	7,847
Series B, 4.00%, 12/1/40, Continuously Callable @100	21,900	19,362
Series B, 4.00%, 12/1/41, Continuously Callable @100	8,710	7,639
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	6,533
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	11,853
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,221
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	8,989
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,054
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,638
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,552
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,034
Chicago O'Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	11,878
5.00%, 1/1/34, Continuously Callable @100	5,675	5,831
Series A, 4.00%, 1/1/36, Continuously Callable @100	2,000	2,043
Series A, 4.00%, 1/1/38, Continuously Callable @100	1,000	996
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,624

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/29, Continuously Callable @100	$1,500	$1,501
5.13%, 1/1/30, Continuously Callable @100	2,150	2,153
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100	1,200	1,228
Series F-2, 4.00%, 1/1/36, Continuously Callable @100	1,300	1,307
Series F-2, 5.00%, 1/1/37, Continuously Callable @100	2,000	2,138
Series F-2, 4.00%, 1/1/38, Continuously Callable @100	1,750	1,710
Series F-2, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,587
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,187
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.50%, 3/1/43, Continuously Callable @100	1,000	988
City of Chicago Special Assessment
3.04%, 12/1/28 (b)	270	247
3.20%, 12/1/29 (b)	325	294
3.29%, 12/1/30 (b)	350	314
3.38%, 12/1/31 (b)	375	335
3.45%, 12/1/32 (b)	300	266
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,007
5.00%, 1/1/32, Continuously Callable @100	1,000	1,007
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	8,312
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,569
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,020
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,276
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,581
5.00%, 11/1/29, Continuously Callable @100	725	765
5.00%, 11/1/30, Continuously Callable @100	2,000	2,111
5.00%, 11/1/31, Continuously Callable @100	2,000	2,040
5.00%, 11/1/33, Continuously Callable @100	2,000	2,042
5.00%, 11/1/36, Continuously Callable @100	2,665	2,794
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,055
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,056
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,271
5.25%, 11/1/35, Continuously Callable @100	1,635	1,767
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,329
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	2,635
City of Chicago, GO, Series A, 5.50%, 1/1/41, Continuously Callable @100	1,500	1,564
City of Galesburg IL Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100	1,125	1,053
Series A, 4.00%, 10/1/41, Continuously Callable @100	1,475	1,313
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,082
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	8,858
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	3,786
5.00%, 11/15/35, Continuously Callable @100	7,000	7,374
5.00%, 11/15/36, Continuously Callable @100	5,000	5,236
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,107
5.00%, 11/15/35, Continuously Callable @100	2,000	2,096
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,639
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102	9,750	9,775
4.45%, 11/1/36, Continuously Callable @102	4,500	4,609
3.90%, 11/1/36, Continuously Callable @102	2,220	2,226
Illinois Finance Authority Revenue
2/15/27 (g)	7,650	3,421

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.40%, 4/1/27, Continuously Callable @100	$1,435	$1,430
4.00%, 5/15/27	2,485	2,416
5.50%, 7/1/28, Continuously Callable @100	8,250	8,260
3.90%, 3/1/30, Continuously Callable @100	20,000	20,132
5.00%, 5/15/30, Continuously Callable @100	1,000	902
5.00%, 5/15/31, Continuously Callable @100	1,875	1,713
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,591
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,225
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,060
5.00%, 12/1/34, Continuously Callable @100	3,500	3,638
5.00%, 5/15/35, Continuously Callable @100	1,100	937
5.00%, 8/15/35, Continuously Callable @100	4,000	4,115
5.00%, 10/1/35, Continuously Callable @100	600	639
4.00%, 12/1/35, Continuously Callable @100	5,000	5,003
5.00%, 5/15/36, Continuously Callable @100	1,400	1,212
4.00%, 12/1/36, Continuously Callable @100	3,000	2,959
5.00%, 2/15/37, Continuously Callable @100	1,000	998
5.00%, 10/1/37, Continuously Callable @100	700	733
5.00%, 10/1/39, Continuously Callable @100	700	727
2.45%, 10/1/39, (Put Date 10/1/29) (a)	14,000	12,330
4.00%, 10/1/40, Continuously Callable @100	1,000	875
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,024
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,024
Series A, 5.00%, 9/1/34, Pre-refunded 9/1/24 @ 100	3,385	3,453
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,020
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	3,777
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,053
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,850	1,623
Series A, 4.00%, 8/1/40, Continuously Callable @100	3,780	3,289
Series A, 4.00%, 8/1/41, Continuously Callable @100	1,935	1,666
Series A, 4.00%, 8/1/43, Continuously Callable @100	2,105	1,827
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	18,042
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	14,869
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/30, Continuously Callable @100	1,025	1,031
Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5.25%, 6/15/30, Continuously Callable @100	3,000	3,042
5.25%, 6/15/31, Continuously Callable @100	5,000	5,070
5.25%, 6/15/32, Continuously Callable @100	5,000	5,082
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,237
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,081
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	5,803
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	7,224
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	2,823
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,033
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	5,000	5,248
5.00%, 2/1/36, Continuously Callable @100	6,000	6,286
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	1,210	1,252
5.00%, 12/1/29, Continuously Callable @100	1,250	1,294
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,052
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,104

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/33, Continuously Callable @100	$750	$789
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100	2,000	2,064
4.00%, 12/15/42, Continuously Callable @100	8,000	7,452
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.), 6/15/26 (d)	5,000	4,438
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	1,797
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,095
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	3,972
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	4,816
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/43, Continuously Callable @100	1,300	1,206
Series B, 4.00%, 4/1/35, Continuously Callable @100	1,200	1,201
Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,306
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	23,625
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	11,820
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	5,060	4,919
Series A, 4.00%, 1/1/39, Continuously Callable @100	1,750	1,687
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	1,040	1,050
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,450
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 2/1/24	2,660	2,683
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	5,815
Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,251
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,078
Series A, 5.00%, 11/1/25	11,000	11,405
Series B, 5.00%, 10/1/28	3,000	3,253
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	10,843
Series B, 5.25%, 5/1/43, Continuously Callable @100	2,500	2,634
Series D, 5.00%, 11/1/27	6,705	7,158
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	6,209
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/30, Continuously Callable @100	7,000	7,060
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,019
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	12,786
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	1,860
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,595
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,552
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,498
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,542
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,562
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,221	5,327
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,080
Series A, 5.00%, 12/1/26	2,110	2,219
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	2,992	3,141
4.00%, 3/1/36, Continuously Callable @100	1,250	1,258

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured Guaranty Municipal Corp.), 4.00%, 1/1/34, Continuously Callable @100	$650	$665
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	1,900
5.00%, 12/1/29, Continuously Callable @100	1,925	1,994
5.00%, 12/1/30, Continuously Callable @100	2,025	2,098
5.00%, 12/1/34, Continuously Callable @100	6,000	6,220
		636,318
Indiana (2.3%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	5,640
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,237
5.00%, 7/15/34, Continuously Callable @100	1,000	1,057
5.00%, 7/15/35, Continuously Callable @100	1,250	1,314
5.00%, 7/15/38, Continuously Callable @100	3,000	3,101
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97 (d)	740	571
7/15/30, Continuously Callable @96 (d)	750	568
7/15/31, Continuously Callable @93 (d)	1,490	1,086
7/15/32, Continuously Callable @91 (d)	1,400	983
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	5,974
1.40%, 8/1/29, Continuously Callable @100	7,000	6,141
5.00%, 9/1/30, Continuously Callable @100	1,250	1,314
5.00%, 9/1/31, Continuously Callable @100	1,500	1,577
5.00%, 11/15/33, Continuously Callable @103	2,000	1,961
4.00%, 4/1/35, Continuously Callable @100	1,210	1,112
4.00%, 4/1/36, Continuously Callable @100	1,255	1,129
4.00%, 7/1/36, Continuously Callable @100	3,660	3,423
4.00%, 4/1/37, Continuously Callable @100	1,310	1,155
4.00%, 4/1/38, Continuously Callable @100	2,045	1,772
4.00%, 7/1/38, Continuously Callable @100	4,030	3,657
5.00%, 11/15/38, Continuously Callable @103	3,000	2,815
4.00%, 4/1/39, Continuously Callable @100	1,625	1,393
4.00%, 7/1/39, Continuously Callable @100	3,605	3,257
4.00%, 4/1/40, Continuously Callable @100	2,215	1,883
4.00%, 4/1/41, Continuously Callable @100	2,305	1,940
4.00%, 4/1/42, Continuously Callable @100	2,400	1,998
4.00%, 11/15/43, Continuously Callable @100	1,505	1,147
Series A, 5.00%, 7/1/40, Continuously Callable @100	6,240	6,400
Series A, 4.00%, 11/15/41, Continuously Callable @103	8,400	6,666
Series A, 5.00%, 7/1/42, Continuously Callable @100	7,240	7,379
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	6,632
		86,282
Iowa (0.6%):
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	5,434
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	14,948
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable @100	1,500	1,480
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100	270	249
Series A-2, 4.00%, 6/1/39, Continuously Callable @100	300	274
Series A-2, 4.00%, 6/1/40, Continuously Callable @100	200	181
		22,566
Kansas (0.9%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103	1,640	1,339

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	$8,100	$7,783
Wyandotte County-Kansas City Unified Government Tax Allocation
5.25%, 9/1/35, Continuously Callable @103 (b)	14,850	14,069
5.75%, 3/1/41, Continuously Callable @103 (b)	10,000	9,527
		32,718
Kentucky (3.0%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	462
4.00%, 2/1/36, Continuously Callable @100	2,410	2,331
4.00%, 2/1/37, Continuously Callable @100	1,115	1,059
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	15,233
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	4,250	4,141
5.00%, 5/15/31, Continuously Callable @100	3,205	2,930
Series B, 10/1/24 (d)	6,130	5,839
Series B-3, 4.96% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (a)(c)	20,000	19,818
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 12/1/28) (a)	7,000	6,911
Kentucky Public Energy Authority Revenue
Series A-2, 4.60% (SOFR+120bps), 8/1/52, (Put Date 9/1/28) (a)(c)	7,500	6,990
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (a)	14,285	14,246
Series C-3, 4.61% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (a)(c)	20,000	19,578
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,078
5.00%, 5/1/36, Continuously Callable @100	1,000	1,071
5.00%, 5/1/37, Continuously Callable @100	3,000	3,195
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,091
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,353
Series A, 4.00%, 11/1/36, Continuously Callable @100	2,000	2,025
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	501
		111,852
Louisiana (3.1%):
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	700	723
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	1,150	1,188
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	1,500	1,550
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,566
5.00%, 12/1/34, Continuously Callable @100	1,500	1,544
5.00%, 12/1/35, Continuously Callable @100	1,510	1,546
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	5,428
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,220
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,071
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,138
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	18,750	17,602
Louisiana Public Facilities Authority Revenue
4.00%, 12/15/32, Continuously Callable @100	2,430	2,489
4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100	305	315
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	57
5.00%, 7/1/33, Continuously Callable @100	8,940	9,111
5.00%, 5/15/34, Continuously Callable @100	2,975	3,105
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	26

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/15/34, Continuously Callable @100	$2,225	$2,301
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	88
5.00%, 7/1/34, Continuously Callable @100	13,465	13,719
5.00%, 5/15/35, Continuously Callable @100	2,000	2,078
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	36
4.00%, 5/15/35, Continuously Callable @100	3,465	3,439
5.00%, 5/15/36, Continuously Callable @100	1,560	1,612
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	15
4.00%, 5/15/36, Continuously Callable @100	1,485	1,450
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,163
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Pre-refunded 6/1/25 @ 100	2,000	2,066
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,014
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,014
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,012
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	1,840	1,938
5.00%, 1/1/36, Continuously Callable @100	1,250	1,309
5.00%, 1/1/37, Continuously Callable @100	1,500	1,562
5.00%, 10/1/37, Continuously Callable @100	2,000	2,125
5.00%, 1/1/38, Continuously Callable @100	1,300	1,348
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 12/1/30) (a)	6,750	6,245
St. John the Baptist Parish School District No. 1, GO, 5.25%, 3/1/43, Continuously Callable @100	5,000	5,267
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100	2,375	2,220
4.00%, 2/1/39, Continuously Callable @100	2,330	2,154
4.00%, 2/1/41, Continuously Callable @100	1,500	1,371
4.00%, 2/1/42, Continuously Callable @100	1,500	1,357
		114,582
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Pre-refunded 7/1/23 @ 100	1,635	1,637
5.00%, 7/1/26, Pre-refunded 7/1/23 @ 100	1,000	1,001
5.00%, 7/1/27, Pre-refunded 7/1/23 @ 100	1,000	1,001
		3,639
Maryland (1.4%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	2,978
5.00%, 1/1/36, Continuously Callable @104	1,000	971
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously Callable @100	3,000	2,628
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,324
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,100
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,464
5.50%, 1/1/30, Continuously Callable @100	1,750	1,808
5.50%, 1/1/31, Continuously Callable @100	1,585	1,660
5.00%, 7/1/31, Continuously Callable @100	3,190	3,312
5.00%, 7/1/32, Continuously Callable @100	6,505	6,754
5.00%, 7/1/33, Continuously Callable @100	1,000	1,023
5.00%, 7/1/33, Continuously Callable @100	3,600	3,733
5.00%, 7/1/34, Continuously Callable @100	2,500	2,584
5.00%, 7/1/34, Continuously Callable @100	2,200	2,249

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.50%, 1/1/36, Continuously Callable @100	$5,000	$5,134
4.00%, 1/1/38, Continuously Callable @100	865	765
4.00%, 7/1/38, Continuously Callable @100	1,500	1,403
4.00%, 7/1/39, Continuously Callable @100	1,585	1,469
4.00%, 7/1/40, Continuously Callable @100	1,645	1,520
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,036
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,032
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,347
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,023
		51,431
Massachusetts (1.8%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/30, Continuously Callable @100	2,000	2,067
5.00%, 7/1/31, Continuously Callable @100	1,675	1,729
5.00%, 7/1/32, Continuously Callable @100	1,250	1,296
4.00%, 10/1/32, Continuously Callable @105 (b)	3,600	3,246
5.00%, 4/15/33, Continuously Callable @100	2,155	2,184
5.00%, 7/1/33, Continuously Callable @100	1,250	1,296
5.00%, 7/1/34, Continuously Callable @100	1,000	1,036
5.00%, 7/1/36, Continuously Callable @100	1,000	1,068
5.00%, 7/1/36, Continuously Callable @100	2,000	2,045
5.00%, 7/1/36, Continuously Callable @100	895	926
5.00%, 7/1/37, Continuously Callable @100	800	849
5.00%, 7/1/37, Continuously Callable @100	1,215	1,248
5.00%, 10/1/37, Continuously Callable @105 (b)	1,000	951
5.00%, 7/1/38, Continuously Callable @100	600	634
5.00%, 7/1/38, Continuously Callable @100	335	342
4.00%, 9/1/41, Continuously Callable @100	1,010	857
5.00%, 10/1/42, Continuously Callable @100	3,500	3,861
4.16% (MUNIPSA+60bps), 7/1/49, (Put Date 10/1/29) (a)(b)(c)	2,500	2,493
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	465
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	666
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	553
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	722
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	756
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,023
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,024
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	999
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,231
Series B, 4.00%, 6/1/35, Continuously Callable @100	2,300	2,202
Series B, 4.00%, 6/1/41, Continuously Callable @100	2,750	2,402
Series E, 5.00%, 7/1/36, Continuously Callable @100	2,105	2,155
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	5,724
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	4,670
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	5,558
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	5,240
		65,628
Michigan (2.2%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,003
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,006
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,401
4.00%, 7/1/33, Continuously Callable @100	2,620	2,472
4.00%, 7/1/34, Continuously Callable @100	2,730	2,552
4.00%, 7/1/35, Continuously Callable @100	1,635	1,512
4.00%, 7/1/38, Continuously Callable @100	1,855	1,652

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	$13,560	$13,790
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	2,927
5.00%, 5/1/33, Continuously Callable @100	2,875	3,032
5.00%, 5/1/34, Continuously Callable @100	2,965	3,127
5.00%, 5/1/35, Continuously Callable @100	3,065	3,232
5.00%, 5/1/36, Continuously Callable @100	2,770	2,907
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,099
5.00%, 11/1/35, Continuously Callable @100	1,000	1,090
4.00%, 11/15/35, Continuously Callable @100	6,000	5,938
5.00%, 11/1/36, Continuously Callable @100	1,000	1,080
4.00%, 11/15/36, Continuously Callable @100	1,000	968
5.00%, 11/1/37, Continuously Callable @100	1,250	1,341
4.00%, 12/1/41, Continuously Callable @100	2,375	2,058
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,032
Series A, 5.00%, 5/1/25	1,700	1,760
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,018
Michigan Strategic Fund Revenue (LOC - Comerica Bank, N.A.), 5.25%, 12/1/33, Continuously Callable @100 (f)	15,000	15,000
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103	2,870	2,355
		80,352
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	5,195
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	1,826
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,330
		8,351
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	5,784
Mississippi Development Bank Revenue, Series A, 5.00%, 4/1/28, Continuously Callable @100	200	200
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	5,860	5,865
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,241
4.00%, 1/1/37, Continuously Callable @100	2,260	2,226
4.00%, 1/1/39, Continuously Callable @100	1,850	1,784
4.00%, 1/1/40, Continuously Callable @100	2,675	2,576
		20,676
Missouri (1.2%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	500	505
5.00%, 3/1/36, Continuously Callable @100	750	756
4.00%, 3/1/41, Continuously Callable @100	750	662
Series A, 6.00%, 3/1/33, Continuously Callable @103	1,935	1,991
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	984
5.00%, 5/15/32, Continuously Callable @103	1,555	1,332
5.00%, 2/1/34, Continuously Callable @104	2,000	1,936
5.00%, 5/15/36, Continuously Callable @103	4,565	3,708

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	$1,000	$1,001
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,218
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	23,403
St. Louis County IDA Revenue
5.00%, 9/1/23	305	305
5.50%, 9/1/33, Continuously Callable @100	2,750	2,648
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,790	1,840
		45,289
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 7/7/23 @ 100	8,500	8,400

Nebraska (0.9%):
Central Plains Energy Project Revenue
5.00%, 5/1/53, (Put Date 10/1/29) (a)	17,000	17,585
Series A, 5.00%, 9/1/36	3,550	3,684
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,289
5.00%, 11/1/30, Continuously Callable @100	1,600	1,650
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	796
4.00%, 1/1/36, Continuously Callable @102	1,240	1,228
4.00%, 1/1/37, Continuously Callable @102	1,000	976
4.00%, 1/1/38, Continuously Callable @102	1,295	1,251
4.00%, 1/1/39, Continuously Callable @102	1,800	1,731
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,481
		32,671
Nevada (1.8%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	649
5.00%, 9/1/31, Continuously Callable @100	1,000	1,044
5.00%, 9/1/33, Continuously Callable @100	1,000	1,044
5.00%, 9/1/37, Continuously Callable @100	1,950	1,993
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	1,905
4.00%, 6/1/37, Continuously Callable @100	7,345	7,361
4.00%, 6/1/38, Continuously Callable @100	6,135	6,088
City of Sparks Revenue
Series A, 2.50%, 6/15/24 (b)	300	300
Series A, 2.75%, 6/15/28 (b)	1,500	1,387
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	3,854
5.00%, 7/1/27	2,220	2,385
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	20,871
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	11,070
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,038
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	4,632
		66,621
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable @103	5,100	4,239
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,054
5.00%, 8/1/35, Continuously Callable @100	2,700	2,846
5.00%, 8/1/36, Continuously Callable @100	2,000	2,094

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/37, Continuously Callable @100	$1,500	$1,562
		13,795
New Jersey (6.9%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	1,000	1,017
5.00%, 11/1/30, Continuously Callable @100	1,000	1,016
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	1,767
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,308
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	670
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	785
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.00%, 11/15/42, Continuously Callable @100	1,000	1,087
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100	550	507
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,533
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,094
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	411
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	600	617
New Jersey Economic Development Authority Revenue
5.11% (MUNIPSA+155bps), 9/1/27 (c)	10,000	10,000
5.16% (MUNIPSA+160bps), 3/1/28 (c)	10,000	10,000
5.00%, 11/1/36, Continuously Callable @100	2,000	2,125
4.00%, 11/1/38, Continuously Callable @100	1,500	1,446
4.00%, 11/1/39, Continuously Callable @100	2,000	1,915
Series A, 5.00%, 6/15/25	5,125	5,251
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	629
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	956
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	17,395
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	17,120
Series WW, 5.25%, 6/15/33, Pre-refunded 6/15/25 @ 100	9,000	9,356
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	10,134
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,092
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,248
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,188
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	4,881
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	8,591
Series F, 4.00%, 7/1/33, Continuously Callable @100	150	153
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @ 100	350	360
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	264
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	490	504
Series F, 4.00%, 7/1/35, Continuously Callable @100	975	987
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	275	283
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,212
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	3,569
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,776
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,129
5.00%, 10/1/34, Continuously Callable @100	2,000	2,120
5.00%, 10/1/35, Continuously Callable @100	2,620	2,763

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	$2,000	$2,050
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,531
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,135
5.00%, 6/15/31, Continuously Callable @100	3,000	3,138
5.00%, 6/15/42, Continuously Callable @100	9,195	9,819
4.25%, 6/15/44, Continuously Callable @100	1,000	978
Series A, 12/15/25 (d)	20,000	18,211
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,144
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,114
Series A, 12/15/38 (d)	11,405	5,936
Series A, 4.25%, 6/15/40, Continuously Callable @100	2,000	1,977
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,068
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,107
Series AA, 4.00%, 6/15/36, Continuously Callable @100	2,500	2,469
Series AA, 4.00%, 6/15/37, Continuously Callable @100	2,250	2,196
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	2,701
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	10,699
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	10,152
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	4,943
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	3,582
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	507
4.00%, 12/1/30, Continuously Callable @100	750	760
4.00%, 12/1/31, Continuously Callable @100	500	507
South Jersey Transportation Authority Revenue
4.50%, 11/1/42, Continuously Callable @100	1,000	1,005
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	507
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	760
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,100
Series A, 4.00%, 11/1/40, Continuously Callable @100	4,300	4,062
State of New Jersey, GO, Series A, 4.00%, 6/1/31	3,570	3,827
The Passaic County Improvement Authority Revenue, 5.25%, 7/1/43, Continuously Callable @100	665	669
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	5,219
		255,132
New Mexico (0.4%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101	10,000	8,328
City of Santa Fe Revenue
5.00%, 5/15/34, Continuously Callable @103	625	578
5.00%, 5/15/39, Continuously Callable @103	480	430
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	946
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100	300	299
4.00%, 9/1/40, Continuously Callable @100	1,200	1,145
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33, Continuously Callable @103 (b)	600	521
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (b)	1,000	829
		13,076
New York (5.5%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,390	1,439
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,500	1,527

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/42, Continuously Callable @100	$1,925	$1,939
Build NYC Resource Corp. Revenue
4.50%, 6/15/43, Continuously Callable @100	700	654
Series A, 5.00%, 7/1/42, Continuously Callable @100	500	506
City of Amsterdam, GO, 5.00%, 3/6/24, Continuously Callable @100	7,503	7,517
City of Long Beach, GO, 4.00%, 2/16/24	10,000	9,976
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	575
County of Nassau, GO, Series A, 5.00%, 1/1/36, Continuously Callable @107	1,150	1,226
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,003
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/38, Continuously Callable @100	2,500	2,629
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	9,040	8,937
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (a)	7,315	7,823
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	7,400
Series C-1, 4.00%, 11/15/32, Continuously Callable @100	9,300	9,370
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	6,456
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	3,814
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,051
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,051
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,073
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2, 4.20% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (a)(c)	3,000	2,929
Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	9,789
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100	1,200	1,088
4.00%, 12/1/39, Continuously Callable @100	1,200	1,080
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,014
New York City Municipal Water Finance Authority Revenue, Series DD, 3.76%, 6/15/33, Continuously Callable @100 (f)	600	600
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38, Continuously Callable @100	1,250	1,245
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100	3,350	2,904
Series A, 2.10%, 11/15/32, Continuously Callable @100	6,730	5,690
Series A, 2.20%, 11/15/33, Continuously Callable @100	9,000	7,609
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 (b)	600	590
6.00%, 7/1/40, Continuously Callable @100 (b)	3,480	3,122
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	735
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,175
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	980
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	442
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	304
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,076
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	638
Series A, 4.00%, 3/15/41, Continuously Callable @100	21,605	21,373
Series A, 4.00%, 3/15/42, Continuously Callable @100	9,250	9,112
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	4,567
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,024
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,025
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,332

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York State Urban Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100	$5,000	$4,984
Series E, 4.00%, 3/15/39, Continuously Callable @100	5,785	5,653
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,671
5.00%, 6/15/24	1,450	1,471
5.00%, 6/15/25, Continuously Callable @100	1,670	1,695
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	795
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,434
4.00%, 2/15/25	9,750	9,853
4.00%, 2/15/26	3,000	3,063
Village of Johnson City, GO, Series C, 5.25%, 9/29/23	1,550	1,556
Village of Valley Stream, GO, 4.50%, 5/10/24	4,695	4,700
		203,289
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	935	927
5.00%, 10/1/30, Continuously Callable @100	1,850	1,804
5.00%, 10/1/40, Continuously Callable @103	1,050	955
5.00%, 10/1/45, Continuously Callable @103	1,000	879
Series A, 4.00%, 9/1/40, Continuously Callable @100	3,050	2,394
Series A, 4.00%, 10/1/40, Continuously Callable @103	600	511
Series A, 5.00%, 10/1/40, Continuously Callable @103	1,800	1,774
		9,244
North Dakota (0.3%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100	2,475	2,229
4.00%, 12/1/38, Continuously Callable @100	1,100	970
4.00%, 12/1/40, Continuously Callable @100	1,700	1,466
4.00%, 12/1/41, Continuously Callable @100	1,750	1,493
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	3,778
		9,936
Ohio (3.2%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100	1,000	948
4.00%, 11/15/37, Continuously Callable @100	800	747
4.00%, 11/15/38, Continuously Callable @100	500	462
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,095
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	7,293
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,028
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	10,795
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	7,316
5.00%, 2/15/37, Continuously Callable @100	4,000	4,052
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,301
5.00%, 1/1/36, Continuously Callable @100	1,400	1,298
5.00%, 9/15/39, Continuously Callable @100	1,375	1,358
5.00%, 9/15/40, Continuously Callable @100	1,100	1,083
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.), Series B, 12/1/25 (d)	4,365	4,018
County of Hardi Revenue, 5.25%, 5/1/40, Continuously Callable @103	2,000	1,814
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100	7,000	5,651
5.00%, 11/15/37, Continuously Callable @100	2,200	2,252
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,479

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dayton City School District, GO
5.00%, 11/1/28	$2,805	$3,085
5.00%, 11/1/29	3,655	4,081
5.00%, 11/1/30	3,160	3,580
5.00%, 11/1/31	2,000	2,297
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,025
5.00%, 5/1/33, Continuously Callable @100	500	513
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25, Continuously Callable @100 (b)	14,000	13,936
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	721
5.00%, 12/1/35, Continuously Callable @100	750	663
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	7,437
5.00%, 1/15/35, Continuously Callable @100	6,000	6,174
5.00%, 1/15/36, Continuously Callable @100	3,070	3,145
4.00%, 11/15/36, Continuously Callable @100	1,260	1,181
4.00%, 11/15/38, Continuously Callable @100	1,270	1,165
4.00%, 11/15/40, Continuously Callable @100	655	596
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	954
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	1,705
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,582
4.00%, 12/1/32, Continuously Callable @100	1,500	1,512
4.00%, 12/1/33, Continuously Callable @100	1,600	1,609
4.00%, 12/1/34, Continuously Callable @100	1,795	1,796
		118,747
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	3,893
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	2,000	1,915
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	951
5.00%, 11/15/30, Continuously Callable @102	1,780	1,798
		8,557
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	502
5.00%, 11/15/37, Continuously Callable @102	500	487
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100	275	290
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	1,790
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103	800	642
		3,711
Pennsylvania (7.0%):
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	7,721
5.00%, 4/1/36, Continuously Callable @100	8,000	8,385
4.00%, 7/15/38, Continuously Callable @100	1,500	1,445
4.00%, 7/15/39, Continuously Callable @100	3,495	3,378
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,533
4.00%, 12/1/34, Continuously Callable @100	1,475	1,502
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	732
5.00%, 11/1/34, Continuously Callable @100	2,000	1,152
5.00%, 11/1/35, Continuously Callable @100	3,000	1,726

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	$325	$327
5.00%, 10/1/31, Continuously Callable @103	450	453
5.00%, 10/1/37, Continuously Callable @103	2,260	2,234
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	1,897
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	1,008
5.63%, 10/15/42, Continuously Callable @100 (b)	8,875	8,638
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,604
Commonwealth Financing Authority Revenue, Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,169
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,443
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	797
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	840
County of Beaver, GO
4.00%, 4/15/28	695	724
4.00%, 4/15/29, Pre-refunded 4/15/28 @ 100	600	631
4.00%, 4/15/30, Pre-refunded 4/15/28 @ 100	510	537
County of Beaver, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/28	2,195	2,267
4.00%, 4/15/29, Continuously Callable @100	1,900	1,961
4.00%, 4/15/30, Continuously Callable @100	4,490	4,635
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	1,986
4.00%, 7/1/38, Continuously Callable @100	2,000	1,964
4.00%, 7/1/39, Continuously Callable @100	2,000	1,949
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,166
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,252
4.00%, 11/1/37, Continuously Callable @100	2,130	2,105
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,026
4.00%, 6/1/31, Continuously Callable @100	1,000	1,018
Delaware County Authority Revenue
5.00%, 10/1/30	1,200	1,242
5.00%, 10/1/35, Continuously Callable @100	2,220	2,309
5.00%, 10/1/39, Continuously Callable @100	2,250	2,280
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,230
Lancaster Higher Education Authority Revenue, 5.00%, 10/1/42, Continuously Callable @100	3,360	3,298
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100	250	218
4.00%, 3/1/41, Continuously Callable @100	250	215
4.00%, 3/1/46, Continuously Callable @100	750	610
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	1,866
5.00%, 9/1/35, Continuously Callable @100	1,850	1,959
4.00%, 9/1/36, Continuously Callable @100	1,100	1,092
4.00%, 9/1/37, Continuously Callable @100	1,000	978
5.00%, 9/1/37, Continuously Callable @100	1,750	1,826
4.00%, 9/1/38, Continuously Callable @100	900	869
4.00%, 9/1/39, Continuously Callable @100	1,000	957
Montgomery County IDA Revenue, Series A, 4.10%, 4/1/53, (Put Date 6/1/25) (a)	5,000	5,024
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,042
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,564

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 4/1/35, Continuously Callable @100	$1,500	$1,567
Northampton County General Purpose Authority Revenue, 4.66% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (a)(c)	4,645	4,625
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,530
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103	1,750	1,602
4.00%, 7/1/41, Continuously Callable @103	1,050	866
Series A, 4.00%, 5/15/43, Continuously Callable @100	1,125	1,047
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,731
Series A, 5.25%, 7/15/26, Pre-refunded 7/15/23 @ 100	2,020	2,024
Series A, 5.25%, 7/15/27, Pre-refunded 7/15/23 @ 100	2,125	2,129
Series A, 5.25%, 7/15/28, Pre-refunded 7/15/23 @ 100	2,245	2,250
Series A, 5.00%, 7/15/30, Pre-refunded 7/15/23 @ 100	2,415	2,419
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,965	1,969
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/36, Continuously Callable @100	8,255	8,565
4.00%, 12/1/36, Continuously Callable @100	1,000	1,003
4.00%, 12/1/37, Continuously Callable @100	1,500	1,484
4.00%, 12/1/38, Continuously Callable @100	1,000	980
5.00%, 12/1/41, Continuously Callable @100	2,000	2,144
5.00%, 12/1/43, Continuously Callable @100	1,675	1,785
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	20,253
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,088
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,088
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	750	801
5.00%, 5/1/36, Continuously Callable @100	1,500	1,589
5.00%, 5/1/38, Continuously Callable @100	1,000	1,047
5.00%, 6/15/40, Continuously Callable @100 (b)	900	865
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	1,808
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	307
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,118
5.00%, 3/1/37, Continuously Callable @100	1,500	1,579
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,071
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,064
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,055
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,049
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,634
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,528
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	10,407
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,252
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,206
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	5,347
School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,184
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,086
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,735
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	806
State Public School Building Authority Revenue, 5.00%, 6/1/29, Continuously Callable @100	10,000	10,561

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	$6,100	$6,487
4.00%, 12/1/31, Continuously Callable @100	13,085	13,364
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (a)	3,300	1,912
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100	1,400	1,298
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100	2,600	2,170
		259,263
Rhode Island (0.4%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,012
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,420
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	4,570
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,014
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,015
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,518
		14,549
South Carolina (1.1%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	1,000	1,006
4.00%, 11/1/32, Continuously Callable @100	1,000	1,005
Patriots Energy Group Financing Agency Revenue, Series B, 4.32% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (a)(c)	20,000	19,999
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	10,177
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	7,211
		39,398
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	2,867
5.00%, 7/1/36, Continuously Callable @100	3,000	3,150
5.00%, 7/1/37, Continuously Callable @100	3,500	3,653
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/40, Continuously Callable @100	5,500	5,614
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98 (d)	875	617
4/1/33, Continuously Callable @96 (d)	625	422
4/1/34, Continuously Callable @94 (d)	875	559
4/1/35, Continuously Callable @92 (d)	875	530
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30) (a)	12,500	13,196
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 5/1/53, (Put Date 7/31/24) (a)	10,000	10,285
		40,893
Texas (9.6%):
Arlington Higher Education Finance Corp. Revenue, 4.88%, 6/15/56, (Put Date 6/1/24) (a)(b)	2,000	1,971
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,105	1,117
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	2,739
5.00%, 12/1/27, Continuously Callable @100	2,990	2,972
5.00%, 12/1/28, Continuously Callable @100	1,640	1,623
5.00%, 12/1/29, Continuously Callable @100	1,600	1,576
5.00%, 12/1/30, Continuously Callable @100	1,700	1,668
5.25%, 12/1/35, Continuously Callable @100	5,150	5,080

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Central Texas Regional Mobility Authority Revenue
1/1/24 (d)	$7,000	$6,850
1/1/26 (d)	2,535	2,302
Series A, 5.00%, 1/1/34, Pre-refunded 7/1/25 @ 100	1,250	1,294
Series A, 5.00%, 1/1/35, Pre-refunded 7/1/25 @ 100	1,100	1,138
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	10,181
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	8,651
City of Arlington Special Tax (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,592
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,582
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,247
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,439
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	4,536
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	1,848
4.00%, 7/15/33, Continuously Callable @100	1,100	1,128
4.00%, 7/15/34, Continuously Callable @100	1,050	1,073
4.00%, 7/15/35, Continuously Callable @100	1,000	1,017
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,341
5.00%, 9/1/30, Continuously Callable @100	1,000	1,018
5.00%, 9/1/32, Continuously Callable @100	5,615	5,715
5.00%, 9/1/33, Continuously Callable @100	5,345	5,440
5.00%, 9/1/34, Continuously Callable @100	2,150	2,188
5.00%, 9/1/35, Continuously Callable @100	1,575	1,603
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	760
4.00%, 3/1/33, Continuously Callable @100	1,000	1,025
4.00%, 3/1/34, Continuously Callable @100	1,000	1,022
4.00%, 3/1/36, Continuously Callable @100	1,500	1,520
Clifton Higher Education Finance Corp. Revenue
Series A, 4.00%, 8/15/38, Continuously Callable @100	1,085	1,018
Series A, 4.00%, 8/15/39, Continuously Callable @100	1,130	1,052
Series A, 4.00%, 8/15/40, Continuously Callable @100	1,180	1,091
Series A, 4.00%, 8/15/41, Continuously Callable @100	1,225	1,123
Series A, 4.00%, 8/15/42, Continuously Callable @100	1,035	942
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,169
4.00%, 8/15/34, Continuously Callable @100	2,275	2,304
4.00%, 8/15/35, Continuously Callable @100	2,375	2,387
4.00%, 8/15/36, Continuously Callable @100	3,710	3,684
4.00%, 8/15/37, Continuously Callable @100	3,860	3,778
4.00%, 8/15/38, Continuously Callable @100	4,015	3,894
4.00%, 8/15/39, Continuously Callable @100	4,305	4,154
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,316
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,016
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	7,558
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 6/1/28, Continuously Callable @100	1,400	1,345
Series C-2, 4.13% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (a)(c)	3,330	3,318
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	763
5.00%, 3/1/31, Continuously Callable @100	2,030	2,065
5.00%, 3/1/32, Continuously Callable @100	2,500	2,544

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	$4,000	$4,029
5.00%, 2/1/34, Continuously Callable @100	4,000	4,030
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,249
5.00%, 9/1/30, Continuously Callable @100	1,380	1,418
5.00%, 9/1/31, Continuously Callable @100	2,000	2,055
5.00%, 9/1/32, Continuously Callable @100	1,500	1,541
5.00%, 9/1/33, Continuously Callable @100	2,680	2,754
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	5,405	5,154
Mesquite Health Facilities Development Corp. Revenue
2/15/26 (g)(h)	1,173	152
2/15/35, Continuously Callable @100 (g)(h)	407	53
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	991
4.00%, 11/1/36, Continuously Callable @102	1,475	1,259
Series A, 5.00%, 7/1/30, Continuously Callable @100 (g)	7,500	6,717
Series A, 5.00%, 7/1/35, Continuously Callable @100 (g)	9,000	8,060
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,649
4.00%, 4/1/33, Continuously Callable @100	2,000	2,015
4.00%, 4/1/34, Continuously Callable @100	4,470	4,492
4.00%, 4/1/35, Continuously Callable @100	1,650	1,651
4.00%, 4/1/36, Continuously Callable @100	2,150	2,118
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	7,208
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	5,543
North Texas Tollway Authority Revenue
4.00%, 1/1/44, Continuously Callable @100	1,085	1,036
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	8,212
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,579
Series A, 4.00%, 1/1/43, Continuously Callable @100	14,120	13,601
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,513
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	7,688
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29 (d)	20,000	16,454
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,020
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,704
Permanent University Fund - University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,321
5.00%, 7/1/33, Continuously Callable @100	3,250	3,394
5.00%, 7/1/34, Continuously Callable @100	2,500	2,602
Port of Port Arthur Navigation District Revenue, Series C, 3.36%, 4/1/40, Continuously Callable @100 (f)	800	800
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/39, Continuously Callable @100	700	633
4.00%, 4/1/40, Continuously Callable @100	1,000	900
4.00%, 4/1/41, Continuously Callable @100	895	777
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 9/1/23), Pre-refunded 10/1/24 @ 100 (a)	14,935	14,954
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,175
5.00%, 11/15/31, Continuously Callable @100	2,250	2,282
5.00%, 11/15/32, Continuously Callable @100	2,365	2,398
5.00%, 11/15/37, Continuously Callable @100	2,175	2,173
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	19,118
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	19,955

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30	$9,835	$10,138
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100	3,300	3,056
4.00%, 12/31/38, Continuously Callable @100	3,850	3,556
4.00%, 6/30/39, Continuously Callable @100	2,150	1,978
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,147
		358,079
Utah (0.0%):(i)
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/36, Continuously Callable @103	1,045	907
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,000	819
		1,726
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/33, Continuously Callable @103	3,950	3,412
4.00%, 5/1/37, Continuously Callable @103	4,190	3,452
Vermont Educational & Health Buildings Financing Agency Revenue
5.75%, 10/1/43, Continuously Callable @100 (b)	3,000	2,948
Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,571
		12,383
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (b)	6,500	6,763

Virginia (0.6%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,173
4.00%, 7/1/37, Continuously Callable @100	1,205	1,186
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	781
5.00%, 6/15/34, Continuously Callable @100	2,620	2,728
5.00%, 6/15/35, Continuously Callable @100	1,930	1,998
Virginia College Building Authority Revenue, 4.00%, 2/1/36, Continuously Callable @100	3,000	3,071
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103	500	473
Series A, 4.00%, 1/1/38, Continuously Callable @103	6,000	5,590
Series A, 4.00%, 1/1/39, Continuously Callable @103	7,000	6,454
		23,454
Washington (0.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 7/1/35, Continuously Callable @100	2,355	2,376
5.00%, 8/15/35, Continuously Callable @100	1,775	1,816
5.00%, 7/1/36, Continuously Callable @100	2,250	2,257
5.00%, 8/15/36, Continuously Callable @100	2,500	2,542
4.00%, 7/1/37, Continuously Callable @100	3,125	2,759
5.00%, 8/15/37, Continuously Callable @100	2,400	2,428
Washington State Housing Finance Commission Revenue, Series A-1, 3.50%, 12/20/35	2,621	2,379
		16,557
West Virginia (0.5%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	1,950
5.00%, 6/1/34, Continuously Callable @100	2,970	3,125
5.00%, 1/1/35, Continuously Callable @100	2,920	2,925
5.00%, 6/1/35, Continuously Callable @100	2,405	2,502
5.00%, 1/1/36, Continuously Callable @100	2,065	2,042
5.00%, 9/1/38, Continuously Callable @100	1,000	1,023

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Intermediate-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/39, Continuously Callable @100	$1,000	$1,020
Series A, 4.13%, 6/1/42, Continuously Callable @100	5,000	4,810
		19,397
Wisconsin (1.4%):
Public Finance Authority Revenue
3.00%, 4/1/25 (b)	5	5
3.00%, 4/1/25 (b)	225	220
4.00%, 3/1/29 (b)	890	815
4.00%, 6/15/29, Continuously Callable @100 (b)	260	242
4.00%, 9/1/29, Continuously Callable @103 (b)	1,250	1,155
4.00%, 3/1/30 (b)	950	855
4.00%, 3/1/34, Continuously Callable @100 (b)	3,520	2,985
5.25%, 5/15/37, Continuously Callable @102 (b)	1,000	935
5.00%, 6/15/39, Continuously Callable @100 (b)	410	379
5.00%, 9/1/39, Continuously Callable @103 (b)	2,230	2,044
5.00%, 1/1/40, Continuously Callable @100	3,500	3,350
5.00%, 4/1/40, Continuously Callable @100 (b)	1,080	1,037
5.00%, 4/1/40, Pre-refunded 4/1/30 @ 100 (b)	95	108
4.00%, 7/1/41, Continuously Callable @100 (b)	675	566
4.00%, 1/1/42, Continuously Callable @103	1,150	1,013
4.00%, 4/1/42, Continuously Callable @100 (b)	900	746
5.00%, 4/1/43, Continuously Callable @100	4,185	4,010
5.00%, 1/1/45, Continuously Callable @100	3,275	3,064
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,248
Series A, 4.00%, 7/1/41, Continuously Callable @100	770	648
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	4,304
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,455
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27	360	340
4.00%, 1/1/28, Continuously Callable @103	370	342
4.00%, 1/1/29, Continuously Callable @103	390	352
4.00%, 1/1/30, Continuously Callable @103	405	357
5.00%, 8/15/34, Continuously Callable @100	1,000	1,010
4.00%, 9/15/36, Continuously Callable @103	530	463
4.00%, 11/15/36, Continuously Callable @100	9,830	9,822
4.00%, 1/1/37, Continuously Callable @103	1,460	1,165
4.00%, 3/15/40, Continuously Callable @100	750	652
4.00%, 9/15/41, Continuously Callable @103	510	415
4.00%, 12/1/41, Continuously Callable @100	850	642
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4.00%, 2/15/35, Continuously Callable @100	500	507
4.00%, 2/15/37, Continuously Callable @100	1,000	997
		50,248
Total Municipal Bonds (Cost $3,789,034)		3,673,527

Total Investments (Cost $3,789,034) — 99.0%		3,673,527
Other assets in excess of liabilities — 1.0%		38,252
NET ASSETS - 100.00%		$3,711,779

(a)	Put Bond.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $127,013 thousands and amounted to 3.4% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2023.
(d)	Zero-coupon bond.
(e)	Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Currently the issuer is in default with respect to interest and/or principal payments.
(h)	Issuer filed for bankruptcy.
(i)	Amount represents less than 0.05% of net assets.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of May 31, 2023, based on the last reset date of the security
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

Victory Portfolios III	Schedule of Portfolio Investments
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
Alabama (4.1%):
Black Belt Energy Gas District Revenue
4.80% (SOFR+140bps), 7/1/52, (Put Date 6/1/27) (a)(b)	$3,300	$3,167
4.00%, 10/1/52, (Put Date 12/1/26) (b)	3,000	2,946
Series B-1, 4.36% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23) (a)(b)	10,000	10,018
Series C-1, 5.25%, 6/1/25	600	608
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 8/1/30	1,275	1,404
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	450	433
2.00%, 11/1/33, (Put Date 10/1/24) (b)	425	408
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	3,650	3,509
1.38%, 5/1/34, (Put Date 6/16/25) (b)	5,875	5,472
Southeast Energy Authority A Cooperative District Revenue
5.00%, 7/1/24	350	352
5.00%, 7/1/25	640	646
5.00%, 7/1/26	1,755	1,780
		30,743
Arizona (2.9%):
Arizona IDA Revenue
Series A-3, 3.00%, 12/15/31, Continuously Callable @100 (c)	525	446
Series B, 4.00%, 7/1/31	315	311
Maricopa County IDA Revenue
4.00%, 7/1/29 (c)	750	711
3.00%, 7/1/31 (c)	500	444
Series C, 4.13% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (a)(b)	2,205	2,194
Series C, 4.36% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24) (a)(b)	7,735	7,636
Tempe IDA Revenue
Series A, 4.00%, 12/1/26	240	227
Series A, 4.00%, 12/1/27	355	329
Series A, 4.00%, 12/1/28	365	333
Series A, 4.00%, 12/1/29	380	340
Series A, 4.00%, 12/1/30, Continuously Callable @102	495	430
Series A, 4.00%, 12/1/31, Continuously Callable @102	465	404
Series C-1, 1.50%, 12/1/27, Continuously Callable @100	1,965	1,699
The County of Pima IDA Revenue
Series A, 5.75%, 11/15/23 (c)	180	180
Series A, 5.75%, 11/15/24 (c)	420	419
Series A, 5.75%, 11/15/25 (c)	660	656
The Yavapai County IDA Revenue, 3.80%, 4/1/29, (Put Date 6/1/23) (b)	5,000	5,000
		21,759
Arkansas (0.9%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30	1,180	1,252
5.00%, 9/1/31, Continuously Callable @100	1,200	1,278
5.00%, 9/1/44, (Put Date 9/1/27) (b)	4,000	4,137
		6,667
California (1.4%):
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/24	250	254
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30	200	217
California Infrastructure & Economic Development Bank Revenue, 3.91% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (a)(b)	2,000	1,969
California Municipal Finance Authority Revenue
2.75%, 11/15/27, Continuously Callable @100	785	697

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B-2, 2.13%, 11/15/26, Continuously Callable @100	$820	$748
Newman-Crows Landing Unified School District, GO, 8/1/25 (d)	1,000	936
Sierra View Local Health Care District Revenue
5.00%, 7/1/27	315	333
5.00%, 7/1/28	330	354
5.00%, 7/1/29	315	342
5.00%, 7/1/30	310	341
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,542
		10,733
Colorado (1.0%):
Colorado Health Facilities Authority Revenue
5.00%, 11/1/25	350	360
5.00%, 11/1/32, Continuously Callable @100	1,950	2,140
Series A, 5.00%, 8/1/29	500	539
E-470 Public Highway Authority Revenue, Series B, 3.75% (SOFR+35bps), 9/1/39, (Put Date 9/1/24) (a)(b)	4,000	3,973
Southlands Metropolitan District No. 1, GO, Series A-1, 3.50%, 12/1/27	1,000	945
		7,957
Connecticut (1.9%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	3,622
City of New Haven, GO
Series A, 5.00%, 8/1/24	1,000	1,015
Series A, 5.00%, 8/1/25	580	597
Series A, 5.00%, 8/1/26	580	606
Series A, 5.00%, 8/1/27	1,000	1,062
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 2/1/27	600	628
Series B, 5.00%, 2/1/28	525	557
Series B, 5.00%, 2/1/29	550	591
City of West Haven, GO
Series A, 5.00%, 11/1/23	800	803
Series A, 5.00%, 11/1/24	815	825
Series A, 5.00%, 11/1/27	650	682
Connecticut State Health & Educational Facilities Authority Revenue, Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27) (b)	3,000	3,135
		14,123
Florida (1.7%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23	1,100	1,101
5.00%, 12/1/37, (Put Date 12/1/26) (b)	3,000	3,119
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	200	194
City of Pompano Beach Revenue
3.50%, 9/1/30, Continuously Callable @103	3,590	3,188
Series B-1, 2.00%, 1/1/29	1,000	824
County of Escambia Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	775	751
3.00%, 4/1/39, Continuously Callable @100 (e)	1,400	1,400
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/27	390	391
Series A, 5.00%, 6/15/28, Continuously Callable @100	410	412
Series A, 5.00%, 6/15/29, Continuously Callable @100	360	362
Series A, 5.00%, 6/15/30, Continuously Callable @100	475	478
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/24	500	503
5.00%, 10/1/25	445	451
		13,174
Georgia (6.3%):
Appling County Development Authority Revenue, Series A, 1.50%, 1/1/38, (Put Date 2/3/25) (b)	2,000	1,919

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put Date 8/22/24) (b)	$7,500	$7,286
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/23) (b)	5,000	4,464
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31	1,000	865
Main Street Natural Gas, Inc. Revenue
5.00%, 6/1/24	500	501
Series A, 5.00%, 5/15/28	1,000	1,022
Series A, 5.00%, 5/15/29	1,775	1,826
Series B, 5.00%, 3/1/24	250	251
Series B, 5.00%, 9/1/24	285	287
Series B, 5.00%, 12/1/52, (Put Date 6/1/29) (b)	6,000	6,196
Series C, 4.00%, 8/1/48, (Put Date 12/1/23) (b)	5,000	4,999
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (b)	10,000	9,774
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (b)	815	790
The Development Authority of Burke County Revenue
2.88%, 12/1/49, (Put Date 8/19/25) (b)	1,775	1,733
Series 4, 3.80%, 10/1/32, (Put Date 5/21/26) (b)	1,000	998
The Development Authority of Monroe County Revenue, 3.88%, 6/1/42, (Put Date 3/6/26) (b)	1,500	1,498
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put Date 2/3/25) (b)	3,500	3,358
		47,767
Guam (0.5%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/23	1,500	1,508
Series A, 5.00%, 12/1/24	2,000	2,034
		3,542
Idaho (0.6%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	4,908

Illinois (9.1%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27	1,400	1,373
Series B, 5.00%, 12/1/31, Continuously Callable @100	1,000	1,043
Chicago Park District, GO
Series F-2, 5.00%, 1/1/27	600	632
Series F-2, 5.00%, 1/1/28	1,000	1,069
Series F-2, 5.00%, 1/1/29	1,000	1,085
Series F-2, 5.00%, 1/1/30	1,305	1,436
Series F-2, 5.00%, 1/1/31, Continuously Callable @100	2,115	2,329
Series F-2, 5.00%, 1/1/32, Continuously Callable @100	1,750	1,927
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 1/1/31, Continuously Callable @100	750	746
Chicago Transit Authority Revenue
5.00%, 6/1/25	1,720	1,760
5.00%, 6/1/26	1,000	1,039
City of Chicago Special Assessment Revenue
1.99%, 12/1/23 (c)	274	270
2.27%, 12/1/24 (c)	315	302
2.53%, 12/1/25 (c)	335	316
2.69%, 12/1/26 (c)	305	283
2.87%, 12/1/27 (c)	255	235
City of Chicago Waterworks Revenue
5.00%, 11/1/25	4,000	4,135
5.00%, 11/1/26	1,000	1,051
Series A-1, 5.00%, 11/1/25	2,000	2,067
Series A-1, 4.00%, 11/1/26	2,500	2,548
Illinois Finance Authority Revenue
5.00%, 10/1/29	500	519
5.00%, 10/1/30	250	260

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.26% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26) (a)(b)	$2,250	$2,170
Series C, 4.00%, 2/15/25	10,000	10,091
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5.00%, 10/1/30	325	354
5.00%, 10/1/31, Continuously Callable @100	450	490
Series B, 5.00%, 4/1/30	250	271
Sales Tax Securitization Corp. Revenue, Series A, 5.00%, 1/1/30	2,000	2,202
State of Illinois, GO
Series A, 5.00%, 10/1/23	3,000	3,013
Series A, 5.00%, 11/1/25	5,000	5,184
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	9,570
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/28	1,000	1,003
5.00%, 6/15/30	1,500	1,508
5.00%, 6/15/31	575	579
5.00%, 6/15/32, Continuously Callable @100	480	486
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/23	1,825	1,836
Series A, 5.00%, 12/1/24	1,915	1,953
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29	750	773
4.00%, 4/1/30	750	764
		68,672
Indiana (1.3%):
City of Rockport Revenue, 3.13%, 7/1/25	1,500	1,465
Indiana Bond Bank Revenue
1/15/27 (d)	1,280	1,129
1/15/28 (d)	1,100	939
1/15/29 (d)	565	466
7/15/29, Continuously Callable @99 (d)	730	573
Indiana Finance Authority Revenue
5.00%, 4/1/24	715	717
5.00%, 4/1/25	750	755
5.00%, 4/1/26	790	800
5.00%, 4/1/27	830	845
5.00%, 4/1/28	870	890
5.00%, 4/1/29	1,180	1,212
		9,791
Kansas (0.1%):
City of Manhattan Revenue
Series B-1, 2.88%, 6/1/28, Continuously Callable @100	375	333
Series B2, 2.38%, 6/1/27, Continuously Callable @100	430	384
		717
Kentucky (9.0%):
City of Ashland Revenue
5.00%, 2/1/28	1,775	1,863
5.00%, 2/1/30	740	790
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26) (b)	5,000	4,509
County of Owen Revenue
Series A, 2.45%, 6/1/39, (Put Date 10/1/29) (b)	10,000	8,817
Series B, 2.45%, 9/1/39, (Put Date 10/1/29) (b)	5,000	4,455
Kentucky Economic Development Finance Authority Revenue
4.50%, 10/1/27, Continuously Callable @100	5,000	4,873
Series B-3, 4.96% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (a)(b)	10,000	9,909
Kentucky Public Energy Authority Revenue
4.00%, 2/1/50, (Put Date 2/1/28) (b)	3,370	3,300
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (b)	5,715	5,699

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (b)	$10,000	$9,902
Series C-3, 4.61% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (a)(b)	10,000	9,789
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29) (b)	4,000	4,227
		68,133
Louisiana (2.8%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100	1,000	886
Louisiana Public Facilities Authority Revenue, 4.21% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23) (a)(b)	10,000	9,947
Louisiana Stadium & Exposition District Revenue, 4.00%, 7/3/23, Continuously Callable @100	3,325	3,324
Parish of St. John the Baptist Revenue
2.20%, 6/1/37, (Put Date 12/1/30) (b)	1,750	1,619
Series B1, 2.13%, 6/1/37, (Put Date 7/1/24) (b)	2,000	1,946
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously Callable @100	3,470	3,743
		21,465
Maryland (1.7%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25	1,500	1,523
Series A, 5.00%, 6/1/26	2,000	2,057
Series A, 5.00%, 6/1/27	1,340	1,397
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28	1,910	2,021
5.00%, 7/1/29	1,130	1,205
5.00%, 7/1/30	1,000	1,074
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31	1,475	1,583
Series A, 5.00%, 3/1/32, Continuously Callable @100	1,550	1,676
		12,536
Massachusetts (1.2%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25	1,250	1,267
5.00%, 7/1/26	1,500	1,533
5.00%, 7/15/26 (c)	310	309
5.00%, 7/15/28 (c)	340	336
5.00%, 7/15/30 (c)	640	625
4.16% (MUNIPSA+60bps), 7/1/49, (Put Date 10/1/29), (a)(b)(c)	2,500	2,493
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,472
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 10/1/30	975	1,073
		9,108
Michigan (1.8%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29	1,995	2,074
5.00%, 7/1/30	2,290	2,391
Michigan Finance Authority Revenue
4.00%, 2/1/27	185	181
4.00%, 2/1/32	285	267
Michigan Strategic Fund Revenue (LOC - Comerica Bank, N.A.), 5.25%, 12/1/33, Continuously Callable @100 (e)	6,500	6,500
Summit Academy North Revenue
2.25%, 11/1/26	1,080	1,018
4.00%, 11/1/31, Continuously Callable @103	1,565	1,457
		13,888

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue, 4.06%, 11/1/26, Continuously Callable @100 (e)	$905	$905

Mississippi (2.1%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23) (b)	2,000	1,988
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	3,855
Mississippi Hospital Equipment & Facilities Authority Revenue, 5.00%, 9/1/24	10,000	10,084
		15,927
Missouri (0.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/24	155	153
4.00%, 8/1/26	205	197
4.00%, 8/1/28	415	391
4.00%, 8/1/30	295	272
Missouri Development Finance Board Revenue, 5.00%, 3/1/24	300	302
		1,315
Montana (1.2%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	5,980
Montana State Board of Regents Revenue, Series F, 4.01% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23) (a)(b)	2,785	2,778
		8,758
Nebraska (1.8%):
Central Plains Energy Project Revenue, 5.00%, 5/1/53, (Put Date 10/1/29) (b)	6,000	6,206
County of Douglas Revenue, 4.09% (MUNIPSA+53bps), 7/1/35, (Put Date 9/1/26) (a)(b)	7,925	7,741
		13,947
Nevada (0.3%):
County of Clark Revenue, 3.75%, 1/1/36, (Put Date 3/31/26) (b)	2,500	2,506

New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/30, Continuously Callable @103	280	266
4.00%, 1/1/31, Continuously Callable @103	295	278
		544
New Jersey (4.1%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,015
New Jersey Building Authority Revenue
Series A, 3.00%, 6/15/23	400	400
Series A, 3.00%, 6/15/23	600	600
Series A, 5.00%, 6/15/24	1,595	1,622
Series A, 5.00%, 6/15/24	2,405	2,435
New Jersey Economic Development Authority Revenue, Series BBB, 5.00%, 6/15/23	7,000	7,002
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/23	4,000	4,011
Series B, 4.00%, 9/1/24	4,730	4,745
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/24	5,095	5,159
Series AA, 5.00%, 6/15/23	3,835	3,836
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	5	5
		30,830
New Mexico (1.3%):
City of Farmington Revenue, Series A, 2.15%, 4/1/33, Continuously Callable @101	5,000	4,164
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/27	770	803

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/28	$780	$823
5.00%, 6/1/29	835	887
5.00%, 6/1/30	525	562
5.00%, 6/1/31, Continuously Callable @100	690	741
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28	840	903
5.00%, 9/1/31, Continuously Callable @100	300	330
Winrock Town Center Tax Increment Development District Tax Allocation, 3.75%, 5/1/28 (c)	750	714
		9,927
New York (13.3%):
Build NYC Resource Corp. Revenue, Series A, 3.40%, 7/1/27	300	293
City of Amsterdam, GO, 5.00%, 3/6/24, Continuously Callable @100	5,000	5,009
City of Long Beach, GO, 4.00%, 2/16/24	10,000	9,976
City of Poughkeepsie, GO
4.00%, 4/15/24	140	140
5.13%, 4/26/24	1,500	1,509
4.00%, 4/15/25	215	214
4.00%, 4/15/26	230	229
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 3/1/24	1,600	1,618
Long Island Power Authority Revenue
4.37% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (a)(b)	1,100	1,105
4.01% (MUNIPSA+45bps), 9/1/38, (Put Date 9/1/25) (a)(b)	10,500	10,548
Series B, 1.65%, 9/1/49, (Put Date 9/1/24) (b)	4,500	4,415
Series C, 4.37% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (a)(b)	2,885	2,888
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 2/1/24) (b)	1,830	1,957
Series A3, 4.05% (SOFR+65bps), 11/15/42, (Put Date 4/1/26) (a)(b)	10,000	9,463
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series 2, 4.20% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (a)(b)	2,000	1,953
New York City Municipal Water Finance Authority Revenue, Series DD, 3.76%, 6/15/33, Continuously Callable @100 (e)	2,500	2,500
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	14,950	13,201
2.63%, 9/15/69, Continuously Callable @100	1,650	1,431
Series A, 1.90%, 11/15/31, Continuously Callable @100	2,000	1,637
New York State Dormitory Authority Revenue
5.00%, 12/1/24 (c)	1,200	1,198
5.00%, 12/1/25 (c)	1,200	1,200
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (c)	500	489
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100	1,050	1,088
5.00%, 9/1/27	1,250	1,324
Village of Clayton, GO, 5.00%, 10/19/23, Continuously Callable @100	4,539	4,542
Village of Johnson City, GO
Series BA, 4.00%, 9/29/23	12,559	12,546
Series C, 5.25%, 9/29/23	3,000	3,011
Village of Valley Stream, GO, 4.50%, 5/10/24	5,000	5,005
		100,489
North Carolina (1.0%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	800
2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	799
Series A, 1.38%, 5/1/34, (Put Date 6/16/25) (b)	2,000	1,886

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
North Carolina Medical Care Commission Revenue
2.30%, 9/1/25, Continuously Callable @100	$1,250	$1,150
2.88%, 10/1/26, Continuously Callable @100	615	562
Series A, 4.00%, 10/1/27	600	580
Series B-1, 2.55%, 9/1/26, Continuously Callable @100	1,575	1,484
		7,261
North Dakota (0.3%):
City of Grand Forks Revenue
5.00%, 12/1/31	1,200	1,246
5.00%, 12/1/32, Continuously Callable @100	1,300	1,350
		2,596
Ohio (2.8%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29	275	292
5.00%, 11/15/30	350	374
5.00%, 11/15/31, Continuously Callable @100	300	321
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,224
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,379
Ohio Air Quality Development Authority Revenue
2.40%, 12/1/38, (Put Date 10/1/29) (b)	3,250	2,824
Series D, 1.90%, 5/1/26, (Put Date 10/1/24) (b)	3,500	3,375
Ohio Higher Educational Facility Commission Revenue, Series C, 5.00%, 5/1/24	1,000	1,010
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25, Continuously Callable @100 (c)	5,500	5,475
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/25, Continuously Callable @100	1,000	978
State of Ohio Revenue
5.00%, 11/15/27	425	441
5.00%, 11/15/30	710	752
5.00%, 11/15/31, Continuously Callable @100	465	494
Series A, 5.00%, 1/15/30	1,000	1,076
		21,015
Oklahoma (0.9%):
Muskogee Industrial Trust Revenue, 4.00%, 9/1/28	5,000	4,977
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/23	500	499
Series B, 5.00%, 8/15/24	600	598
Series B, 5.00%, 8/15/25	550	546
		6,620
Oregon (0.2%):
County of Yamhill Revenue
Series A, 4.00%, 10/1/23	425	424
Series A, 4.00%, 10/1/24	425	420
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28	150	159
Series A, 5.00%, 10/1/29	300	319
Series A, 5.00%, 10/1/30	300	322
		1,644
Pennsylvania (6.3%):
Bethlehem Area School District Authority Revenue, Series A, 3.75% (SOFR+35bps), 1/1/30, (Put Date 11/1/25) (a)(b)	995	927
Chester County IDA Revenue, 3.75%, 10/1/24	255	253
Coatesville School District, GO, 5.00%, 6/30/23	4,250	4,247
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24	1,000	1,018
5.00%, 8/1/25	800	829
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,093
County of Lehigh Revenue
5.00%, 7/1/28	1,750	1,885

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/29	$2,000	$2,183
Delaware County Authority Revenue
5.00%, 10/1/23	235	235
5.00%, 10/1/24	505	508
5.00%, 10/1/25	525	532
5.00%, 10/1/30	1,200	1,242
Geisinger Authority Revenue, 4.53% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24) (a)(b)	7,000	6,999
General Authority of Southcentral Pennsylvania Revenue, Series B, 4.16% (MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24) (a)(b)	6,000	6,012
Latrobe IDA Revenue
5.00%, 3/1/28	135	137
5.00%, 3/1/29	175	179
5.00%, 3/1/30	150	154
5.00%, 3/1/31	175	180
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25	550	570
5.00%, 12/15/26, Continuously Callable @100	500	518
5.00%, 12/15/27, Continuously Callable @100	1,000	1,037
Montgomery County IDA Revenue, Series A, 4.10%, 4/1/53, (Put Date 6/1/25) (b)	2,500	2,512
Northampton County General Purpose Authority Revenue, 4.66% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (a)(b)	1,855	1,847
Philadelphia IDA Revenue
5.00%, 6/15/28 (c)	210	211
5.00%, 6/15/29, Continuously Callable @100 (c)	220	221
5.00%, 6/15/30, Continuously Callable @100 (c)	145	146
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series C, 4.21% (MUNIPSA+65bps), 9/1/40, (Put Date 12/1/23) (a)(b)	7,500	7,451
Scranton School District, GO, Series A, 5.00%, 6/1/23	2,435	2,435
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (b)	1,700	985
		47,546
South Carolina (1.6%):
Patriots Energy Group Financing Agency Revenue, Series B, 4.32% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (a)(b)	10,000	9,999
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable @100	2,220	2,257
		12,256
South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue
4.06%, 11/1/25, Continuously Callable @100 (e)	945	945
4.06%, 11/1/27, Continuously Callable @100 (e)	1,745	1,745
		2,690
Tennessee (1.4%):
Tennergy Corp. Revenue
Series A, 5.25%, 12/1/24	500	502
Series A, 5.25%, 12/1/25	550	554
Series A, 4.00%, 12/1/51, (Put Date 9/1/28) (b)	4,130	4,080
Series A, 5.50%, 10/1/53, (Put Date 12/1/30) (b)	5,000	5,278
		10,414
Texas (4.1%):
City of San Antonio Electric & Gas Systems Revenue, 4.43% (MUNIPSA+87bps), 2/1/48, (Put Date 12/1/25) (a)(b)	5,000	4,878
County of Wise Revenue
5.00%, 8/15/23	500	501
5.00%, 8/15/29	880	916
5.00%, 8/15/31	680	719
5.00%, 8/15/32, Continuously Callable @100	450	476

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/33, Continuously Callable @100	$930	$984
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24	780	779
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26) (b)	1,400	1,478
Series C-2, 4.13% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (a)(b)	1,670	1,664
Karnes County Hospital District Revenue, 5.00%, 2/1/24	660	664
Martin County Hospital District, GO
4.00%, 4/1/27	300	305
4.00%, 4/1/29	405	415
4.00%, 4/1/32, Continuously Callable @100	350	361
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23 (f)	1,250	1,119
Series A, 5.00%, 7/1/24 (f)	2,300	2,060
Series A, 5.00%, 7/1/25 (f)	2,135	1,912
Port of Port Arthur Navigation District Revenue
3.35%, 4/1/40, Continuously Callable @100 (e)	215	215
3.35%, 4/1/40, Continuously Callable @100 (e)	2,400	2,400
Series C, 3.36%, 4/1/40, Continuously Callable @100 (e)	5,055	5,055
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27	2,000	2,034
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,339
		31,274
Vermont (0.2%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103	445	408
4.00%, 5/1/30, Continuously Callable @103	230	207
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/26	1,000	999
		1,614
Virginia (2.4%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	10,140	10,183
Halifax County IDA Revenue, 1.65%, 12/1/41, (Put Date 5/31/24) (b)	1,500	1,468
James City County Economic Development Authority Revenue, 4.00%, 12/1/30, Continuously Callable @103	220	201
Marquis Community Development Authority Revenue, 3.00%, 9/1/45 (c)(f)	1,074	468
Marquis Community Development Authority Tax Allocation
Series A, 2.04%, 9/1/36 (f)	3,506	1,528
Series C, 9/1/41 (d)	5,111	13
Peninsula Ports Authority Revenue, 3.80%, 10/1/33, (Put Date 10/1/24) (b)	1,810	1,796
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,586
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/30, Continuously Callable @103	1,250	1,324
		18,567
Washington (2.0%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26	2,000	2,053
5.00%, 8/15/27	2,175	2,250
Series B-2, 4.96% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25) (a)(b)	10,000	9,948
Series B-3, 5.00%, 8/1/49, Callable 2/1/26 @ 100	1,000	1,033
		15,284
Wisconsin (2.6%):
Monroe School District Revenue, 4.00%, 6/14/23, Continuously Callable @100	5,000	4,999
Public Finance Authority Revenue
4.00%, 3/1/24 (c)	1,010	999

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Tax Exempt Short-Term Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/24 (c)	$635	$628
4.00%, 3/1/25 (c)	1,075	1,049
4.00%, 3/1/26 (c)	1,510	1,452
4.00%, 3/1/27 (c)	795	753
4.00%, 3/1/28 (c)	840	782
3.25%, 1/1/30	1,795	1,608
5.00%, 4/1/30 (c)	500	505
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/24	160	159
4.00%, 1/1/25	205	201
4.00%, 1/1/26	345	332
4.00%, 3/15/30	400	391
4.21% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24) (a)(b)	1,700	1,698
Series B, 3.00%, 9/15/23	160	159
Series B, 4.00%, 9/15/24	100	99
Series B, 4.00%, 9/15/26	110	107
Series B, 4.00%, 9/15/27	140	135
Series B, 4.00%, 9/15/28, Continuously Callable @103	200	191
Series B, 4.00%, 9/15/29, Continuously Callable @103	305	289
Series B, 4.00%, 9/15/30, Continuously Callable @103	320	300
Series B, 4.00%, 9/15/31, Continuously Callable @103	315	293
Series B-2, 2.55%, 11/1/27, Continuously Callable @100	570	515
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27) (b)	2,000	2,069
		19,713
Total Municipal Bonds (Cost $782,877)		749,325

Total Investments (Cost $782,877) — 99.0%		749,325
Other assets in excess of liabilities — 1.0%		7,836
NET ASSETS - 100.00%		$757,161

(a)	Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2023.
(b)	Put Bond.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $24,315 thousands and amounted to 3.2% of net assets.
(d)	Zero-coupon bond.
(e)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Currently the issuer is in default with respect to interest and/or principal payments.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of May 31, 2023, based on the last reset date of the security
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Victory Portfolios III	Schedule of Portfolio Investments
Victory California Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
California (95.2%):
Abag Finance Authority for Nonprofit Corps. Revenue, 5.50%, 12/1/30, Continuously Callable @100 (a)	$1,300	$1,300
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/39, Continuously Callable @100	2,000	2,105
Alameda Corridor Transportation Authority Revenue, 0.00%, 10/1/50, Continuously Callable @100 (b)	1,250	593
Alameda County IDA Revenue (LOC - Comerica Bank, N.A.), Series A, 6.25%, 12/1/40, Callable 9/1/23 @ 100 (a)	860	860
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,083
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,471
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Pre-refunded 5/1/24 @ 100	1,500	1,525
Bay Area Toll Authority Revenue, 4.81% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27) (c)(d)	15,000	14,825
Burbank Unified School District, GO
0.00%, 8/1/33, Continuously Callable @100 (b)	3,085	3,278
0.00%, 8/1/34, Continuously Callable @100 (b)	3,000	3,178
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100 (e)	2,000	1,874
California County Tobacco Securitization Agency Revenue
4.00%, 6/1/49, Continuously Callable @100	500	442
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	447
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	884
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100	2,000	2,073
5.00%, 10/1/48, Continuously Callable @100	2,000	2,054
5.00%, 10/1/52, Continuously Callable @100	5,500	5,335
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,008
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100	1,900	1,759
4.00%, 11/1/50, Continuously Callable @100	680	627
California Health Facilities Financing Authority Revenue
Series A, 5.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	5,000	5,001
Series A, 4.00%, 3/1/39, Continuously Callable @100	7,375	7,003
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,045
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,800	1,698
Series A, 5.00%, 8/15/47, Continuously Callable @100	2,900	2,901
Series A, 4.00%, 10/1/47, Continuously Callable @100	10,000	8,882
Series A, 4.00%, 4/1/49, Continuously Callable @100	1,700	1,583
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	1,879
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	13,907
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,075
5.00%, 7/1/44, Continuously Callable @100	2,300	2,343
California Infrastructure & Economic Development Bank Revenue
3.91% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (c)(d)	2,250	2,215
4.00%, 7/1/50, Continuously Callable @100	4,000	3,667
Series B, 5.00%, 11/1/57, Continuously Callable @100	1,300	1,318
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty Corp.)
Series A, 5.25%, 11/1/36, Continuously Callable @100	1,000	1,094
Series A, 5.25%, 11/1/52, Continuously Callable @100	500	533
California Municipal Finance Authority Revenue
5.00%, 6/1/43, Continuously Callable @100	2,500	2,641
4.00%, 10/1/46, Continuously Callable @100	6,500	5,797

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory California Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/46, Continuously Callable @100	$965	$799
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	772
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	1,820
Series A, 5.00%, 2/1/47, Continuously Callable @100	2,000	2,022
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,007
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,004
Series A, 4.00%, 11/15/52, Continuously Callable @103	750	525
Series A, 4.00%, 11/15/56, Continuously Callable @103	1,100	749
California Municipal Finance Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100	1,900	1,921
4.13%, 5/15/46, Continuously Callable @100	2,100	2,102
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,585
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100 (e)	6,000	6,194
5.00%, 11/21/45, Continuously Callable @100 (e)	2,000	2,046
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,012
5.00%, 10/15/47, Continuously Callable @100	3,000	3,010
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100 (e)	1,600	1,600
5.00%, 8/1/41, Pre-refunded 8/1/25 @ 100 (e)	150	156
5.00%, 8/1/42, Continuously Callable @100 (e)	1,000	993
5.00%, 8/1/46, Continuously Callable @100 (e)	2,050	1,983
5.00%, 8/1/46, Pre-refunded 8/1/25 @ 100 (e)	200	208
5.00%, 8/1/52, Continuously Callable @100 (e)	1,000	940
Series A, 5.00%, 7/1/47, Continuously Callable @100 (e)	1,370	1,381
Series A, 5.00%, 7/1/49, Continuously Callable @100 (e)	1,000	1,008
Series A, 5.00%, 7/1/54, Continuously Callable @100 (e)	2,150	2,156
California Statewide Communities Development Authority Revenue
5.00%, 5/15/40, Continuously Callable @100	2,750	2,777
5.00%, 10/1/46, Continuously Callable @100	2,750	2,778
5.00%, 1/1/48, Continuously Callable @100	1,995	1,923
5.00%, 7/1/48, Continuously Callable @100	4,000	4,221
Series A, 5.00%, 5/15/25	2,180	2,204
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,390
Series A, 5.00%, 5/15/47, Continuously Callable @100	2,000	2,012
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	2,749
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,024
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	2,554
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty Corp.), Series A, 5.25%, 8/15/52, Continuously Callable @100	1,000	1,065
California Statewide Communities Development Authority Revenue (LOC - Comerica Bank, N.A.), 5.50%, 8/1/46 (a)	1,250	1,250
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 4.00%, 11/1/46, Continuously Callable @100	4,000	3,767
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	9,027
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	983
City & County of San Francisco CA Community Facilities District No. 2014-1 Special Tax, Series A, 5.00%, 9/1/52, Continuously Callable @100	750	785
City & County of San Francisco CA Community Facilities District Special Tax, 4.00%, 9/1/52, Callable 9/1/28 @ 103 (e)	1,750	1,339
City & County of San Francisco CA Infrastructure & Revitalization Financing District No. 1 Tax Allocation
Series A, 5.00%, 9/1/52, Continuously Callable @100 (e)	1,250	1,161

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory California Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 9/1/52, Continuously Callable @100 (e)	$640	$594
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,359
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/47, Continuously Callable @100	2,000	2,098
City of Sacramento CA Special Tax, 5.38%, 9/1/52, Continuously Callable @103 (e)	2,000	2,013
City of San Mateo CA Special Tax (INS-Build America Mutual Assurance Co.), 5.25%, 9/1/44, Continuously Callable @100	4,000	4,243
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	5,710	5,750
4.00%, 11/15/44, Continuously Callable @100	5,000	5,022
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	2,778
5.00%, 1/1/47, Continuously Callable @100	2,000	2,031
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Pre-refunded 9/1/23 @ 100	1,350	1,356
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,132
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	10,478
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,537
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100	1,500	1,289
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.)
1/15/34 (f)	15,000	10,106
1/15/35 (f)	7,500	4,810
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/46, Continuously Callable @100	1,225	1,174
Golden State Tobacco Securitization Corp. Revenue, 5.00%, 6/1/51, Continuously Callable @100	1,000	1,037
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,474
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,162
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,945
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 8/1/46, Continuously Callable @100	3,550	3,352
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	750	777
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	452
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	448
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	2,990	3,022
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,015	926
Series B, 5.00%, 9/1/42, Continuously Callable @100	995	1,009
Series B, 5.00%, 9/1/47, Continuously Callable @100	995	1,004
Series C, 5.00%, 9/1/42, Continuously Callable @100	995	1,009
Series C, 5.00%, 9/1/47, Continuously Callable @100	520	525
Series D, 5.00%, 9/1/49, Continuously Callable @100	995	1,002

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory California Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
5.00%, 9/1/56, Continuously Callable @100	$5,970	$6,181
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,790	1,685
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,011
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,415
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	4,105
Los Angeles County Facilities, Inc. Revenue, Series A, 5.00%, 12/1/51, Continuously Callable @100	2,440	2,552
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,043
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	6,188
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/41, Continuously Callable @100	5,790	5,800
Middle Fork Project Finance Authority Revenue, 5.00%, 4/1/33, Continuously Callable @100	2,205	2,345
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	3,516
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,407
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	6,853
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,412
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,007
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,505
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 8/1/30 (f)	7,500	5,989
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31 (f)	12,230	9,064
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), Series A, 8/1/26 (f)	5,500	4,813
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	4,838
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,110
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,532
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	4,406
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	2,737
River Islands Public Financing Authority (INS - Assured Guaranty Corp.), Series A-1, 5.25%, 9/1/52, Continuously Callable @103	1,500	1,649
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal Corp.), Series 2016-1, 5.25%, 9/1/52, Continuously Callable @103	2,000	2,129
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 10/1/36, Continuously Callable @100	1,250	1,258
Series A, 4.00%, 10/1/37, Continuously Callable @100	1,625	1,629

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory California Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 10/1/37, Continuously Callable @100	$2,000	$2,007
Riverside County Transportation Commission Revenue
Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,000
Series B1, 4.00%, 6/1/46, Continuously Callable @100	3,000	2,770
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,072
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual Assurance Co.), 5.00%, 10/1/44, Continuously Callable @100	2,000	2,026
Sacramento City Unified School District CA, GO (INS - Build America Mutual Assurance Co.), Series A, 5.50%, 8/1/52, Continuously Callable @100	1,500	1,624
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,022
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,101
San Diego County Regional Airport Authority Revenue
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,549
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,090
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,566
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	2,905
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,136
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,139
Santa Cruz County Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	6,235
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,039
State of California, GO
5.00%, 10/1/47, Continuously Callable @100	19,000	19,695
5.00%, 9/1/52, Continuously Callable @100	1,000	1,100
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100	920	787
5.00%, 3/1/47, Continuously Callable @100	2,760	2,662
Sweetwater Union High School District, GO, Series A1, 5.00%, 8/1/52, Continuously Callable @100	1,000	1,054
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	995
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,608
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	7,311
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	880	876
5.00%, 6/1/48, Continuously Callable @100	2,175	2,236
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100	800	811

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory California Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 2.40%, 10/1/49, Continuously Callable @100	$160	$153
University of California Revenue
2.00%, 5/15/48, Callable 7/3/23 @ 100 (a)	2,400	2,400
5.00%, 5/15/52, Continuously Callable @100	2,500	2,706
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	1,771
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,147
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,587
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	4,379
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Pre-refunded 8/1/25 @ 100	4,000	4,166
Washington Township Health Care District Revenue
Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,007
Series A, 4.00%, 8/1/51, Continuously Callable @100	3,280	2,975
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	5,931
		486,036
Guam (3.2%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,006
5.00%, 1/1/46, Continuously Callable @100	7,000	7,020
Guam Power Authority Revenue
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	2,851
Series A, 5.00%, 10/1/41, Continuously Callable @100	2,635	2,718
		16,595
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/33, Continuously Callable @100 (e)	3,000	3,121
Total Municipal Bonds (Cost $520,615)		505,752

Total Investments (Cost $520,615) — 99.0%		505,752
Other assets in excess of liabilities — 1.0%		4,856
NET ASSETS - 100.00%		$510,608

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2023.
(d)	Put Bond.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $28,767 thousands and amounted to 5.6% of net assets.
(f)	Zero-coupon bond.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority

LOC—Letter of Credit
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

Victory Portfolios III	Schedule of Portfolio Investments
Victory New York Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.8%)
Guam (5.0%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	$1,000	$1,008
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,002
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,009
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	504
Guam Power Authority Revenue
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,192
Series A, 5.00%, 10/1/41, Continuously Callable @100	1,250	1,289
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/39, Continuously Callable @100	500	510
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	490
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,001
		8,005
New York (93.8%):
Albany Capital Resource Corp. Revenue, 5.00%, 6/1/49, Continuously Callable @100	1,500	1,302
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,035
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously Callable @100	1,000	985
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100	1,500	1,514
4.00%, 10/1/45, Continuously Callable @100	1,000	922
Series B, 4.00%, 11/1/55, Continuously Callable @102	1,000	770
Broome County Local Development Corp. Revenue, 4.00%, 1/1/47, Continuously Callable @103	500	368
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 7/1/40, Continuously Callable @100	2,000	1,644
5.00%, 8/1/52, Continuously Callable @100	1,000	881
Series A, 5.00%, 6/1/35, Continuously Callable @103	1,000	1,028
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	710
5.00%, 7/1/41, Continuously Callable @100	500	501
4.00%, 8/1/42, Continuously Callable @100	1,000	918
5.50%, 4/1/43, Continuously Callable @100	1,000	1,000
5.00%, 7/1/45, Continuously Callable @100	2,000	2,019
5.00%, 11/1/47	2,000	2,195
5.00%, 6/1/48, Continuously Callable @102	2,000	1,999
4.00%, 7/1/49, Continuously Callable @100	500	460
5.75%, 6/1/52, Continuously Callable @100 (a)	750	739
4.75%, 6/15/53, Continuously Callable @100	500	463
5.00%, 7/1/56, Continuously Callable @100	500	488
5.75%, 6/1/62, Continuously Callable @100 (a)	250	244
Bushnell's Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30	2,220	2,083
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,696
City of Long Beach NY, GO (INS - Build America Mutual Assurance Co.), Series B, 4.63%, 7/15/52, Continuously Callable @100	2,000	1,969
City of New York, GO
Series B-1, 5.25%, 10/1/42, Continuously Callable @100	1,000	1,117
Series B-1, 5.25%, 10/1/47, Continuously Callable @100	500	554
Series B-3, 3.76%, 10/1/46, Continuously Callable @100 (b)	1,250	1,250
Series D-1, 4.00%, 12/1/43, Continuously Callable @100	4,000	3,883

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory New York Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Newburgh, GO, Series A, 5.00%, 6/15/23, Continuously Callable @100	$825	$826
City of Poughkeepsie, GO
4.00%, 4/15/27	235	233
4.00%, 4/15/28	125	123
4.00%, 4/15/29	125	123
4.00%, 4/15/30	135	132
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.), Series A, 3.00%, 7/1/25, Continuously Callable @100	665	660
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @107	1,000	1,066
County of Nassau, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	630	630
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	600	599
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,031
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	1,772
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,479
Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable @100	750	759
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	600	611
5.00%, 7/1/48, Continuously Callable @100	300	297
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	1,965
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	722
Long Island Power Authority Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,020
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,029
Metropolitan Transportation Authority Revenue
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,018
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	894
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,077
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	1,803
Monroe County Industrial Development Corp. Revenue
5.00%, 12/1/46, Continuously Callable @100	1,500	1,486
4.00%, 12/1/46, Continuously Callable @100	2,000	1,690
4.00%, 10/1/47, Continuously Callable @100	1,000	837
5.00%, 6/1/59, Continuously Callable @100 (a)	1,000	941
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,000
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,000
Series C, 4.00%, 7/1/43, Continuously Callable @100	1,000	980
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	504
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/55, Continuously Callable @100	1,000	980
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	2,990	2,619
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100	1,005	894
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,025	962
New York City Municipal Water Finance Authority Revenue, Series DD, 3.76%, 6/15/33, Continuously Callable @100 (b)	3,400	3,400
New York City Transitional Finance Authority Building Aid Revenue, Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	1,961
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	971
4.00%, 11/1/42, Continuously Callable @100	2,000	1,972
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,000
Series D-1, 5.00%, 11/1/46, Continuously Callable @100	2,000	2,174

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory New York Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York City Trust for Cultural Resources Revenue, 4.00%, 7/1/46, Continuously Callable @100	$1,000	$956
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	500	507
Series S, 11/15/37 (c)	1,000	510
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 11/15/48 (c)	2,000	527
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	2,500	2,787
5.50%, 10/1/37	560	632
5.00%, 11/15/44, Continuously Callable @100 (a)	1,000	1,002
2.80%, 9/15/69, Continuously Callable @100	1,500	1,325
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	500	509
5.00%, 12/1/37, Continuously Callable @100 (a)	1,300	1,245
4.00%, 8/1/38, Continuously Callable @100	2,000	1,717
6.00%, 7/1/40, Continuously Callable @100 (a)	2,900	2,602
5.00%, 5/1/43, Continuously Callable @100	1,000	1,014
5.75%, 7/1/43, Continuously Callable @100	1,000	1,001
3.50%, 7/1/44, Continuously Callable @100	1,000	857
5.00%, 7/1/48, Pre-refunded 7/1/28 @ 100	430	475
5.00%, 7/1/48, Continuously Callable @100	570	590
4.00%, 3/15/49, Continuously Callable @100	750	712
5.00%, 7/1/51, Continuously Callable @100	725	716
5.00%, 7/1/57, Continuously Callable @100	1,000	972
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	500
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	1,867
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,502
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,202
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	2,853
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,430
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	401
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	2,938
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	982
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1, 5.50%, 7/1/40	2,000	2,411
Series A, 5.50%, 5/15/30	3,275	3,829
New York State Dormitory Authority Revenue (NBGA - State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	1,990	1,993
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	932
Series B, 4.00%, 1/1/50, Continuously Callable @100	1,000	938
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	750	627
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100	1,000	905
5.00%, 1/1/43, Continuously Callable @100	740	745
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable @100	800	831
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	887
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	473
5.00%, 9/1/47, Continuously Callable @100	1,770	1,775
5.25%, 7/1/52, Continuously Callable @100	1,000	1,074
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,310	1,218
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously Callable @100	250	254

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory New York Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	$1,375	$1,289
Triborough Bridge & Tunnel Authority Revenue
Series A, 4.00%, 11/15/52, Continuously Callable @100	3,000	2,877
Series B, 11/15/32 (c)	1,000	733
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,014
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously Callable @100	125	125
Westchester County Local Development Corp. Revenue
5.00%, 7/1/42, Continuously Callable @104	450	460
5.00%, 11/1/46, Continuously Callable @100	1,000	959
5.00%, 6/1/47, Continuously Callable @100	1,000	1,004
5.00%, 1/1/51, Continuously Callable @103	1,000	921
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	508
		149,090
Total Municipal Bonds (Cost $165,810)		157,095

Total Investments (Cost $165,810) — 98.8%		157,095
Other assets in excess of liabilities — 1.2%		1,875
NET ASSETS - 100.00%		$158,970

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $6,773 thousands and amounted to 4.3% of net assets.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Zero-coupon bond.

AMBAC—American Municipal Bond Assurance Corporation
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

Victory Portfolios III	Schedule of Portfolio Investments
Victory Virginia Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.9%)
District of Columbia (2.7%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/53, Continuously Callable @100	$1,500	$1,306
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,534
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 10/1/30 (a)	5,500	4,190
Washington Metropolitan Area Transit Authority Revenue
5.00%, 7/1/43, Continuously Callable @100	5,000	5,201
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,447
		14,678
Guam (4.6%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/36, Continuously Callable @100	1,000	1,023
5.00%, 7/1/40, Continuously Callable @100	3,250	3,289
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	2,875
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	1,000
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100	500	505
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,073
Series A, 5.00%, 10/1/41, Continuously Callable @100	1,500	1,547
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100	750	766
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,012
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,534
Territory of Guam Revenue
Series A, 5.00%, 11/1/27	200	206
Series A, 5.00%, 11/1/28	250	258
Series A, 5.00%, 11/1/29	250	258
Series A, 5.00%, 11/1/30	250	258
Series A, 5.00%, 11/1/35, Continuously Callable @100	2,000	2,041
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,226
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,002
Series F, 5.00%, 1/1/31	500	517
Series F, 4.00%, 1/1/42, Continuously Callable @100	1,000	890
		25,280
Virginia (91.6%):
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100	2,400	2,255
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100	1,105	1,091
4.75%, 9/1/30, Continuously Callable @100	2,000	1,885
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100	1,775	1,862
4.00%, 7/1/45, Continuously Callable @100	1,585	1,497
Bristol IDA Revenue, 5.00%, 11/1/53, Continuously Callable @100	8,030	8,322
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100	4,600	4,411
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100	700	702
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	739
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101	10,000	9,376
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25	5,000	5,060
5.00%, 7/1/46, Continuously Callable @100	5,805	5,912
5.00%, 7/1/51, Continuously Callable @100	3,435	3,498

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Virginia Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	$5,000	$5,143
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100	1,000	969
4.00%, 7/1/43, Continuously Callable @100	4,000	3,803
City of Chesapeake Expressway Toll Road Revenue
0.00%, 7/15/32, Continuously Callable @100 (b)	6,520	6,678
0.00%, 7/15/40, Continuously Callable @100 (b)	3,000	3,050
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	4,999
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	2,095
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,565
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100	6,000	6,022
Series A, 4.00%, 1/15/50, Continuously Callable @100	2,220	2,115
City of Richmond, GO
Series D, 5.00%, 3/1/32	800	937
Series D, 5.00%, 3/1/33	1,000	1,188
County of Fairfax VA Sewer Revenue
Series A, 5.00%, 7/15/46, Continuously Callable @100	10,000	10,882
Series A, 4.00%, 7/15/51, Continuously Callable @100	10,000	9,318
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100	4,000	4,162
Series A, 5.00%, 10/1/29, Pre-refunded 10/1/24 @ 100	2,000	2,044
Series A, 5.00%, 10/1/30, Pre-refunded 10/1/24 @ 100	2,000	2,044
Series A, 5.00%, 10/1/31, Pre-refunded 10/1/24 @ 100	2,000	2,044
Series A, 5.00%, 10/1/32, Pre-refunded 10/1/24 @ 100	1,500	1,533
Series A, 5.00%, 12/1/32, Pre-refunded 12/1/23 @ 100	1,500	1,512
Series A, 5.00%, 10/1/33, Pre-refunded 10/1/24 @ 100	2,200	2,249
Series A, 5.00%, 10/1/34, Pre-refunded 10/1/24 @ 100	2,000	2,044
Series A, 5.00%, 10/1/42, Pre-refunded 10/1/24 @ 102	2,250	2,343
Series A, 4.00%, 10/1/42, Pre-refunded 10/1/24 @ 102	2,750	2,828
Series A, 5.00%, 12/1/42, Pre-refunded 12/1/23 @ 100	2,800	2,823
Series B, 5.00%, 10/1/35, Pre-refunded 10/1/27 @ 100	2,620	2,848
Series B, 5.00%, 10/1/36, Pre-refunded 10/1/27 @ 100	2,000	2,174
Fairfax County IDA Revenue
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	6,651
Series A, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,414
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.), 5.38%, 7/1/53, (Put Date 7/1/43) (c)	6,000	6,392
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	6,227
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Pre-refunded 6/15/25 @ 100	1,500	1,553
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	4,983
Hampton Roads Transportation Accountability Commission Revenue, Series A, 4.00%, 7/1/52, Continuously Callable @100	5,000	4,699
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100	1,200	1,195
4.25%, 6/1/26, Continuously Callable @100	140	136
5.00%, 10/1/37, Continuously Callable @103	2,500	2,538
4.00%, 10/1/40, Continuously Callable @103	500	450
4.00%, 10/1/45, Continuously Callable @103	725	632
4.00%, 10/1/50, Continuously Callable @103	1,500	1,261
5.00%, 10/1/52, Continuously Callable @103	6,700	6,747
James City County Economic Development Authority Revenue
4.00%, 6/1/47, Continuously Callable @103	1,000	732
Series A, 4.00%, 12/1/50, Continuously Callable @103	9,905	7,515

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Virginia Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lewistown Commerce Center Community Development Authority Tax Allocation
6.05%, 3/1/44, Continuously Callable @103 (d)	$1,053	$695
6.05%, 3/1/44, Continuously Callable @103	645	539
Series C, 6.05%, 3/1/54, Continuously Callable @100 (d)	2,599	390
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102	750	690
4.00%, 1/1/37, Continuously Callable @102	1,000	839
5.00%, 1/1/48, Continuously Callable @100	1,000	1,049
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100	1,135	1,165
5.00%, 12/1/32, Continuously Callable @100	800	821
5.00%, 12/1/33, Continuously Callable @100	775	796
5.00%, 12/1/34, Continuously Callable @100	805	826
Series A, 4.00%, 10/1/52, Continuously Callable @100	2,250	2,117
Lynchburg Economic Development Authority Revenue
4.00%, 1/1/39, Continuously Callable @100	1,320	1,261
4.00%, 1/1/41, Continuously Callable @100	1,135	1,069
5.00%, 9/1/43, Continuously Callable @100	3,000	3,002
4.00%, 1/1/55, Continuously Callable @100	12,920	11,320
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,283
Lynchburg Economic Development Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2018-XL0075, 3.86%, 1/1/47 (e)(f)	3,400	3,400
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.), Series A-3, 3.00%, 1/1/47, Continuously Callable @100 (f)	440	440
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously Callable @100	4,500	4,086
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 5.63%, 9/1/41 (d)	3,532	1,539
Marquis Community Development Authority Revenue, 3.00%, 9/1/45 (d)(e)	1,093	476
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41 (a)	5,389	13
Montgomery County Economic Development Authority Revenue
4.00%, 6/1/38, Continuously Callable @100	1,750	1,759
Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,149
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	2,918
Norfolk Economic Development Authority Revenue
Series B, 5.00%, 11/1/48, (Put Date 11/1/28) (c)	1,600	1,768
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,058
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100	2,250	2,139
5.00%, 9/1/48, Continuously Callable @100	2,055	2,123
5.25%, 9/1/57, Continuously Callable @100	3,000	3,201
Prince William County IDA Revenue
5.00%, 1/1/37, Continuously Callable @102	1,000	888
5.00%, 1/1/46, Continuously Callable @102	4,000	3,306
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	3,975
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Pre-refunded 10/1/25 @ 100	2,340	2,437
5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100	1,165	1,213
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47	12,250	13,481
4.00%, 7/1/51, Continuously Callable @100	5,000	4,663
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,691
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,120

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Virginia Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Rockingham County Economic Development Authority Revenue
4.00%, 12/1/33, Continuously Callable @100	$1,000	$920
5.00%, 12/1/39, Continuously Callable @100	4,180	4,069
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100	250	237
4.00%, 4/1/39, Continuously Callable @100	225	211
4.00%, 4/1/40, Continuously Callable @100	250	232
4.00%, 4/1/45, Continuously Callable @100	750	675
5.00%, 4/1/49, Continuously Callable @100	910	915
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100	5,900	6,079
4.00%, 6/15/37, Continuously Callable @100	6,495	6,347
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	5,000	4,605
University of Virginia Revenue
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,219
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	5,204
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	4,985
Series B, 5.00%, 9/1/49, Continuously Callable @100	5,000	5,284
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded 7/1/25 @ 100	2,000	2,032
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103	3,250	2,977
5.00%, 9/1/44, Continuously Callable @103	4,865	4,320
4.00%, 9/1/48, Continuously Callable @103	3,755	2,750
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	1,822
Virginia College Building Authority Revenue
5.00%, 6/1/23	125	125
5.00%, 6/1/24	225	225
5.00%, 6/1/25	250	251
5.00%, 6/1/26	250	252
5.00%, 6/1/27	275	279
5.00%, 6/1/28	295	303
5.00%, 6/1/29	300	309
5.00%, 6/1/30	325	336
5.00%, 2/1/31, Continuously Callable @100	10,000	10,923
5.00%, 6/1/31	300	311
5.00%, 2/1/32, Continuously Callable @100	4,000	4,368
4.00%, 1/15/33, Continuously Callable @100	965	994
4.00%, 1/15/35, Continuously Callable @100	545	556
4.00%, 1/15/36, Continuously Callable @100	650	657
4.00%, 6/1/36, Continuously Callable @100	925	862
4.00%, 1/15/43, Continuously Callable @100	1,285	1,253
4.00%, 6/1/46, Continuously Callable @100	1,000	848
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	8,084
Series A, 3.00%, 1/15/46, Continuously Callable @100	1,000	750
Series A, 3.00%, 1/15/51, Continuously Callable @100	1,175	826
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.), 3.00%, 11/1/36, Continuously Callable @100 (f)	3,200	3,200
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue, 4.00%, 5/15/46, Continuously Callable @100	5,195	4,916
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100	3,350	3,634
5.00%, 9/15/32, Continuously Callable @100	9,190	9,969
4.00%, 5/15/42, Continuously Callable @100	10,000	9,882
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,050
Virginia Commonwealth University Health System Authority Revenue, 5.00%, 7/1/46, Continuously Callable @100	5,500	5,633
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	760
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	375
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,368

Victory Portfolios III	Schedule of Portfolio Investments — continued
Victory Virginia Bond Fund	May 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia Housing Development Authority Revenue
Series B, 3.60%, 5/1/46, Continuously Callable @100	$7,000	$5,910
Series E, 2.65%, 7/1/50, Continuously Callable @100	1,640	1,106
Series F, 5.00%, 10/1/52, Continuously Callable @100	5,000	5,138
Series G, 5.15%, 11/1/52, Continuously Callable @100	1,750	1,817
Series I, 2.45%, 11/1/45, Continuously Callable @100	1,500	1,041
Series K, 1.95%, 12/1/32, Continuously Callable @100	1,500	1,301
Series K, 2.05%, 12/1/33, Continuously Callable @100	665	571
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	10,188
Virginia Resources Authority Revenue
5.00%, 11/1/32, Continuously Callable @100	15	15
4.00%, 11/1/49, Continuously Callable @100	6,700	6,419
Series A, 4.00%, 11/1/43, Continuously Callable @100	1,445	1,436
Series A, 4.00%, 11/1/47, Continuously Callable @100	1,040	1,005
Series B, 5.25%, 11/1/47, Continuously Callable @100	2,330	2,580
Series B, 4.75%, 11/1/52, Continuously Callable @100	750	784
Virginia Small Business Financing Authority Revenue
5.00%, 10/1/42, Continuously Callable @100	5,000	5,351
4.00%, 12/1/49, Continuously Callable @100	12,800	11,726
4.00%, 12/1/51, Continuously Callable @103	4,000	2,952
Series A, 4.00%, 1/1/45, Continuously Callable @103	2,800	2,430
Series A, 4.00%, 1/1/51, Continuously Callable @103	16,265	13,481
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100	1,540	1,621
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,650
5.00%, 12/1/38, Continuously Callable @100	1,000	1,040
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,068
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100	3,250	3,325
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @ 100	3,250	3,280
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25) (c)	2,500	2,283
		502,552
Total Municipal Bonds (Cost $590,162)		542,510

Total Investments (Cost $590,162) — 98.9%		542,510
Other assets in excess of liabilities — 1.1%		6,101
NET ASSETS - 100.00%		$548,611

(a)	Zero-coupon bond.
(b)	Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(c)	Put Bond.
(d)	Currently the issuer is in default with respect to interest and/or principal payments.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2023, the fair value of these securities was $3,876 thousands and amounted to 0.7% of net assets.
(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.